UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

                                         BlackRock Emerging Markets Long/Short Equity Fund

                                         BlackRock Global Long/Short Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (a)(b)	139,058,099	$139,058,099
Total Short-Term Securities (Cost — $139,058,099*) — 95.6%		139,058,099
Other Assets Less Liabilities — 4.4%		6,458,385

Net Assets — 100.0%		$145,516,484

Portfolio Abbreviations

ADR	American Depository Receipt
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipt
HIBOR	Hong Kong Interbank Offered Rate
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OTC	Over-the-Counter
USD	U.S. Dollar

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund Institutional Class	190,126,929	(190,126,929)	—	—	$60,882	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	139,058,099	139,058,099	$139,058,099	352,996	$803	—
Total					$413,878	$803	—

[1] Includes net capital gain distributions.

(b)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps
Reference Entity	Fixed Amount[1]	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
MSCI Emerging Markets Index	$32,000,079	Goldman Sachs International	5/23/16	5/23/17	$93,747	$(8,397,324)	—	$(8,397,324)
MSCI Emerging Markets Index	$27,515,258	UBS AG	8/08/16	2/8/17	$69,446	(1,753,914)	—	(1,753,914)
Total						$(10,151,238)	—	$(10,151,238)

[1] Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

BLACKROCK FUNDS	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Portfolio

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short	Goldman Sachs & Co.	5/04/17 – 8/29/18	$30,452,100	$4,429,407	[2]	$34,140,455
	Goldman Sachs & Co.	5/02/17 – 8/29/18	(52,735)	34,726	[3]	(5,947)
	Morgan Stanley & Co, Inc.	10/11/17 – 8/28/19	26,015,315	8,687,407	[4]	33,970,992
	Morgan Stanley & Co, Inc.	2/12/18 – 3/1/18	(160,073)	191,624	[5]	18,610
	UBS AG	5/19/17	27,665,677	6,415,580	[6]	34,167,004
	UBS AG	5/19/17	(158,234)	210,184	[7]	44,255
Total				$19,968,928		$102,335,369

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20—1,495 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Week; EUR Overnight.
GBP 1 Week; GBP Overnight
JPY Spot Next
MXN Spot Next
USD 1 Week; USD Spot Next

Overnight Bank Funding Rate
Bank of Canada Overnight Repo Rate
Hong Kong Dollar HIBOR Fixings 2 Week

[2]	Amount includes $741,052 of net dividends and financing fees.

[3]	Amount includes $(12,062) of net dividends and financing fees.

[4]	Amount includes $731,730 of net dividends and financing fees.

[5]	Amount includes $12,941 of net dividends and financing fees.

[6]	Amount includes $(85,747) of net dividends and financing fees.

[7]	Amount includes $7,695 of net dividends and financing fees.

2	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2017, expiration dates 5/04/17 – 8/29/18:

	Shares	Value
Reference Entity — Long
Brazil
Banco Bradesco SA — ADR	36,609	$386,225
Banco Bradesco SA, Preference Shares	24,000	252,624
Braskem SA, Preference A Shares	1,100	11,832
Cia de Saneamento Basico do Estado de Sao Paulo	3,000	40,169
CPFL Energia SA — ADR	463	7,524
Engie Brasil Energia SA	9,100	97,478
Fleury SA	96,700	1,600,064
Hypermarcas SA	111,700	1,057,860
Itau Unibanco Holding SA, Preference Shares — ADR	8,662	106,543
Magazine Luiza SA	900	63,172
Marfrig Global Foods SA	21,800	49,588
Multiplus SA	38,400	472,794
Tim Participacoes SA	2,800	9,051
Tim Participacoes SA — ADR	31,187	502,423

		4,657,347
Chile
Empresa Nacional de Electricidad SA — ADR	61,815	1,420,509
China
Alibaba Group Holding Ltd. — ADR	20,588	2,377,914
Baidu, Inc. — ADR	744	134,091
Bank of China Ltd., Class H	335,000	162,044
China Biologic Products, Inc.	11,054	1,304,372
China Cinda Asset Management Co. Ltd.	1,085,000	412,453
China Communications Construction Corp. Ltd., Class H	248,000	340,520
China Communications Services Corp. Ltd., Class H	810,000	460,949
China Lesso Group Holdings Ltd.	150,000	119,425
China Mobile Ltd.	39,500	420,541
China Pacific Insurance Group Co. Ltd., Class H	134,000	494,378
China Petroleum & Chemical Corp. — ADR	5,470	445,094
China Petroleum & Chemical Corp. Class H	560,000	454,750
China Railway Group Ltd., Class H	682,000	576,811
CNOOC Ltd.	247,000	288,149
CNOOC Ltd. — ADR	6,155	714,903
Datang International Power Generation Co. Ltd., Class H	94,000	28,005
Great Wall Motor Co. Ltd., Class H	98,000	106,133

	Shares	Value
Reference Entity — Long (continued)
China (continued)
Jiangsu Expressway Co. Ltd., Class H	206,000	$303,973
Longfor Properties Co. Ltd.	243,500	421,335
Maanshan Iron & Steel	52,000	17,549
Metallurgical Corp. of China Ltd.	85,000	31,411
NetEase, Inc. — ADR	404	107,218
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	39,100	103,417
Sinopec Shanghai Petrochemical Co. Ltd., Class H	970,000	542,022
Sinopec Shanghai Petrochemical Co. Ltd. — ADR	2,092	117,110
Sinopharm Group Co., Class H	43,200	193,633
Sohu.com, Inc.	10,461	405,887
Tencent Holdings Ltd.	21,800	683,066
Tianjin Capital Environmental Protection Group Co. Ltd.	290,000	196,958
Tianneng Power International Ltd.	180,000	157,474
Weichai Power Co. Ltd., Class H	324,000	524,994
Zhejiang Expressway Co. Ltd., Class H	72,000	89,567
Zijin Mining Group Co. Ltd., Class H	96,000	34,069
ZTE Corp., Class H	380,400	732,743

		13,502,958
Hong Kong
China Mobile, Ltd. — ADR	28,793	1,535,243
China Overseas Land & Investment Ltd.	4,000	11,602
China Resources Cement Holdings Ltd.	226,000	123,566
China Resources Land Ltd.	60,000	166,261
Geely Automobile Holdings Ltd.	370,000	498,521
Haier Electronics Group Co. Ltd.	170,000	394,199
KWG Property Holding Ltd.	217,000	163,924
Nine Dragons Paper Holdings Ltd.	614,000	662,177
Shimao Property Holdings Ltd.	77,000	123,587
Yuexiu Property Co. Ltd.	230,000	38,989

		3,718,069
Indonesia
Gudang Garam Tbk PT	58,100	288,963
Matahari Department Store Tbk PT	1,528,300	1,669,988
Telekomunikasi Indonesia Persero Tbk PT	657,000	216,736
Telekomunikasi Indonesia Persero Tbk PT — ADR	46,433	1,520,681
Unilever Indonesia Tbk PT	11,100	37,058

		3,733,426

BLACKROCK FUNDS	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Malaysia
Astro Malaysia Holdings Bhd	337,100	$209,668
IOI Corp. Bhd	565,500	597,626
MISC Bhd	129,300	217,691

		1,024,985
Mexico
Alfa SAB de C.V., Series A	294,500	404,707
America Movil SAB de C.V., Series L	388,800	298,851
Gruma SAB de C.V. Class B	10,385	138,674
Grupo Bimbo SAB de C.V., Series A	535,292	1,310,275
Industrias Penoles SAB de C.V.	57,700	1,404,245
Wal-Mart de Mexico SAB de C.V.	28,100	117,384

		3,674,136
Netherlands
Yandex NV	37,640	1,026,066
Peru
Compania de Minas Buenaventura SA — ADR	668	8,023
Poland
Polski Koncern Naftowy Orlen SA	2,697	80,601
Russia
Aeroflot — Russian Airlines OJSC	101,700	316,290
AK Transneft OAO, Preference Shares	32	109,618
Alrosa AO	101,900	177,262
Mail.ru Group Ltd. — GDR	13,351	351,799
Mobile Telesystems OJSC — ADR	1,117	11,528
Polymetal International PLC	35,041	460,598
Sberbank of Russia — ADR	55,232	658,466
Uralkali PJSC — GDR	10,897	143,513

		2,229,074
South Africa
Gold Fields Ltd.	1,813	5,942
Gold Fields Ltd. — ADR	151,231	491,501
Investec Ltd.	16,928	127,022
Kumba Iron Ore Ltd.	4,724	61,415
Mondi Ltd.	18,151	470,623
Sappi Ltd.	116,739	866,952
Tsogo Sun Holdings Ltd.	24,795	46,710

		2,070,165
South Korea
Daewoo International Corp.	6,131	129,186
Hanjin Kal Corp.	1	18
Hyundai Development Co-Engineering & Construction	7,288	286,051

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
Hyundai Engineering & Construction Co. Ltd.	19,204	$818,017
Kia Motors Corp.	6,112	187,094
Korea Electric Power Corp.	1,809	72,107
KT Corp.	41,271	1,167,711
KT Corp. — ADR	46,706	774,853
LG Display Co. Ltd.	882	22,727
LG Electronics, Inc.	25,755	1,297,103
LG International Corp.	21,185	604,681
LG Uplus Corp.	4,409	56,023
LS Corp.	5,163	295,431
Poongsan Corp.	9,034	309,666
Samsung Electronics Co. Ltd.	235	460,700
Samsung Electronics Co. Ltd. — GDR	349	342,455
SK Hynix, Inc.	7,119	337,251

		7,161,074
Taiwan
AU Optronics Corp.	745,000	309,627
AU Optronics Corp. — ADR	33,951	137,162
Cathay Financial Holding Co. Ltd.	105,000	168,274
Chailease Holding Co. Ltd.	204,000	519,732
Chimei Innolux Corp.	345,000	161,026
First Financial Holding Co. Ltd.	1,054,825	643,296
Formosa Chemicals & Fibre Corp.	61,000	187,574
Hon Hai Precision Industry Co. Ltd.	614,875	2,012,585
Hon Hai Precision Industry Co. Ltd. — GDR	7,943	52,980
Lite-On Technology Corp.	768,914	1,341,257
Novatek Microelectronics Corp.	39,000	149,871
Pegatron Corp.	191,000	562,510
Quanta Computer, Inc.	63,000	130,515
Taiwan Semiconductor Manufacturing Co. Ltd.	39,000	251,234
Uni-President Enterprises Corp.	253,000	467,037

		7,094,680
Thailand
Airports of Thailand PCL	5,700	6,633
CP ALL PCL	6,800	11,992
Glow Energy PCL, Foreign Registered Shares	4,500	10,668
PTT Exploration & Production PCL	19,400	54,543
PTT Global Chemical PCL	259,000	561,579
PTT PCL	18,300	205,802
Thai Oil PCL	199,000	448,742
Thanachart Capital PCL	109,200	149,167

		1,449,126

4	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Turkey
Akbank TAS	4,717	$12,625
Arcelik AS	19,444	129,632
Eregli Demir ve Celik Fabrikalari TAS	151,165	276,905
Ford Otomotiv Sanayi	20,941	232,752
KOC Holding AS	120,651	567,034
Turkiye Is Bankasi (Isabank), C Shares	719,618	1,420,191

		2,639,139
United Kingdom
Anglo American PLC	26,883	385,396
United States
Genpact Ltd.	16,124	393,748
Total Reference Entity — Long		56,268,522

Reference Entity — Short
Brazil
Embraer SA — ADR	(49,569)	(951,725)
Fibria Celulose SA — ADR	(9,145)	(83,951)
Klabin SA	(17,600)	(87,611)
Petroleo Brasileiro SA — ADR	(24,006)	(209,572)
Rumo SA	(14,900)	(40,981)

		(1,373,840)
China
AviChina Industry & Technology Co. Ltd.	(1,060,000)	(706,680)
CGN Power Co. Ltd.	(875,000)	(263,993)
China Conch Venture Holdings, Ltd.	(65,500)	(130,437)
China Medical System Holdings Ltd.	(61,000)	(105,286)
China Molybdenum Co. Ltd., Class H	(141,000)	(42,924)
China Shanshui Cement Group Ltd.	(2,165,000)	(119,685)
Ctrip.com International Ltd. — ADR	(9,157)	(462,520)
Fosun International Ltd.	(145,500)	(220,063)
Hollysys Automation Technologies, Ltd.	(5,333)	(85,541)
Huaneng Renewables Corp. Ltd.	(868,000)	(302,994)
New China Life Insurance Co. Ltd.	(7,300)	(36,058)
Semiconductor Manufacturing International Corp.	(142,100)	(179,508)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(9,500)	(35,815)
SOHO China Ltd.	(738,000)	(402,114)
Sunac China Holdings Ltd.	(194,000)	(252,658)
TAL Education Group — ADR	(842)	(100,291)

	Shares	Value
Reference Entity — Short (continued)
China (continued)
West China Cement Ltd.	(400,000)	$(60,133)
Zhuzhou CSR Times Electric Co. Ltd.	(4,000)	(20,563)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	(791,200)	(374,863)

		(3,902,126)
Hong Kong
Alibaba Pictures Group Ltd.	(170,000)	(27,529)
Beijing Enterprises Water Group Ltd.	(234,000)	(179,079)
China Everbright International Ltd.	(3,000)	(4,052)
China Gas Holdings Ltd.	(136,000)	(213,215)
China Mengniu Dairy Co. Ltd.	(2,000)	(3,864)
China Merchants Holdings International Co. Ltd.	(3,932)	(11,234)
China Unicom Hong Kong Ltd.	(458,000)	(592,663)
CITIC Ltd.	(4,000)	(5,800)
COSCO Pacific Ltd.	(12,000)	(13,138)
Guangdong Investment Ltd.	(42,000)	(64,965)
Hopewell Highway Infrastructure Ltd.	(786,000)	(454,294)
Shenzhen International Holdings Ltd.	(20,000)	(33,573)
Tongda Group Holdings Ltd.	(4,920,000)	(1,932,619)

		(3,536,025)
Mexico
Grupo Aeroportuario del Pacifico SAB de C.V.	(2,200)	(22,625)
Grupo Aeroportuario del Pacifico SAB de C.V. — ADR	(289)	(29,735)
Grupo Carso SAB de C.V.	(172,237)	(791,685)
Grupo Financiero Inbursa SAB de C.V.	(279,783)	(472,467)
Grupo Mexico SAB de C.V.	(23,500)	(69,120)
Grupo Televisa SAB — ADR	(64,620)	(1,570,266)
Infraestructura Energetica Nova SAB de C.V.	(333,100)	(1,556,038)
Mexichem SAB de C.V.	(887,614)	(2,430,592)
OHL Mexico SAB de C.V.	(3,500)	(4,298)

		(6,946,826)
Peru
Credicorp, Ltd.	(49)	(7,530)
Hochschild Mining PLC	(103,059)	(339,043)

		(346,573)
Poland
Orange Polska SA	(32,607)	(38,888)

BLACKROCK FUNDS	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Poland (continued)
Tauron Polska Energia SA	(21,354)	$(18,110)

		(56,998)
Romania
New Europe Property Investments PLC	(32,951)	(361,200)
Russia
MMC Norilsk Nickel PJSC — ADR	(290)	(4,455)
South Africa
Discovery Holdings Ltd.	(24,525)	(245,541)
Impala Platinum Holdings Ltd.	(27,928)	(89,615)
MTN Group Ltd.	(2,383)	(22,537)
Sasol Ltd.	(208)	(6,374)
Sasol Ltd. — ADR	(58,484)	(1,784,932)

		(2,148,999)
South Korea
Cheil Industries, Inc.	(147)	(15,929)
Dongsuh Cos., Inc.	(1,925)	(52,147)
Hyundai Motor Co.	(109)	(13,786)
Korea Aerospace Industries Ltd.	(859)	(48,146)
Kumho Petrochemical Co. Ltd.	(4,859)	(324,661)
Samsung Biologics Co. Ltd.	(364)	(55,907)
Samsung Heavy Industries Co. Ltd.	(20,092)	(190,440)
Samsung Techwin Co. Ltd.	(2,389)	(109,096)

		(810,112)
Taiwan
China Development Financial Holding Corp.	(99,000)	(27,309)
Delta Electronics Inc.	(115,000)	(647,305)
E.Sun Financial Holding Co. Ltd.	(61,000)	(36,870)
Giant Manufacturing Co. Ltd.	(9,000)	(54,387)
Mega Financial Holding Co. Ltd.	(378,000)	(303,457)
SinoPac Financial Holdings Co. Ltd.	(1,233,000)	(376,740)
United Microelectronics Corp.	(1,036,000)	(414,132)

		(1,860,200)
Thailand
Minor International PCL	(160,100)	(172,412)
TPI Polene PCL	(1,267,600)	(85,753)

		(258,165)
United States
Yum China Holdings, Inc.	(15,315)	(522,548)
Total Reference Entity — Short		(22,128,067)
Net Value of Reference Entity — Goldman Sachs & Co.		$34,140,455

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2017, expiration dates 5/02/17 – 8/29/18:

	Shares	Value
Reference Entity — Long
Australia
OZ Minerals, Ltd.	3,804	$20,199
Whitehaven Coal Ltd.	9,321	19,066

		39,265
Austria
Lenzing AG	621	115,809
OMV AG	1,628	74,988

		190,797
Bermuda
Nabors Industries Ltd.	397	4,105
Canada
Bank of Nova Scotia	221	12,285
Celestica, Inc.	4,003	57,037
Finning International, Inc.	1,700	32,330
Kinross Gold Corp.	1,321	4,597
Magna International, Inc.	264	11,027
Manulife Financial Corp.	342	5,998
Pan American Silver Corp.	1,231	20,642
Yamana Gold, Inc.	2,261	6,079

		149,995
China
CLP Holdings Ltd.	1,000	10,546
Denmark
Carlsberg A/S, Class B	79	7,883
Finland
Cargotec OYJ	1,229	73,230
UPM-Kymmene OYJ	151	3,978

		77,208
France
Arkema SA	1,090	115,412
Kering	132	40,915
Peugeot SA	1,930	40,464

		196,791
Germany
Covestro AG	54	4,208
Deutsche Lufthansa AG, Registered Shares	4,386	75,668
Evonik Industries AG	110	3,673
Talanx AG	2,243	80,855

6	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Germany (continued)
Wacker Chemie AG	696	$73,669

		238,073
Hong Kong
Sun Hung Kai Properties Ltd.	1,000	14,985
Texwinca Holdings Ltd.	52,000	34,878

		49,863
Israel
Teva Pharmaceutical Industries Ltd. — ADR	537	16,958
Japan
Amada Holdings Co. Ltd.	8,300	98,681
Astellas Pharma, Inc.	4,900	64,617
Daicel Corp.	1,900	21,811
Daido Steel Co. Ltd.	2,000	11,136
Daikin Industries Ltd.	100	9,722
Dainippon Screen Manufacturing Co. Ltd.	300	21,791
Denki Kagaku Kogyo KK	4,000	20,609
Electric Power Development Co. Ltd.	100	2,320
Fujitsu General Ltd.	2,000	42,421
Hitachi Chemical Co. Ltd.	2,700	77,326
Hitachi Ltd.	24,000	132,585
Japan Steel Works Ltd.	1,000	16,054
JSR Corp.	600	10,965
JTEKT Corp.	100	1,577
Kubota Corp.	900	14,178
Mazda Motor Corp.	3,000	44,317
Mitsubishi Chemical Holdings Corp.	6,900	54,008
Mitsubishi Electric Corp.	300	4,187
Mitsui Chemicals, Inc.	16,000	81,867
Nikon Corp.	2,000	28,551
Nissan Chemical Industries Ltd.	600	18,609
Nissin Electric Co. Ltd.	100	1,182
Sankyu, Inc.	4,000	25,404
Shin-Etsu Chemical Co. Ltd.	600	52,151
Sumitomo Corp.	3,200	42,763
Teijin Ltd.	2,500	48,438
Tokai Rika Co. Ltd.	400	7,447
Ube Industries Ltd.	4,000	9,299

		964,016
Netherlands
BE Semiconductor Industries NV	1,893	98,963
Philips Lighting NV	62	2,098

		101,061

	Shares	Value
Reference Entity — Long (continued)
Norway
Marine Harvest ASA	1,152	$19,167
Telenor ASA	2,539	41,014

		60,181
Singapore
CapitaLand Ltd.	6,000	16,122
Jardine Cycle & Carriage Ltd.	300	10,152
Venture Corp. Ltd.	15,900	138,766

		165,040
Spain
ACS Actividades de Construccion y Servicios SA	542	20,081
Distribuidora Internacional de Alimentacion SA	6,541	38,892

		58,973
Sweden
Atlas Copco AB, A Shares	966	36,085
BillerudKorsnas AB	1,094	17,526
Electrolux AB, Class B	387	11,485
Sandvik AB	944	15,134

		80,230
Switzerland
Coca-Cola HBC AG	1,886	52,323
Georg Fischer AG, Registered Shares	56	52,806
IWG PLC	1,231	5,178
Logitech International SA, Registered Shares	1,248	41,710
TE Connectivity Ltd.	376	29,091
Temenos Group AG	265	22,937

		204,045
United Kingdom
Acacia Mining PLC	105	538
Inchcape PLC	8,873	98,158
Intertek Group PLC	1,865	98,157
Petrofac Ltd.	1,017	10,718
Rentokil Initial PLC	604	1,947
Smiths Group PLC	1,938	41,199
Spirax-Sarco Engineering PLC	3,173	213,655

		464,372
United States
Adobe Systems, Inc.	1,130	151,126
AES Corp.	981	11,095
Amdocs Ltd.	17	1,041
Avery Dennison Corp.	118	9,819
Baxter International, Inc.	125	6,960

BLACKROCK FUNDS	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Cabot Corp.	1,445	$86,975
Danaher Corp.	754	62,831
Emerson Electric Co.	55	3,315
FedEx Corp.	131	24,851
Hasbro, Inc.	23	2,280
Hershey Co.	194	20,991
HP, Inc.	8,599	161,833
Illinois Tool Works, Inc.	361	49,850
Ingredion, Inc.	1,041	128,897
InterDigital, Inc.	369	33,173
Kellogg Co.	938	66,598
Lear Corp.	478	68,191
Maxim Integrated Products, Inc.	1,327	58,587
NCR Corp.	1,895	78,169
Omnicom Group, Inc.	330	27,100
Rockwell Automation, Inc.	443	69,706
S&P Global, Inc.	97	13,016
Sanmina Corp.	2,432	90,592
Tech Data Corp.	205	19,608
Texas Instruments, Inc.	638	50,517
Tyson Foods, Inc., Class A	263	16,900
VeriSign, Inc.	1,604	142,628
Waters Corp.	88	14,950
Xilinx, Inc.	212	13,379
Yum! Brands, Inc.	21	1,381

		1,486,359
Total Reference Entity — Long		4,565,761

Reference Entity — Short
Australia
Brambles, Ltd.	(2,512)	(19,438)
Incitec Pivot Ltd.	(33,263)	(94,239)
Seek Ltd.	(1,456)	(18,547)

		(132,224)
Austria
Ams AG	(641)	(41,238)
Erste Group Bank AG	(889)	(31,829)
voestalpine AG	(386)	(16,092)

		(89,159)
Belgium
Anheuser-Busch InBev NV	(2,364)	(266,589)
Groupe Bruxelles Lambert SA	(834)	(79,996)
Solvay SA	(367)	(46,679)

		(393,264)

	Shares	Value
Reference Entity — Short (continued)
Canada
Centerra Gold, Inc.	(2,508)	$(12,953)
First Quantum Minerals Ltd.	(795)	(7,577)
IMAX Corp.	(42)	(1,281)
Methanex Corp.	(372)	(17,095)
Parex Resources, Inc.	(6,070)	(75,372)
Potash Corp. of Saskatchewan, Inc.	(1,954)	(32,952)

		(147,230)
Denmark
Chr Hansen Holding A/S	(158)	(10,645)
Coloplast A/S	(257)	(22,006)
DSV A/S	(354)	(19,713)

		(52,364)
Finland
Metsa Board OYJ	(10,630)	(75,409)
Nokia OYJ	(9,218)	(52,698)

		(128,107)
France
Accor SA	(1,049)	(47,833)
Air Liquide SA	(208)	(25,061)
Airbus Group SE	(65)	(5,258)
Bollore SA	(39)	(156)
Bollore SA	(16,848)	(68,553)
Eutelsat Communications SA	(300)	(7,098)
Safran SA	(104)	(8,611)
Suez Environnement Co.	(607)	(9,971)

		(172,541)
Germany
HeidelbergCement AG	(300)	(27,773)
KION Group AG	(848)	(57,448)
MAN SE	(382)	(40,135)
Metro AG	(429)	(14,118)
Rational AG	(106)	(53,276)
ThyssenKrupp AG	(2,355)	(56,121)
Volkswagen AG	(320)	(51,599)

		(300,470)
Hong Kong
Cathay Pacific Airways Ltd.	(29,000)	(41,737)
Esprit Holdings Ltd.	(5)	(4)
Hong Kong & China Gas Co. Ltd.	(200)	(400)

		(42,141)
Ireland
Adient PLC	(474)	(34,868)
Kingspan Group PLC	(439)	(15,271)

		(50,139)

8	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Israel
Frutarom Industries Ltd.	(1,661)	$(97,635)
Italy
Yoox SpA	(1,645)	(43,712)
Japan
Asahi Intecc Co. Ltd.	(100)	(4,446)
Brother Industries Ltd.	(300)	(6,173)
Casio Computer Co. Ltd.	(200)	(2,819)
Ebara Corp.	(800)	(24,371)
Hamamatsu Photonics KK	(1,200)	(35,287)
Hirose Electric Co. Ltd.	(200)	(26,880)
IHI Corp.	(2,000)	(6,773)
Kansai Paint Co. Ltd.	(3,800)	(84,118)
Keyence Corp.	(100)	(40,201)
Kyocera Corp.	(2,600)	(147,251)
Nippon Kayaku Co. Ltd.	(2,000)	(27,326)
Nippon Paint Co. Ltd.	(900)	(34,522)
Pilot Corp.	(200)	(8,131)
Shimano, Inc.	(500)	(76,522)
Shiseido Co. Ltd.	(5,500)	(148,998)
Showa Denko KK	(1,200)	(22,920)
Sysmex Corp.	(500)	(30,454)
Tadano Ltd.	(300)	(3,876)
Terumo Corp.	(500)	(18,259)
THK Co. Ltd.	(500)	(12,896)
Topcon Corp.	(500)	(8,834)
Unicharm Corp.	(500)	(12,160)
Yakult Honsha Co. Ltd.	(1,000)	(56,996)
Yaskawa Electric Corp.	(300)	(5,734)
Yokohama Rubber Co. Ltd.	(4,500)	(88,360)

		(934,307)
Netherlands
Heineken Holding NV	(289)	(24,219)
Heineken NV	(284)	(25,331)
SBM Offshore NV	(82)	(1,351)

		(50,901)
Singapore
Keppel Corp. Ltd.	(5,000)	(23,248)
Wing Tai Holdings Ltd.	(8,000)	(10,815)

		(34,063)
Spain
Abertis Infraestructuras SA	(462)	(8,122)
Ferrovial SA	(2,367)	(50,352)

		(58,474)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(3)	(16,869)

	Shares	Value
Reference Entity — Short (continued)
Switzerland (continued)
Swatch Group AG	(343)	$(137,224)

		(154,093)
United Kingdom
Essentra PLC	(5,835)	(40,924)
Halma PLC	(5,218)	(71,165)
Inmarsat PLC	(2,149)	(22,727)
Kazakhmys PLC	(7,386)	(48,172)
Man Group PLC	(13,665)	(27,195)
Melrose Industries PLC	(4,001)	(12,256)
Micro Focus International PLC	(2,865)	(95,992)

		(318,431)
United States
ANSYS, Inc.	(713)	(78,544)
Arconic, Inc.	(3,896)	(106,478)
Bio-Rad Laboratories, Inc.	(57)	(12,441)
CF Industries Holdings, Inc.	(4,577)	(122,389)
Chemours Co.	(115)	(4,633)
Coach, Inc.	(911)	(35,884)
Cypress Semiconductor Corp.	(7,516)	(105,299)
Diebold, Inc.	(1,981)	(55,864)
Dow Chemical Co.	(1,076)	(67,573)
Finisar Corp.	(2,905)	(66,350)
Flowserve Corp.	(1,188)	(60,434)
FMC Corp.	(1,511)	(110,651)
Goodyear Tire & Rubber Co.	(2,075)	(75,177)
Johnson Controls International PLC	(442)	(18,374)
Littelfuse, Inc.	(346)	(53,336)
Lumentum Holdings, Inc.	(174)	(7,438)
M/A-COM Technology Solutions Holdings, Inc.	(159)	(7,772)
MKS Instruments, Inc.	(46)	(3,599)
National Instruments Corp.	(367)	(12,812)
Newell Rubbermaid, Inc.	(1,298)	(61,967)
NVIDIA Corp.	(135)	(14,081)
PerkinElmer, Inc.	(498)	(29,586)
Platform Specialty Products Corp.	(1,509)	(21,383)
Qorvo, Inc.	(568)	(38,641)
Quintiles Transnational Holdings, Inc.	(16)	(1,348)
Symantec Corp.	(1,183)	(37,418)
Textron, Inc.	(560)	(26,130)
WABCO Holdings, Inc.	(308)	(36,612)
Western Digital Corp.	(575)	(51,215)
Zendesk, Inc.	(1,289)	(37,059)
Zimmer Biomet Holdings, Inc.	(100)	(11,965)

		(1,372,453)
Total Reference Entity — Short		(4,571,708)
Net Value of Reference Entity — Goldman Sachs & Co.		$(5,947)

BLACKROCK FUNDS	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of April 30, 2017, expiration dates 10/11/17 - 8/28/19:

Reference Entity — Long
Brazil
Banco Bradesco SA — ADR	1,951	$20,583
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	69,690	641,148
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	7,100	40,488
Companhia de Saneamento Basico do Estado de Sao Paulo	2,100	19,366
CPFL Energia SA	1,700	13,925
Fleury SA	1,200	19,856
Gol Linhas Aereas Inteligentes SA — ADR	554	17,407
Hypermarcas SA	9,900	93,758
Itau Unibanco Holding SA, Preference Shares	22,200	274,593
Itau Unibanco Holding SA, Preference Shares — ADR	58,410	718,443
JBS SA	65,100	210,638
Localiza Rent a Car SA	5,800	86,432
M Dias Branco SA	7,500	115,145
Marfrig Global Foods SA	134,100	305,037
Smiles SA	26,900	585,112
Tim Participacoes SA	62,500	202,029

		3,363,960
Chile
Empresa Nacional de Electricidad SA	853,434	653,242
Empresa Nacional de Electricidad SA — ADR	13,682	314,412

		967,654
China
Alibaba Group Holding Ltd. — ADR	266	30,723
Baidu, Inc. — ADR	4,141	746,332
Bank of China Ltd., Class H	120,000	58,046
China Biologic Products, Inc.	5,875	693,250
China Communications Construction Co. Ltd., Class H	1,308,000	1,795,968
China Communications Services Corp. Ltd., Class H	2,012,000	1,144,974
China Lesso Group Holdings Ltd.	277,000	220,539
China Mobile Ltd. — ADR	16,425	875,781
China Overseas Land & Investment Ltd.	98,000	284,258
China Pacific Insurance Group Co. Ltd., Class H	93,000	343,113
China Petroleum & Chemical Corp., Class H	1,538,000	1,248,938
China Petroleum & Chemical Corp. — ADR	17,952	1,460,754

	Shares	Value
Reference Entity — Long (continued)
China (continued)
China Railway Construction Corp. Ltd., Class H	328,000	$458,052
China Railway Group Ltd., Class H	1,520,000	1,285,560
China Vanke Co. Ltd., Class H	23,600	59,802
CNOOC Ltd.	579,000	675,460
CNOOC Ltd. — ADR	2,358	273,882
Datang International Power Generation Co. Ltd., Class H	1,020,000	303,882
Great Wall Motor Co. Ltd., Class H	117,000	126,710
Industrial & Commercial Bank of China Ltd., Class H	5,000	3,259
Longfor Properties Co. Ltd.	227,000	392,784
Lonking Holdings Ltd.	549,000	152,865
Maanshan Iron & Steel	288,000	97,192
Metallurgical Corp. of China Ltd.	54,000	19,956
NetEase, Inc. — ADR	8,889	2,359,052
Ping An Insurance Group Co. of China Ltd., Class H	242,500	1,363,396
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	75,700	200,222
Sino-Ocean Land Holdings Ltd.	353,000	172,199
Sinopec Shanghai Petrochemical Co. Ltd., — ADR	733	41,033
Sinopec Shanghai Petrochemical Co. Ltd., Class H	992,000	554,315
Sinopharm Group Co. Ltd., Class H	132,400	593,449
Sohu.com, Inc.	27,166	1,054,041
Tencent Holdings Ltd.	8,800	275,733
Tianjin Capital Environmental Protection Group Co. Ltd.	92,000	62,483
Tianneng Power International Ltd.	550,000	481,170
Weichai Power Co. Ltd., Class H	714,000	1,156,932
Zhejiang Expressway Co. Ltd., Class H	558,000	694,143

		21,760,248
Hong Kong
China Resources Cement Holdings Ltd.	856,000	468,021
China Resources Land Ltd.	314,000	870,102
Geely Automobile Holdings Ltd.	155,000	208,840
Haier Electronics Group Co. Ltd.	458,000	1,062,018
KWG Property Holding Ltd.	858,000	648,142
Nine Dragons Paper Holdings Ltd.	1,517,000	1,636,029

		4,893,152
Hungary
MOL Hungarian Oil & Gas PLC	11,355	854,207
Richter Gedeon Nyrt	54,379	1,316,855

		2,171,062

10	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Indonesia
Adaro Energy Tbk PT	579,700	$77,088
Matahari Department Store Tbk PT	118,400	129,377
Telekomunikasi Indonesia Persero Tbk PT	763,400	251,835
Telekomunikasi Indonesia Persero Tbk PT — ADR	299	9,792
Unilever Indonesia Tbk PT	3,100	10,350
United Tractors Tbk PT	154,500	311,506

		789,948
Malaysia
Astro Malaysia Holdings Bhd	242,400	150,767
IOI Corp. Bhd	506,500	535,274
MISC Bhd	37,400	62,967
Sime Darby Bhd	86,200	185,408

		934,416
Mexico
America Movil SAB de C.V., Series L	353,307	271,569
Gruma SAB de C.V.	87,338	1,166,254
Grupo Bimbo SAB de C.V., Series A	392,583	960,955
Industrias Penoles SAB de C.V.	13,445	327,211
Kimberly-Clark de Mexico SAB de C.V., Class A	3	7
Wal-Mart de Mexico SAB de C.V.	78,066	176,242

		2,902,238
Netherlands
Yandex NV, Class A	52,047	1,418,801
Poland
KGHM Polska Miedz SA	2,970	94,084
Polski Koncern Naftowy Orlen SA	2,390	71,426

		165,510
Russia
Aeroflot — Russian Airlines OJSC	40,050	124,557
Alrosa PJSC	176,900	307,730
Magnitogorsk Iron & Steel Works OJSC	546,100	326,173
Magnitogorsk Iron & Steel Works OJSC — GDR	2,358	18,156
Mail.ru Group Ltd. — GDR	19,425	511,849
Mobile TeleSystems PJSC — ADR	2,250	23,220
Moscow Exchange MICEX-RTS PJSC	67,280	136,559
Polymetal International PLC	44,542	585,485
Severstal PJSC	1,320	18,039
Tatneft PJSC	16,870	112,001

	Shares	Value
Reference Entity — Long (continued)
Russia (continued)
Uralkali PJSC — GDR	1,989	$26,195

		2,189,964
South Africa
Barloworld Ltd.	58,295	525,293
Gold Fields Ltd.	38,383	125,801
Gold Fields Ltd. — ADR	52,307	169,998
Growthpoint Properties Ltd.	3,615	6,928
Harmony Gold Mining Co. Ltd. — ADR	29,210	63,678
Investec Ltd.	2,900	21,760
Mondi Ltd.	58,016	1,504,251
Sappi Ltd.	148,093	1,099,800
Tsogo Sun Holdings Ltd.	45,835	86,347

		3,603,856
South Korea
Able C&C Co. Ltd.	686	17,625
Hyundai Development Co-Engineering & Construction	20,450	802,653
KT Corp.	46,860	1,325,845
KT Corp. — ADR	9,784	162,317
LG Electronics, Inc.	16,925	917,348
LG International Corp.	25,086	716,027
LG Uplus Corp.	1,064	13,520
Poongsan Corp.	3,529	120,967
POSCO	2,186	516,077
Posco Daewoo Corp.	24,706	520,579
S&T Motiv Co. Ltd.	4,669	184,610
Samsung Electronics Co. Ltd.	436	854,746
Samsung Electronics Co. Ltd., -GDR	430	421,935
Shinhan Financial Group Co. Ltd.	23,803	993,808
Shinhan Financial Group Co. Ltd. — ADR	329	13,739
SK Hynix, Inc.	12,336	584,398

		8,166,194
Taiwan
Advanced Semiconductor Engineering, Inc.	8,249	10,338
AU Optronics Corp. — ADR	27,375	110,595
Cathay Financial Holding Co. Ltd.	704,000	1,128,239
CTBC Financial Holding Co. Ltd.	4,099,680	2,560,108
First Financial Holding Co. Ltd.	332,000	202,474
Formosa Chemicals & Fibre Corp.	682,000	2,097,141
Formosa Petrochemical Corp.	139,000	485,864
Fubon Financial Holding Co. Ltd.	365,000	571,379
Hon Hai Precision Industry Co. Ltd.	141,000	461,516
Hon Hai Precision Industry Co. Ltd. — GDR	30,359	202,494

BLACKROCK FUNDS	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Taiwan (continued)
Innolux Corp.	2,901,000	$1,354,016
Lite-On Technology Corp.	161,803	282,242
Novatek Microelectronics Corp.	109,000	418,869
Pegatron Corp.	351,000	1,033,723
Quanta Computer, Inc.	42,000	87,010
Taiwan Semiconductor Manufacturing Co. Ltd.	417,000	2,686,270

		13,692,278
Thailand
CP ALL PCL	136,000	239,838
Glow Energy PCL, Foreign Registered Shares	18,500	43,857
PTT Exploration & Production PCL, Foreign Registered Shares	48,300	135,796
PTT Global Chemical PCL, Foreign Registered Shares	358,200	776,669
PTT PCL	131,300	1,476,603
Siam Cement PCL, Foreign Registered Shares	7,450	115,394
Thai Oil PCL — NVDR	593,600	1,338,560

		4,126,717
Turkey
Arcelik AS	14,375	95,837
BIM Birlesik Magazalar AS	1,968	32,147
Eregli Demir ve Celik Fabrikalari TAS	787,496	1,442,539
Ford Otomotiv Sanayi	5,029	55,895
KOC Holding AS	358,763	1,686,111
Turkiye Is Bankasi, Class C	66,513	131,266

		3,443,795
United Arab Emirates
Aldar Properties PJSC	257,380	149,835
United Kingdom
Anglo American PLC	13,263	190,139
Eros International PLC	31,368	312,112

		502,251
United States
Genpact Ltd.	35,507	867,081
Total Reference Entity — Long		76,108,960

Reference Entity — Short
Brazil
Embraer SA — ADR	(17,912)	(343,911)

	Shares	Value
Reference Entity — Short (continued)
Brazil (continued)
Fibria Celulose SA — ADR	(23,862)	$(219,053)
Klabin SA	(25,300)	(125,940)
Petroleo Brasileiro SA — ADR	(124,792)	(1,089,434)
Rumo SA	(5,300)	(14,577)

		(1,792,915)
China
AviChina Industry & Technology Co. Ltd., Class H	(268,000)	(178,670)
CGN Power Co. Ltd.	(1,331,000)	(401,571)
China Conch Venture Holdings Ltd.	(255,500)	(508,805)
China Medical System Holdings Ltd.	(248,000)	(428,048)
China Molybdenum Co. Ltd., Class H	(324,000)	(98,634)
China Oilfield Services Ltd.	(108,000)	(99,423)
China Shanshui Cement Group Ltd.	(1,350,000)	(74,630)
China Shipping Container Lines Co. Ltd., Class H	(259,000)	(56,146)
Fang Holdings Ltd. — ADR	(69,222)	(231,894)
Fosun International Ltd.	(845,000)	(1,278,031)
Huaneng Renewables Corp. Ltd.	(210,000)	(73,305)
Li Ning Co. Ltd.	(107,000)	(70,304)
New China Life Insurance Co. Ltd.	(700)	(3,458)
Semiconductor Manufacturing International Corp.	(72,100)	(91,080)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(108,000)	(78,703)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(33,500)	(126,293)
Sichuan Expressway Co. Ltd.	(362,000)	(158,702)
SOHO China Ltd.	(1,318,500)	(718,411)
Sunac China Holdings Ltd.	(79,000)	(102,887)
TAL Education Group — ADR	(100)	(11,911)
Zhuzhou CSR Times Electric Co. Ltd.	(165,000)	(848,222)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	(31,600)	(14,972)

		(5,654,100)
Czech Republic
Moneta Money Bank	(166,960)	(539,867)
Hong Kong
Alibaba Health Information Technology Ltd.	(258,000)	(100,388)
Alibaba Pictures Group Ltd.	(3,630,000)	(587,834)
Beijing Enterprises Water Group Ltd.	(2,822,000)	(2,159,663)
Brilliance China Automotive Holdings Ltd.	(1,008,000)	(1,688,602)
China Everbright International Ltd.	(150,000)	(202,582)

12	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Hong Kong (continued)
China Gas Holdings Ltd.	(410,000)	$(642,779)
China Mengniu Dairy Co. Ltd.	(575,000)	(1,110,870)
China Merchants Holdings International Co. Ltd.	(556,081)	(1,588,814)
China Traditional Chinese Medicine Co. Ltd.	(334,000)	(195,548)
China Travel International Investment Hong Kong Ltd.	(154,000)	(44,514)
CITIC Ltd.	(1,638,000)	(2,375,108)
COSCO Pacific Ltd.	(1,265,043)	(1,385,007)
Guangdong Investment Ltd.	(276,000)	(426,911)
Hopewell Highway Infrastructure Ltd.	(17,500)	(10,115)
Kunlun Energy Co. Ltd.	(896,000)	(808,574)
Shenzhen International Holdings Ltd.	(89,719)	(150,608)
Tongda Group Holdings Ltd.	(940,000)	(369,240)

		(13,847,157)
Mexico
Grupo Aeroportuario del Pacifico SAB de C.V.	(3,100)	(31,881)
Grupo Aeroportuario del Pacifico SAB de C.V. — ADR	(735)	(75,624)
Grupo Financiero Inbursa SAB de C.V.	(58,197)	(98,277)
Grupo Mexico SAB de C.V.	(198,600)	(584,135)
Grupo Televisa SAB — ADR	(22,665)	(550,759)
Infraestructura Energetica Nova SAB de C.V.	(201,446)	(941,032)
Mexichem SAB de C.V.	(12,127)	(33,208)
OHL Mexico SAB de C.V.	(42,900)	(52,687)

		(2,367,603)
Peru
Credicorp Ltd.	(1,025)	(157,502)
Poland
Jastrzebska Spolka Weglowa SA	(3,987)	(80,476)
Orange Polska SA	(158,374)	(188,880)
Tauron Polska Energia SA	(149,828)	(127,071)

		(396,427)
South Africa
Exxaro Resources Ltd.	(69,295)	(589,518)
Impala Platinum Holdings Ltd.	(19,872)	(63,765)
Sasol Ltd.	(278)	(8,519)
Sasol Ltd. — ADR	(22,251)	(679,101)

		(1,340,903)

	Shares	Value
Reference Entity — Short (continued)
South Korea
Amorepacific Corp.	(1,006)	$(168,026)
Cheil Industries, Inc.	(870)	(94,273)
Coway Co. Ltd.	(1,310)	(115,514)
Dongsuh Cos. Inc.	(1,304)	(35,324)
GS Holdings	(1,619)	(84,269)
GS Retail Co. Ltd.	(1,146)	(53,470)
Halla Holdings Corp.	(3,073)	(163,611)
Halla Visteon Climate Control Corp.	(31,673)	(235,346)
Hanssem Co. Ltd.	(270)	(52,197)
Hyundai Motor Co.	(11,027)	(1,394,661)
KB Insurance Co. Ltd.	(13,751)	(394,978)
KCC Corp.	(3,387)	(1,012,265)
KEPCO Plant Service & Engineering Co. Ltd.	(177)	(8,923)
Korea Aerospace Industries Ltd.	(27,997)	(1,569,212)
Kumho Petrochemical Co. Ltd.	(2,045)	(136,639)
Lotte Chilsung Beverage Co. Ltd.	(86)	(126,842)
NCSoft Corp.	(1,637)	(517,694)
Samsung Electro-Mechanics Co. Ltd.	(26,649)	(1,709,641)
Samsung Heavy Industries Co. Ltd.	(5,469)	(51,838)
Samsung SDI Co. Ltd.	(6,591)	(795,687)
Samsung Techwin Co. Ltd.	(322)	(14,705)
Shinsegae Co. Ltd.	(386)	(69,373)
Soulbrain Co. Ltd.	(4,662)	(225,217)

		(9,029,705)
Taiwan
Chang Hwa Commercial Bank	(2,109,655)	(1,222,745)
China Development Financial Holding Corp.	(3,374,000)	(930,714)
Delta Electronics, Inc.	(1,000)	(5,629)
E.Sun Financial Holding Co. Ltd.	(1,540,000)	(930,824)
Mega Financial Holding Co. Ltd.	(243,000)	(195,080)
Taiwan Business Bank	(1,332,000)	(368,075)
Taiwan Cooperative Financial Holding Co. Ltd.	(129,000)	(65,620)
United Microelectronics Corp.	(3,868,000)	(1,546,199)

		(5,264,886)
Thailand
IRPC PCL	(588,000)	(95,195)
Minor International PCL	(698,900)	(752,646)

		(847,841)
United States
Yum China Holdings, Inc.	(26,350)	(899,062)
Total Reference Entity — Short		(42,137,968)
Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$33,970,992

BLACKROCK FUNDS	APRIL 30, 2017	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of April 30, 2017, expiration dates 2/12/18 — 3/01/18:

Reference Entity — Long (contined)
Australia
Cochlear Ltd.	142	$14,865
Fortescue Metals Group Ltd.	297	1,177
Mineral Resources Ltd.	964	7,710
OZ Minerals Ltd.	7,355	39,054
Whitehaven Coal Ltd.	10,483	21,443

		84,249
Austria
Lenzing AG	82	15,292
OMV AG	2,488	114,600

		129,892
Bermuda
Nabors Industries Ltd.	2,808	29,035
Canada
Air Canada	3,597	34,230
Bank of Nova Scotia	2,591	144,028
Celestica, Inc.	2,090	29,779
Finning International, Inc.	935	17,781
Magna International, Inc.	343	14,328
Manulife Financial Corp.	384	6,735
Pan American Silver Corp.	68	1,140

		248,021
China
CLP Holdings Ltd.	5,000	52,731
Denmark
Carlsberg A/S, Class B	11	1,098
GN Store Nord A/S	643	16,713

		17,811
Finland
Cargotec OYJ	178	10,606
UPM-Kymmene OYJ	1,226	32,301

		42,907
France
Arkema SA	397	42,035
Faurecia	857	41,884
Kering	598	185,355
Nexans SA	978	54,369
Peugeot SA	6,630	139,002
SEB SA	53	8,535
Veolia Environnement SA	4,680	89,062

		560,242
Germany
Beiersdorf AG	57	5,669

	Shares	Value
Reference Entity — Long (continued)
Germany (continued)
Covestro AG	2,738	$213,376
Deutsche Lufthansa AG, Registered Shares	4,100	70,734
Evonik Industries AG	3,500	116,865
Hochtief AG	616	110,937
Lanxess AG	1,153	83,254
Talanx AG	1,012	36,480
Wacker Chemie AG	1,102	116,642

		753,957
Hong Kong
New World Development Co. Ltd.	68,000	84,558
Sun Hung Kai Properties Ltd.	1,000	14,985
Texwinca Holdings Ltd.	50,000	33,537
WH Group Ltd.	15,500	13,828

		146,908
Israel
Teva Pharmaceutical Industries Ltd. — ADR	175	5,527
Italy
Moncler SpA	144	3,552
Japan
Amada Holdings Co. Ltd.	8,600	102,248
Asahi Glass Co. Ltd.	1,000	8,664
Astellas Pharma, Inc.	5,600	73,848
Daicel Corp.	1,100	12,628
Daikin Industries Ltd.	100	9,722
Dainippon Screen Manufacturing Co. Ltd.	100	7,264
Fujitsu General Ltd.	1,000	21,211
Hitachi Chemical Co. Ltd.	1,300	37,231
Hitachi High-Technologies Corp.	200	7,984
Hitachi Ltd.	19,000	104,963
Inpex Corp.	1,600	15,332
Japan Steel Works Ltd.	700	11,238
JSR Corp.	200	3,655
JTEKT Corp.	700	11,042
Lion Corp.	100	1,807
Mazda Motor Corp.	10,000	147,723
Mitsubishi Chemical Holdings Corp.	3,600	28,178
Mitsui Chemicals, Inc.	18,000	92,100
Penta-Ocean Construction Co. Ltd.	2,400	12,159
Pigeon Corp.	400	12,402
Sankyu, Inc.	6,000	38,105
Sumitomo Corp.	1,000	13,363
Teijin Ltd.	3,900	75,564
Toshiba Corp.	3,000	6,051

14	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Ube Industries Ltd.	18,000	$41,846

		896,328
Netherlands
BE Semiconductor Industries NV	2,133	111,511
Koninklijke DSM NV	1,912	136,819
Philips Lighting NV	1,302	44,051

		292,381
Norway
Marine Harvest ASA	918	15,274
Telenor ASA	1,546	24,973

		40,247
Singapore
CapitaLand Ltd.	41,900	112,583
Jardine Cycle & Carriage Ltd.	400	13,536
Venture Corp. Ltd.	13,200	115,202

		241,321
Spain
ACS Actividades de Construccion y Servicios SA	2,136	79,140
Distribuidora Internacional de Alimentacion SA	21,019	124,975

		204,115
Sweden
BillerudKorsnas AB	2,439	39,073
Electrolux AB, Class B	388	11,515
Sandvik AB	5,729	91,848

		142,436
Switzerland — 2,544.1%
Coca-Cola HBC AG	4,165	115,550
Georg Fischer AG, Registered Shares	100	94,297
IWG PLC	14,723	61,927
Logitech International SA, Registered Shares	2,402	80,278
Lonza Group AG, Registered Shares	368	75,296
TE Connectivity Ltd.	596	46,112

		473,460
United Kingdom
Acacia Mining PLC	286	1,466
Anglo American PLC	444	6,357
Associated British Foods PLC	3,205	116,691
Croda International PLC	730	35,583
Inchcape PLC	7,667	84,816

	Shares	Value
Reference Entity — Long (contined)
United Kingdom (continued)
Intertek Group PLC	1,307	$68,789
Petrofac Ltd.	672	7,082
Rentokil Initial PLC	14,198	45,775
Smiths Group PLC	6,710	142,644

		509,203
United States
Adobe Systems, Inc.	431	57,642
AES Corp.	83	939
Agilent Technologies, Inc.	2,647	145,717
Aspen Technology, Inc.	898	55,218
Avery Dennison Corp.	69	5,741
Baxter International, Inc.	2,456	136,750
Cabot Corp.	1,644	98,952
Citigroup, Inc.	181	10,701
Diamond Offshore Drilling, Inc.	1,164	16,785
Eastman Chemical Co.	548	43,703
Emerson Electric Co.	16	964
F5 Networks, Inc.	378	48,811
FedEx Corp.	7	1,328
Hasbro, Inc.	1,090	108,030
Hawaiian Holdings, Inc.	458	24,869
Hershey Co.	517	55,939
HP, Inc.	1,647	30,997
Illinois Tool Works, Inc.	795	109,782
Ingredion, Inc.	780	96,580
Intel Corp.	1,573	56,864
InterDigital, Inc.	402	36,140
Kellogg Co.	157	11,147
Lear Corp.	381	54,353
Maxim Integrated Products, Inc.	2,038	89,978
NCR Corp.	3,845	158,606
Nielsen Holdings PLC	3,011	123,842
Omnicom Group, Inc.	1,294	106,263
Penske Automotive Group, Inc.	31	1,479
PepsiCo, Inc.	342	38,742
Prudential Financial, Inc.	90	9,633
Rockwell Automation, Inc.	885	139,255
S&P Global, Inc.	283	37,976
Sanmina Corp.	819	30,508
Tech Data Corp.	61	5,835
Texas Instruments, Inc.	1,063	84,168
Tyson Foods, Inc., Class A	170	10,924
United Parcel Service, Inc., Class B	462	49,647
VeriSign, Inc.	573	50,951
Waters Corp.	98	16,649
Xerox Corp.	23,124	166,262
Xilinx, Inc.	561	35,405

BLACKROCK FUNDS	APRIL 30, 2017	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Yum! Brands, Inc.	474	$31,165

		2,395,240
Total Reference Entity — Long		7,269,563

Reference Entity — Short
Australia
Brambles, Ltd.	(3,159)	(24,445)
Incitec Pivot Ltd.	(33,252)	(94,208)
Insurance Australia Group Ltd.	(12,544)	(58,228)
Seek Ltd.	(2,420)	(30,826)

		(207,707)
Austria
Ams AG	(1,356)	(87,236)
Canada
Brookfield Asset Management, Inc., Class A	(2,432)	(89,900)
Centerra Gold, Inc.	(1,297)	(6,699)
First Quantum Minerals Ltd.	(260)	(2,478)
Methanex Corp.	(860)	(39,521)
Potash Corp. of Saskatchewan, Inc.	(5,570)	(93,932)

		(232,530)
Denmark
Chr Hansen Holding A/S	(770)	(51,878)
Coloplast A/S	(741)	(63,449)
DSV A/S	(1,798)	(100,122)

		(215,449)
Finland
Metsa Board OYJ	(203)	(1,440)
France
Accor SA	(1,872)	(85,361)
Air Liquide SA	(1,163)	(140,125)
Bollore SA	(64)	(256)
Bollore SA	(11,822)	(48,103)
Eutelsat Communications SA	(1,093)	(25,860)
JCDecaux SA	(367)	(12,955)
Safran SA	(991)	(82,050)
Suez Environnement Co.	(7,451)	(122,396)

		(517,106)
Germany
GEA Group AG	(1,889)	(80,306)
HeidelbergCement AG	(1,635)	(151,364)
K+S AG	(25)	(596)

	Shares	Value
Reference Entity — Short (continued)
Germany (continued)
KION Group AG	(946)	$(64,087)
Leoni AG	(72)	(3,911)
MAN SE	(719)	(75,543)
Metro AG	(314)	(10,333)
Rational AG	(122)	(61,318)
Symrise AG	(906)	(63,428)
ThyssenKrupp AG	(1,026)	(24,450)
Volkswagen AG	(56)	(9,030)

		(544,366)
Hong Kong
Bank of East Asia Ltd.	(5,840)	(24,150)
Cheung Kong Property Holdings Ltd.	(7,000)	(50,114)
Hong Kong & China Gas Co. Ltd.	(57,200)	(114,279)
Hong Kong Exchanges and Clearing Ltd.	(600)	(14,756)
Melco International Development Ltd.	(9,000)	(18,478)
Orient Overseas International Ltd.	(500)	(2,669)
Shun Tak Holdings Ltd.	(20,000)	(7,298)

		(231,744)
Ireland
Adient PLC	(2,886)	(212,294)
Kingspan Group PLC	(35)	(1,218)

		(213,512)
Israel
Frutarom Industries Ltd.	(440)	(25,864)
Italy
Prada SpA	(1,200)	(5,616)
Japan
Ariake Japan Co. Ltd.	(100)	(6,335)
Asahi Intecc Co. Ltd.	(900)	(40,011)
Brother Industries Ltd.	(300)	(6,173)
Daifuku Co. Ltd.	(1,100)	(27,805)
Ebara Corp.	(1,100)	(33,510)
Hamamatsu Photonics KK	(1,800)	(52,931)
Kansai Paint Co. Ltd.	(8,100)	(179,304)
Koito Manufacturing Co. Ltd.	(700)	(36,171)
Kyocera Corp.	(1,200)	(67,962)
Murata Manufacturing Co. Ltd.	(200)	(26,865)
Nippon Kayaku Co. Ltd.	(11,000)	(150,292)
Nippon Paint Co. Ltd.	(1,500)	(57,538)
OSG Corp.	(300)	(6,181)
Pilot Corp.	(100)	(4,065)
Shiseido Co. Ltd.	(2,600)	(70,436)
Showa Denko KK	(1,700)	(32,470)
Sony Corp.	(2,100)	(72,060)
Sysmex Corp.	(2,000)	(121,815)

16	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
Tadano Ltd.	(600)	$(7,751)
Terumo Corp.	(2,700)	(98,600)
THK Co. Ltd.	(100)	(2,579)
Tokuyama Corp.	(1,000)	(4,923)
Topcon Corp.	(300)	(5,301)
Toyota Industries Corp.	(300)	(14,944)
Yakult Honsha Co. Ltd.	(2,300)	(131,091)
Yaskawa Electric Corp.	(600)	(11,468)
Yokohama Rubber Co. Ltd.	(5,300)	(104,068)

		(1,372,649)
Netherlands
Heineken Holding NV	(1,007)	(84,391)
Heineken NV	(699)	(62,346)

		(146,737)
Singapore
Broadcom Ltd.	(112)	(24,731)
Keppel Corp. Ltd.	(6,500)	(30,222)
Wing Tai Holdings Ltd.	(6,700)	(9,058)

		(64,011)
Sweden
Hexagon AB, B Shares	(2,482)	(108,019)
Switzerland
Cie Financiere Richemont SA	(292)	(24,399)
Givaudan SA	(6)	(11,560)
SGS SA	(62)	(139,612)
Swatch Group AG	(1,345)	(104,344)

		(279,915)
United Kingdom
Essentra PLC	(3,438)	(24,113)
Halma PLC	(2,591)	(35,337)
Inmarsat PLC	(216)	(2,284)
John Wood Group PLC	(5,924)	(58,233)
Kazakhmys PLC	(154)	(1,004)
Man Group PLC	(8,119)	(16,158)
Melrose Industries PLC	(27,266)	(83,520)
Micro Focus International PLC	(1,947)	(65,234)

		(285,883)
United States
Advanced Micro Devices, Inc.	(4,049)	(53,852)
AMETEK, Inc.	(81)	(4,633)
ANSYS, Inc.	(545)	(60,037)
Arconic, Inc.	(1,020)	(27,877)
Ashland Global Holdings, Inc.	(371)	(45,819)
Bio-Rad Laboratories, Inc.	(30)	(6,548)
Caterpillar, Inc.	(762)	(77,922)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Cavium, Inc.	(1,314)	$(90,469)
CF Industries Holdings, Inc.	(2,235)	(59,764)
Chemours Co.	(45)	(1,813)
Coach, Inc.	(3,619)	(142,552)
Coty, Inc., Class A	(1,660)	(29,631)
Cypress Semiconductor Corp.	(669)	(9,373)
Diebold, Inc.	(6,032)	(170,102)
The Dow Chemical Co.	(1,084)	(68,075)
Equinix, Inc.	(687)	(286,960)
Finisar Corp.	(2,126)	(48,558)
Flowserve Corp.	(1,611)	(81,952)
FMC Corp.	(769)	(56,314)
Goodyear Tire & Rubber Co.	(2,389)	(86,553)
Hess Corp.	(668)	(32,618)
Illumina, Inc.	(221)	(40,854)
Johnson Controls International PLC	(1,108)	(46,060)
Littelfuse, Inc.	(211)	(32,526)
Lumentum Holdings, Inc.	(68)	(2,907)
M/A-COM Technology Solutions Holdings, Inc.	(2,341)	(114,428)
Microchip Technology, Inc.	(428)	(32,348)
MKS Instruments, Inc.	(10)	(782)
Monolithic Power Systems, Inc.	(16)	(1,464)
Newell Rubbermaid, Inc.	(3,291)	(157,112)
Olin Corp.	(5,377)	(172,763)
PerkinElmer, Inc.	(262)	(15,565)
Platform Specialty Products Corp.	(4,214)	(59,712)
PTC, Inc.	(221)	(11,945)
Qorvo, Inc.	(1,021)	(69,459)
Quintiles Transnational Holdings, Inc.	(1,978)	(166,706)
Royal Gold, Inc.	(73)	(5,160)
Symantec Corp.	(3,525)	(111,496)
Textron, Inc.	(3,344)	(156,031)
WABCO Holdings, Inc.	(90)	(10,698)
Western Digital Corp.	(422)	(37,588)
Zendesk, Inc.	(486)	(13,973)
Zimmer Biomet Holdings, Inc.	(85)	(10,170)

		(2,711,169)
Total Reference Entity — Short		(7,250,953)
Net Value of Reference Entity — Morgan Stanley & Co.		$18,610

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of April 30, 2017, expiration date 5/19/17:

Reference Entity — Long
Brazil
Banco Bradesco SA — ADR	88,061	929,043

BLACKROCK FUNDS	APRIL 30, 2017	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Brazil (continued)
Banco Bradesco SA, Preference Shares	162,600	$1,711,525
Companhia de Saneamento Basico do Estado de Sao Paulo	4,100	37,809
Engie Brasil Energia SA	38,400	411,336
Gol Linhas Aereas Inteligentes SA — ADR	1,501	47,161
Hypermarcas SA	144,000	1,363,759
Itau Unibanco Holding SA, Preference Shares	80,400	994,472
Itau Unibanco Holding SA, Preference Shares — ADR	103,557	1,273,751
JBS SA	38,600	124,895
Localiza Rent a Car SA	51,800	771,929
M Dias Branco SA	30,500	468,255
Magazine Luiza SA	4,400	308,841
Marfrig Global Foods SA	40,600	92,353
Smiles SA	15,800	343,672
Tim Participacoes SA	17,100	55,275
Tim Participacoes SA — ADR	3,419	55,080
Ultrapar Participacoes SA	2,200	48,809

		9,037,965
Chile
Empresa Nacional de Electricidad SA	962,959	737,075
Empresa Nacional de Electricidad SA — ADR	7,572	174,005
Enersis SA	178,775	35,366

		946,446
China
Alibaba Group Holding Ltd. — ADR	4,391	507,160
Baidu, Inc. — ADR	9,915	1,786,980
Bank of China Ltd., Class H	463,000	223,959
China Biologic Products, Inc.	1,450	171,100
China Cinda Asset Management Co. Ltd., Class H	206,000	78,309
China Communications Construction Co. Ltd., Class H	72,000	98,861
China Communications Services Corp. Ltd., Class H	934,000	531,514
China Lesso Group Holdings Ltd.	156,000	124,202
China Merchants Bank Co., Class H	94,000	243,555
China Mobile Ltd. — ADR	1,462	77,954
China Pacific Insurance Group Co. Ltd., Class H	55,600	205,130
China Petroleum & Chemical Corp., Class H	1,102,000	894,883
China Petroleum & Chemical Corp. — ADR	7,206	586,352

	Shares	Value
Reference Entity — Long (continued)
China (continued)
China Railway Construction Corp. Ltd., Class H	166,500	$232,517
China Railway Group Ltd., Class H	762,000	644,472
CNOOC Ltd.	546,000	636,962
CNOOC Ltd. — ADR	1,300	150,995
Datang International Power Generation Co. Ltd., Class H	248,000	73,885
Great Wall Motor Co. Ltd., Class H	215,500	233,385
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. , Class H	114,000	325,816
Hengan International Group Co. Ltd.	16,000	119,562
Industrial & Commercial Bank of China Ltd., Class H	1,797,000	1,171,402
Longfor Properties Co. Ltd.	317,000	548,514
Lonking Holdings Ltd.	656,000	182,658
Maanshan Iron & Steel	94,000	31,722
Metallurgical Corp. of China Ltd.	1,905,000	703,985
NetEase, Inc. — ADR	547	145,168
Ping An Insurance Group Co. of China Ltd., Class H	228,000	1,281,874
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	445,200	1,177,527
Sino-Ocean Land Holdings Ltd.	199,000	97,075
Sinopec Shanghai Petrochemical Co. Ltd. — ADR	704	39,410
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,724,000	963,346
Sinopharm Group Co. Ltd., Class H	217,200	973,544
Sohu.com, Inc.	7,984	309,779
Tencent Holdings Ltd.	13,400	419,866
Tianneng Power International Ltd.	270,000	236,211
Weichai Power Co. Ltd., Class H	476,400	771,936
Zhejiang Expressway Co. Ltd., Class H	90,000	111,959
Zijin Mining Group Co. Ltd., Class H	52,000	18,454
ZTE Corp., Class H	236,200	454,979

		17,586,962
Hong Kong
China Resources Cement Holdings Ltd.	694,000	379,447
China Resources Land Ltd.	88,000	243,850
Geely Automobile Holdings Ltd.	1,285,000	1,731,351
Haier Electronics Group Co. Ltd.	450,000	1,043,467
KWG Property Holding Ltd.	106,000	80,073
Nine Dragons Paper Holdings Ltd.	219,000	236,184
Shimao Property Holdings Ltd.	84,500	135,624

18	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
Yuexiu Property Co. Ltd.	1,152,000	$195,283

		4,045,279
Hungary
MOL Hungarian Oil & Gas PLC	7,738	582,110
Indonesia
Adaro Energy Tbk PT	171,500	22,806
Bank Rakyat Indonesia Persero Tbk PT	79,800	77,079
Gudang Garam Tbk PT	18,200	90,519
Matahari Department Store Tbk PT	190,500	208,161
Telekomunikasi Indonesia Persero Tbk PT	1,303,000	429,842
Telekomunikasi Indonesia Persero Tbk PT — ADR	13,334	436,688
Unilever Indonesia Tbk PT	119,300	398,293

		1,663,388
Malaysia
Astro Malaysia Holdings Bhd	270,700	168,369
Genting Malaysia Bhd	285,900	386,393
MISC Bhd	179,900	302,882
Petronas Dagangan Bhd	14,100	78,149

		935,793
Netherlands
Yandex NV, Class A	1,455	39,663
Philippines
Ayala Corp.	5,890	102,127
Globe Telecom, Inc.	9,675	402,375
Metro Pacific Investments Corp.	3,287,600	432,914

		937,416
Poland
Grupa Lotos SA	15,295	238,272
KGHM Polska Miedz SA	18,404	583,002
Polski Koncern Naftowy ORLEN SA	20,528	613,491

		1,434,765
Russia
Aeroflot — Russian Airlines OJSC	43,300	134,664
Alrosa PJSC	512,900	892,225
Lukoil PJSC — ADR	2,390	118,632
Magnitogorsk Iron & Steel Works OJSC	67,400	40,256
Mail.ru Group Ltd. — GDR	9,401	247,716
Polymetal International PLC	108,606	1,427,577
Rostelecom PJSC	8,240	10,822

	Shares	Value
Reference Entity — Long
Russia (continued)
Tatneft PJSC	12,320	$81,794

		2,953,686
South Africa
AVI Ltd.	16,829	123,084
Barloworld Ltd.	11,626	104,761
Gold Fields Ltd.	115,615	378,929
Gold Fields Ltd. — ADR	94,413	306,842
Growthpoint Properties Ltd.	151,504	290,357
Mondi Ltd.	20,754	538,114
Sappi Ltd.	69,617	517,005
Tsogo Sun Holdings Ltd.	42,885	80,790

		2,339,882
South Korea
Hanwha Corp.	21,240	745,145
Hyundai Development Co-Engineering & Construction	35,445	1,391,200
Kia Motors Corp.	22,827	698,757
KT Corp. — ADR	101,294	1,680,467
LG Electronics, Inc.	11,949	576,353
LG Household & Health Care Ltd.	114	86,692
LG International Corp.	13,684	390,581
LG Uplus Corp.	17,567	223,214
Poongsan Corp.	30,239	1,036,529
Posco ICT Co. Ltd.	1	6
S&T Motiv Co. Ltd.	2,578	101,933
Samsung Card Co. Ltd.	2,419	84,818
Samsung Electronics Co. Ltd.	1,072	2,101,578
Samsung Electronics Co. Ltd. — GDR	416	408,198
Shinhan Financial Group Co. Ltd. — ADR	767	32,030
SK Hynix, Inc.	36,427	1,725,669

		11,283,170
Taiwan
AU Optronics Corp.	422,000	175,386
AU Optronics Corp. — ADR	8,520	34,421
Elite Advanced Laser Corp.	12,640	55,719
Formosa Chemicals & Fibre Corp.	60,000	184,499
Formosa Petrochemical Corp.	144,000	503,341
Fubon Financial Holding Co. Ltd.	455,000	712,267
Hon Hai Precision Industry Co. Ltd.	95,320	311,998
Hon Hai Precision Industry Co. Ltd. — GDR	82,529	550,469
Lite-On Technology Corp.	227,128	396,191
Novatek Microelectronics Corp.	55,000	211,356
Pegatron Corp.	70,000	206,156
Sitronix Technology Corp.	258,000	774,357
Uni-President Enterprises Corp.	149,000	275,053

BLACKROCK FUNDS	APRIL 30, 2017	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	166	$71

		4,391,284
Thailand
Glow Energy PCL, Foreign Registered Shares	266,700	632,246
PTT Exploration & Production PCL, Foreign Registered Shares	334,700	941,011
PTT Global Chemical PCL, Foreign Registered Shares	533,900	1,157,632
PTT PCL	72,200	811,963
Thai Oil PCL — NVDR	72,300	163,036
Thanachart Capital PCL	129,700	177,171

		3,883,059
Turkey
Arcelik AS	339,250	2,261,757
Eregli Demir ve Celik Fabrikalari TAS	449,840	824,019
Ford Otomotiv Sanayi	7,871	87,483
KOC Holding AS	55,010	258,535
Turkiye Is Bankasi, Class C	503,489	993,653

		4,425,447
United Arab Emirates
Aldar Properties PJSC	273,141	159,010
Emaar Properties PJSC	98,381	192,122

		351,132
United Kingdom
Anglo American PLC	17,315	248,228
Eros International PLC	68,005	676,650

		924,878
United States
Genpact Ltd.	50,009	1,221,220
Total Reference Entity — Long		68,983,545

Reference Entity — Short
Brazil
Fibria Celulose SA — ADR	(102,711)	(942,887)
Klabin SA	(47,800)	(237,942)
Petroleo Brasileiro SA — ADR	(41,500)	(362,295)
Rumo SA	(64,600)	(177,678)

		(1,720,802)
China
58.com, Inc. — ADR	(51,600)	(2,042,328)

	Shares	Value
Reference Entity — Short (continued)
China (continued)
CGN Power Co. Ltd.	(19,000)	$(5,732)
China Medical System Holdings Ltd.	(28,000)	(48,328)
China Oilfield Services Ltd.	(4,000)	(3,682)
China Shanshui Cement Group Ltd.	(2,538,622)	(140,339)
Ctrip.com International Ltd. — ADR	(38,473)	(1,943,271)
Fosun International Ltd.	(496,972)	(751,651)
Huaneng Renewables Corp. Ltd.	(384,000)	(134,044)
Semiconductor Manufacturing International Corp.	(1,873,100)	(2,366,194)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(1,500)	(5,655)
Sichuan Expressway Co. Ltd.	(46,000)	(20,167)
SOHO China Ltd.	(53,500)	(29,151)
Sunac China Holdings Ltd.	(49,000)	(63,816)
TAL Education Group — ADR	(19,731)	(2,350,159)
Zhuzhou CSR Times Electric Co. Ltd.	(12,000)	(61,689)

		(9,966,206)
Czech Republic
Moneta Money Bank	(110,997)	(358,910)
Hong Kong
Alibaba Health Information Technology Ltd.	(2,294,000)	(892,602)
Alibaba Pictures Group Ltd.	(3,150,000)	(510,104)
Beijing Enterprises Water Group Ltd.	(72,000)	(55,101)
Brilliance China Automotive Holdings Ltd.	(2,000)	(3,350)
China Everbright International Ltd.	(5,000)	(6,753)
China Gas Holdings Ltd.	(18,000)	(28,220)
China Mengniu Dairy Co. Ltd.	(41,000)	(79,210)
China Merchants Holdings International Co. Ltd.	(552)	(1,577)
China Traditional Chinese Medicine Co. Ltd.	(48,000)	(28,103)
China Unicom Hong Kong Ltd.	(272,000)	(351,974)
COSCO Pacific Ltd.	(83,813)	(91,761)
Hopewell Highway Infrastructure Ltd.	(46,500)	(26,876)
Kunlun Energy Co. Ltd.	(56,000)	(50,536)
Shenzhen International Holdings Ltd.	(161,500)	(271,104)
Tongda Group Holdings Ltd.	(540,000)	(212,117)

		(2,609,388)
Mexico
Grupo Televisa SAB — ADR	(4,852)	(117,904)
Monaco
GasLog Ltd.	(52,244)	(731,416)

20	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Peru
Credicorp Ltd.	(707)	$(108,637)
Hochschild Mining PLC	(22,553)	(74,195)

		(182,832)
Poland
Jastrzebska Spolka Weglowa SA	(1,305)	(26,341)
Tauron Polska Energia SA	(6,143)	(5,210)

		(31,551)
Romania
New Europe Property Investments PLC	(50,294)	(551,310)
Russia
Gazprom PAO — ADR	(422,742)	(2,006,988)
MMC Norilsk Nickel PJSC — ADR	(90,305)	(1,387,249)

		(3,394,237)
South Africa
Exxaro Resources Ltd.	(36,118)	(307,269)
Impala Platinum Holdings Ltd.	(8,742)	(28,051)
MTN Group Ltd.	(43,298)	(409,483)
Nampak Ltd.	(48,259)	(64,635)
Sasol Ltd.	(55,949)	(1,714,549)
Woolworths Holdings Ltd.	(39,187)	(212,417)

		(2,736,404)
South Korea
Amorepacific Corp.	(115)	(19,208)
Cheil Industries, Inc.	(2,912)	(315,543)
Coway Co. Ltd.	(12,461)	(1,098,791)
GS Holdings	(9,275)	(482,765)
Hyundai Motor Co.	(4,972)	(628,843)
KCC Corp.	(66)	(19,725)
KEPCO Plant Service & Engineering Co. Ltd.	(1,646)	(82,982)
Korea Aerospace Industries Ltd.	(14,245)	(798,422)
Kumho Petrochemical Co. Ltd.	(8,099)	(541,145)
NCSoft Corp.	(5,196)	(1,643,213)
Samsung Biologics Co. Ltd.	(2,344)	(360,015)
Samsung Electro-Mechanics Co. Ltd.	(11,749)	(753,746)
Samsung SDI Co. Ltd.	(3,876)	(467,923)
Samsung Techwin Co. Ltd.	(695)	(31,738)

		(7,244,059)
Taiwan
Delta Electronics, Inc.	(312,489)	(1,758,920)
Far Eastern New Century Corp.	(239,640)	(201,632)

	Shares	Value
Reference Entity — Short (continued)
Taiwan (continued)
United Microelectronics Corp.	(1,239,000)	$(495,279)

		(2,455,831)
Thailand
Advanced Info Service PCL	(368,800)	(1,865,857)
IRPC PCL	(588,000)	(95,195)
Minor International PCL	(529,500)	(570,219)

		(2,531,271)
United States
Yum China Holdings, Inc.	(5,405)	(184,420)
Total Reference Entity — Short		(34,816,541)
Net Value of Reference Entity — UBS AG		$34,167,004

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG, Inc. as of April 30, 2017, expiration dates 5/19/17:

Reference Entity — Long
Australia
Fortescue Metals Group Ltd.	14,708	58,297
Mineral Resources Ltd.	2,278	18,219
OZ Minerals Ltd.	990	5,257
Rio Tinto Ltd.	149	6,745
Whitehaven Coal Ltd.	7,632	15,612

		104,130
Austria
Lenzing AG	41	7,646
OMV AG	2,553	117,594
Wienerberger AG	1,453	34,018

		159,258
Bermuda
Nabors Industries Ltd.	2,610	26,987
Canada
Bank of Nova Scotia	2,066	114,844
Barrick Gold Corp.	1,961	32,783
Celestica, Inc.	5,424	77,284
Finning International, Inc.	1,638	31,151
Magna International, Inc.	545	22,765
Manulife Financial Corp.	288	5,051
Yamana Gold, Inc.	8,601	23,124

		307,002
China
CLP Holdings Ltd.	12,500	131,828

BLACKROCK FUNDS	APRIL 30, 2017	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Denmark
Carlsberg A/S, Class B	546	$54,481
GN Store Nord A/S	629	16,350
Pandora A/S	335	36,190
Vestas Wind Systems A/S	951	81,830

		188,851
Finland
Cargotec OYJ	463	27,587
UPM-Kymmene OYJ	8,976	236,488

		264,075
France
Arkema SA	1,271	134,577
BioMerieux	20	4,000
Faurecia	1,164	56,888
Hermes International	65	31,075
Nexans SA	293	16,288
Peugeot SA	1,929	40,443
SEB SA	393	63,286

		346,557
Germany
Covestro AG	532	41,459
Deutsche Lufthansa AG, Registered Shares	2,331	40,215
Evonik Industries AG	5,051	168,653
Hochtief AG	903	162,624
Schaeffler AG	1,082	18,662
Talanx AG	4,251	153,238
Wacker Chemie AG	929	98,331

		683,182
Hong Kong
Hong Kong Exchanges & Clearing Ltd.	4	99
New World Development Co. Ltd.	10,000	12,435
Sun Hung Kai Properties Ltd.	5,000	74,925
Texwinca Holdings Ltd.	18,000	12,073

		99,532
Israel
Teva Pharmaceutical Industries Ltd. — ADR	158	4,990
Italy
Moncler SpA	294	7,251
Japan
Aisin Seiki Co. Ltd.	1,100	53,875
Amada Holdings Co. Ltd.	2,300	27,345
Astellas Pharma, Inc.	10,200	134,509
Daicel Corp.	2,000	22,959
Daido Steel Co. Ltd.	1,000	5,568

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Daikin Industries Ltd.	200	$19,445
Dainippon Screen Manufacturing Co. Ltd.	400	29,054
Fujitsu General Ltd.	1,100	23,332
Hitachi Chemical Co. Ltd.	2,200	63,006
Hitachi Ltd.	10,000	55,244
Inpex Corp.	4,200	40,246
Japan Steel Works Ltd.	1,500	24,081
JSR Corp.	300	5,483
JTEKT Corp.	1,600	25,238
Lintec Corp.	400	8,819
Mazda Motor Corp.	5,300	78,293
Mitsubishi Chemical Holdings Corp.	24,100	188,635
Mitsubishi Electric Corp.	1,600	22,330
Mitsui Chemicals, Inc.	17,000	86,984
Nifco, Inc.	100	4,994
Nikon Corp.	200	2,855
Nissan Chemical Industries Ltd.	100	3,102
Penta-Ocean Construction Co. Ltd.	5,000	25,331
Sankyu, Inc.	4,000	25,404
Shin-Etsu Chemical Co. Ltd.	1,300	112,993
Sumitomo Chemical Co. Ltd.	6,000	33,861
Sumitomo Corp.	4,500	60,135
Teijin Ltd.	2,400	46,501
Tokai Rika Co. Ltd.	300	5,585
Toyota Boshoku Corp.	100	2,116
Ube Industries Ltd.	11,000	25,572

		1,262,895
Netherlands
BE Semiconductor Industries NV	1,430	74,759
Koninklijke DSM NV	1,187	84,939
Philips Lighting NV	1,112	37,623

		197,321
Norway
Marine Harvest ASA	5,723	95,220
Subsea 7 SA	806	13,283
Telenor ASA	13,072	211,160

		319,663
Singapore
CapitaLand Ltd.	44,300	119,031
Venture Corp. Ltd.	5,100	44,510

		163,541
Spain
ACS Actividades de Construccion y Servicios SA	3,408	126,268
Amadeus IT Group SA	549	29,629

22	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Spain (continued)
Distribuidora Internacional de Alimentacion SA	21,566	$128,227
Telefonica SA	1,433	15,849

		299,973
Sweden
Atlas Copco AB, A Shares	2,754	102,876
BillerudKorsnas AB	409	6,552
Electrolux AB, Class B	8,980	266,500
Sandvik AB	4,440	71,183

		447,111
Switzerland
Coca-Cola HBC AG	1,943	53,905
Georg Fischer AG, Registered Shares	134	126,358
Logitech International SA, Registered Shares	3,675	122,823
Straumann Holding AG, Registered Shares	66	34,838
TE Connectivity Ltd.	1,271	98,337
Temenos Group AG	709	61,368

		497,629
United Kingdom
Acacia Mining PLC	691	3,542
Anglo American PLC	1,136	16,265
Associated British Foods PLC	303	11,032
Croda International PLC	115	5,605
Dialog Semiconductor PLC	556	26,016
HSBC Holdings PLC	460	3,793
Inchcape PLC	9,241	102,228
Intertek Group PLC	2,145	112,894
Petrofac Ltd.	499	5,259
RPC Group PLC	85	893
Smiths Group PLC	4,983	105,931
Spirax-Sarco Engineering PLC	725	48,818

		442,276
United States
Adobe Systems, Inc.	368	49,216
AES Corp.	518	5,859
Agilent Technologies, Inc.	697	38,370
Avery Dennison Corp.	96	7,988
Baker Hughes, Inc.	178	10,568
Baxter International, Inc.	2,457	136,806
Cabot Corp.	1,873	112,736
CBS Corp., Class B	86	5,724
Danaher Corp.	2,090	174,160
Diamond Offshore Drilling, Inc.	3,713	53,541
Emerson Electric Co.	4,828	291,032

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Expeditors International of Washington, Inc.	234	$13,125
F5 Networks, Inc.	362	46,745
Flex Ltd.	136	2,103
Garmin Ltd.	420	21,353
Hasbro, Inc.	92	9,118
Hawaiian Holdings, Inc.	90	4,887
Hershey Co.	1,874	202,767
HP, Inc.	4,971	93,554
Illinois Tool Works, Inc.	820	113,234
Ingredion, Inc.	381	47,175
Intel Corp.	681	24,618
InterDigital, Inc.	1,034	92,957
Kellogg Co.	1,598	113,458
Lam Research Corp.	209	30,274
Lear Corp.	1,257	179,324
Maxim Integrated Products, Inc.	3,067	135,408
NCR Corp.	545	22,481
Omnicom Group, Inc.	981	80,560
PACCAR, Inc.	3,872	258,378
Penske Automotive Group, Inc.	195	9,303
Prudential Financial, Inc.	29	3,104
Rockwell Automation, Inc.	465	73,168
S&P Global, Inc.	101	13,553
Sanmina Corp.	832	30,992
Texas Instruments, Inc.	1,850	146,483
Tyson Foods, Inc., Class A	947	60,854
United Parcel Service, Inc., Class B	154	16,549
VeriSign, Inc.	922	81,984
Xerox Corp.	4,083	29,357
Xilinx, Inc.	2,485	156,828
Yum! Brands, Inc.	148	9,731

		3,009,425
Total Reference Entity — Long		8,963,477

Reference Entity — Short
Australia
Incitec Pivot Ltd.	(24,611)	(69,727)
Insurance Australia Group Ltd.	(19,264)	(89,421)
OceanaGold Corp.	(14,047)	(45,793)
Seek Ltd.	(2,905)	(37,004)

		(241,945)
Austria
Ams AG	(93)	(5,983)

BLACKROCK FUNDS	APRIL 30, 2017	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Canada
Brookfield Asset Management, Inc., Class A	(1,381)	$(51,050)
Centerra Gold, Inc.	(563)	(2,908)
First Quantum Minerals Ltd.	(1,318)	(12,561)
IMAX Corp.	(166)	(5,063)
Methanex Corp.	(676)	(31,065)
Parex Resources, Inc.	(10,297)	(127,859)
Potash Corp. of Saskatchewan, Inc.	(1,134)	(19,124)

		(249,630)
Denmark
Chr Hansen Holding A/S	(191)	(12,869)
Coloplast A/S	(2,118)	(181,355)
DSV A/S	(2,940)	(163,715)

		(357,939)
France
Accor SA	(3,322)	(151,480)
Air Liquide SA	(832)	(100,245)
Airbus Group SE	(50)	(4,045)
Bollore SA	(37,949)	(154,412)
Bollore SA	(86)	(344)
Bureau Veritas SA	(11,786)	(273,086)
Casino Guichard Perrachon SA	(46)	(2,770)
Safran SA	(578)	(47,855)
Sartorius Stedim Biotech	(20)	(1,341)
Suez Environnement Co.	(4,409)	(72,426)

		(808,004)
Germany
GEA Group AG	(4,637)	(197,130)
HeidelbergCement AG	(876)	(81,098)
Hella KGaA Hueck & Co.	(384)	(19,009)
K+S AG	(3,207)	(76,514)
KION Group AG	(2,109)	(142,875)
Leoni AG	(23)	(1,249)
MAN SE	(209)	(21,959)
Rational AG	(65)	(32,669)
Symrise AG	(1,763)	(123,425)
ThyssenKrupp AG	(7,126)	(169,816)
Volkswagen AG	(850)	(134,935)
Volkswagen AG	(173)	(27,895)

		(1,028,574)
Hong Kong
Bank of East Asia Ltd.	(400)	(1,654)
Cathay Pacific Airways Ltd.	(6,000)	(8,635)
Hong Kong & China Gas Co. Ltd.	(100)	(200)
Hong Kong Exchanges and Clearing Ltd.	(4)	(99)

	Shares	Value
Reference Entity — Short (continued)
Hong Kong (continued)
Shun Tak Holdings Ltd.	(12,000)	$(4,379)

		(14,967)
Ireland
Adient PLC	(661)	(48,623)
Italy
Prada SpA	(2,700)	(12,636)
Yoox SpA	(1,955)	(51,949)

		(64,585)
Japan
AEON Financial Service Co. Ltd.	(400)	(7,687)
Alps Electric Co. Ltd.	(300)	(8,818)
Asahi Intecc Co. Ltd.	(200)	(8,891)
Casio Computer Co. Ltd.	(3,900)	(54,965)
Daifuku Co. Ltd.	(2,900)	(73,305)
Hamamatsu Photonics KK	(1,700)	(49,990)
Kansai Paint Co. Ltd.	(900)	(19,923)
Kyocera Corp.	(1,100)	(62,299)
Kyoritsu Maintenance Co. Ltd.	(600)	(17,532)
Murata Manufacturing Co. Ltd.	(400)	(53,730)
Nippon Kayaku Co. Ltd.	(6,000)	(81,978)
Nippon Paint Co. Ltd.	(1,500)	(57,537)
OKUMA Corp.	(2,000)	(20,978)
OSG Corp.	(100)	(2,060)
Pilot Corp.	(100)	(4,065)
Shimano, Inc.	(1,200)	(183,653)
Shiseido Co. Ltd.	(1,200)	(32,509)
Showa Denko KK	(800)	(15,280)
Sony Corp.	(1,000)	(34,314)
Sysmex Corp.	(1,200)	(73,089)
Tadano Ltd.	(200)	(2,584)
Terumo Corp.	(3,000)	(109,556)
THK Co. Ltd.	(1,100)	(28,372)
Tokuyama Corp.	(2,000)	(9,846)
Topcon Corp.	(300)	(5,300)
Unicharm Corp.	(2,000)	(48,638)
Yakult Honsha Co. Ltd.	(1,400)	(79,795)
Yaskawa Electric Corp.	(300)	(5,734)
Yokohama Rubber Co. Ltd.	(3,700)	(72,651)

		(1,225,079)
Netherlands
Heineken Holding NV	(340)	(28,494)
Heineken NV	(585)	(52,178)
Koninklijke Boskalis Westminster NV	(851)	(31,302)
SBM Offshore NV	(8,766)	(144,413)

		(256,387)

24	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Norway
Norwegian Air Shuttle ASA	(583)	$(16,559)
Singapore
Broadcom Ltd.	(140)	(30,914)
Keppel Corp. Ltd.	(15,900)	(73,927)
Wing Tai Holdings Ltd.	(4,000)	(5,408)

		(110,249)
Spain
Abertis Infraestructuras SA	(2,688)	(47,254)
Ferrovial SA	(7,625)	(162,203)

		(209,457)
Sweden
Alfa Laval AB	(3,065)	(62,807)
Hexagon AB, B Shares	(2,134)	(92,873)

		(155,680)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(1)	(66,482)
Chocoladefabriken Lindt & Spruengli AG	(20)	(112,462)
Cie Financiere Richemont SA	(1,210)	(101,106)
Givaudan SA	(54)	(104,042)
Swatch Group AG	(358)	(27,773)

		(411,865)
United Kingdom
Capita PLC	(4,013)	(28,925)
Essentra PLC	(8,256)	(57,903)
Halma PLC	(11,379)	(155,192)
Informa PLC	(3,641)	(30,274)
Inmarsat PLC	(343)	(3,628)
John Wood Group PLC	(1,431)	(14,067)
Man Group PLC	(15,221)	(30,292)
Melrose Industries PLC	(58,530)	(179,286)
Micro Focus International PLC	(3,599)	(120,584)
Rolls-Royce Holdings PLC	(56,693)	(73)
RPC Group PLC Rights	(85)	(278)
Standard Chartered PLC	(7,577)	(70,810)

		(691,312)
United States
Advanced Micro Devices, Inc.	(4,732)	(62,936)
AMETEK, Inc.	(445)	(25,454)
ANSYS, Inc.	(418)	(46,047)
Ball Corp.	(3,562)	(273,882)
Bio-Rad Laboratories, Inc.	(557)	(121,571)
Caterpillar, Inc.	(1,131)	(115,656)
Cavium, Inc.	(1,716)	(118,147)
CF Industries Holdings, Inc.	(2,838)	(75,888)
Chemours Co.	(315)	(12,691)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Coach, Inc.	(2,152)	$(84,767)
Cypress Semiconductor Corp.	(1,011)	(14,164)
Diebold, Inc.	(1,558)	(43,936)
Dow Chemical Co.	(77)	(4,836)
Finisar Corp.	(2,101)	(47,987)
Flowserve Corp.	(2,758)	(140,299)
FMC Corp.	(1,368)	(100,179)
The Goldman Sachs Group, Inc.	(225)	(50,355)
Goodyear Tire & Rubber Co.	(2,738)	(99,198)
Illumina, Inc.	(660)	(122,008)
Johnson Controls International PLC	(5,065)	(210,552)
Littelfuse, Inc.	(491)	(75,688)
Lumentum Holdings, Inc.	(2,080)	(88,920)
M/A-COM Technology Solutions Holdings, Inc.	(85)	(4,155)
Microchip Technology, Inc.	(473)	(35,749)
Microsemi Corp.	(282)	(13,237)
MKS Instruments, Inc.	(85)	(6,651)
Newell Rubbermaid, Inc.	(1,271)	(60,678)
Olin Corp.	(2,110)	(67,794)
PerkinElmer, Inc.	(998)	(59,291)
Platform Specialty Products Corp.	(1,940)	(27,490)
PPG Industries, Inc.	(1,285)	(141,144)
PTC, Inc.	(134)	(7,243)
Qorvo, Inc.	(444)	(30,205)
Quintiles Transnational Holdings, Inc.	(1,229)	(103,580)
Royal Gold, Inc.	(14)	(989)
Symantec Corp.	(3,753)	(118,707)
Terex Corp.	(224)	(7,835)
Textron, Inc.	(1,057)	(49,320)
Trimble Navigation Ltd.	(329)	(11,656)
WABCO Holdings, Inc.	(817)	(97,117)
Western Digital Corp.	(974)	(86,754)
Zendesk, Inc.	(164)	(4,715)
Zimmer Biomet Holdings, Inc.	(1,278)	(152,913)

		(3,022,384)
Total Reference Entity — Short		(8,919,222)
Net Value of Reference Entity — UBS AG		$44,255

BLACKROCK FUNDS	APRIL 30, 2017	25

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$139,058,099	—	—	$139,058,099

Derivative Financial Instruments [1]
Assets:
Equity contracts	—	$19,968,928	—	$19,968,928
Liabilities:
Equity contracts	—	(10,151,238)	—	(10,151,238)

Total	—	$9,817,690	—	$9,817,690

[1] Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfers between levels.

26	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
United States — 1.1%
AliphCom (a)(b)(c)
Series 6 (acquired 12/15/15, cost $0)	8,264	—
Series 8 (acquired 3/10/15, cost $1,750,010)	823,530	$8
Illumio Inc., Series C, 0.00% (acquired 3/10/15, cost $1,500,001) (a)(b)	466,730	1,498,203
Palantir Technologies, Inc., Series I, 0.00% (acquired 6/05/14, cost $1,999,998) (a)(b)	326,264	2,590,536
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $1,499,957) (a)(b)	45,020	2,444,136
Total Long-Term Investments (Cost — $6,749,966) — 1.1%		6,532,883

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (d)(e)	578,143,102	$578,143,102
Total Short-Term Securities (Cost — $578,143,102) — 97.2%		578,143,102
Total Investments (Cost — $584,893,068*) — 98.3%		584,675,985
Liabilities in Excess of Other Assets — 1.7%		9,953,934

Net Assets — 100.0%		$594,629,919

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost		$584,893,068

Gross unrealized appreciation		$1,534,716
Gross unrealized depreciation		(1,751,799)

Net unrealized depreciation		$(217,083)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $6,532,883, and an original cost of $6,749,966, which was 1.10% of its net assets.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,044,984,235	(1,044,984,235)	—	—	$326,809	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	578,143,102	578,143,102	$578,143,102	1,584,125	$3,485	—
Total					$1,910,934	$3,485	—

[1]	Includes net capital gain distributions.
(e)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depository Receipt
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipt
HIBOR	Hong Kong Interbank Offered Rate
JPY	Japanese Yen
REIT	Real Estate Investment Trust
USD	U.S. Dollar

BLACKROCK FUNDS	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
29	AEX Index	May 2017	$3,264,163	$(3,252)
(237)	CAC 40 Index	May 2017	$13,463,254	22,260
65	Hang Seng Index	May 2017	$10,262,234	139,163
(111)	IBEX 35 Index	May 2017	$12,971,468	(543,260)
(136)	SGX MSCI Singapore Index	May 2017	$3,383,087	(22,128)
(802)	OMX Stockholm 30 Index	May 2017	$14,650,469	(513,992)
39	Dax Index	June 2017	$13,241,323	348,052
337	FTSE100 Index	June 2017	$31,273,945	(447,851)
164	FTSE/MIB Index	June 2017	$18,124,444	687,021
(44)	S&P 500 E-Mini Index	June 2017	$5,237,100	(26,754)
157	S&P/TSX 60 Index	June 2017	$21,088,986	(54,228)
(163)	SPI 200 Index	June 2017	$18,042,693	(193,577)
140	TOPIX Index	June 2017	$19,215,070	282,990
Total				$(325,556)

OTC Total Return Swaps

Reference Entity	Fixed Amount[1]	Counterparty	Effective Date	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market IX Future June 2017	CHF 2,216,692	Morgan Stanley & Co. International	3/29/17	6/16/17	CHF	26	$68,215	—	$68,215
Swiss Market IX Future June 2017	CHF 171,471	Morgan Stanley & Co. International	3/29/17	6/16/17	CHF	2	4,290	—	4,290
Swiss Market IX Future June 2017	CHF 769,039	Morgan Stanley & Co. International	4/04/17	6/16/17	CHF	9	21,890	—	21,890
Swiss Market IX Future June 2017	CHF 1,370,314	Morgan Stanley & Co. International	4/05/17	6/16/17	CHF	16	35,780	—	35,780
Swiss Market IX Future June 2017	CHF 1,112,464	Morgan Stanley & Co. International	4/07/17	6/16/17	CHF	13	29,988	—	29,988
Swiss Market IX Future June 2017	CHF 428,377	Bank of America N.A.	4/11/17	6/16/17	CHF	5	11,027	—	11,027
Swiss Market IX Future June 2017	CHF 687,574	Morgan Stanley & Co. International	4/18/17	6/16/17	CHF	8	15,472	—	15,472
Total							$186,662	—	$186,662

[1]	Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

2	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short	Bank of America N.A.	6/19/17 – 7/11/17	$12,394,286	$2,523,523	[2]	$13,861,832
	Bank of America N.A.	5/01/17	(15,639)	609,117	[3]	672,974
	Deutsche Bank AG	5/01/17 – 5/22/17	11,402,062	1,705,615	[4]	13,330,384
	Goldman Sachs & Co.	5/12/17 – 8/29/18	2,563,637	13,167,146	[5]	13,846,409
	Goldman Sachs & Co.	6/14/17 – 8/29/18	(272,123)	368,196	[6]	(149,011)
	UBS AG	5/12/17 – 5/13/17	8,525,774	5,093,980	[7]	13,191,582
Total				$23,467,577		$54,754,170

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20—599 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Week; EUR Overnight.

GBP 1 Week; GBP Overnight

JPY Spot Next; JPY 1 Week

USD 1 Week

Garbon Intercapital Federal Funds Rate Open
Hong Kong Dollar HIBOR Fixings 1 Week; 2 Week
Tokyo Interbank Offered Rate 1 Week

[2]	Amount includes $1,055,977 of net dividends and financing fees.

[3]	Amount includes $(79,496) of net dividends and financing fees.

[4]	Amount includes $(222,707) of net dividends and financing fees.

[5]	Amount includes $1,884,374 of net dividends and financing fees.

[6]	Amount includes $245,084 of net dividends and financing fees.

[7]	Amount includes $428,172 of net dividends and financing fees.

BLACKROCK FUNDS	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of April 30, 2017, expiration dates 6/19/17—7/11/17:

	Shares	Value
Reference Entity — Long

Australia
Aristocrat Leisure Ltd.	33,527	$492,702
CSR Ltd.	20,217	74,133
Harvey Norman Holdings Ltd.	41,705	130,814
Mineral Resources Ltd.	10,773	86,159
Qantas Airways Ltd.	30,114	95,457
Whitehaven Coal Ltd.	7,794	15,943

		895,208
Austria
Lenzing AG	264	49,233
OMV AG	699	32,197

		81,430
Belgium
NV Bekaert SA	3,008	151,407
Bermuda
Nabors Industries Ltd.	19,007	196,532
Canada
Celestica, Inc.	1,204	17,155
CGI Group, Inc., Class A	2,366	114,188
CI Financial Corp.	2,601	50,875
IGM Financial, Inc.	5,191	155,952
Inter Pipeline Ltd.	3,606	73,465
Power Corp. of Canada	966	22,383
Quebecor, Inc., Class B	3,098	94,571

		528,589
China
FIH Mobile Ltd.	412,000	141,338
Finland
UPM-Kymmene OYJ	2,032	53,537
Valmet Corp.	5,528	100,692

		154,229
France
Arkema SA	4,156	440,050
Lagardere SCA	2,261	69,210
Nexity SA	828	45,020

		554,280
Germany
Deutsche Euroshop AG	3,786	153,706
MTU Aero Engines AG	2,731	391,718
Suedzucker AG	5,508	117,878
Talanx AG	3,922	141,378
Wacker Chemie AG	6,114	647,140

		1,451,820

	Shares	Value
Reference Entity — Long (continued)
Hong Kong
Hang Lung Properties Ltd.	43,000	$112,668
Kerry Properties Ltd.	38,500	143,925
New World Development Co. Ltd.	48,000	59,688
Texwinca Holdings Ltd.	58,000	38,902

		355,183
Ireland
ICON PLC	561	47,399
Italy
Mediobanca SpA	4,937	47,477
Moncler SpA	826	20,374
Recordati SpA	9,792	362,765
Unipol Gruppo Finanziario SpA	92,177	411,089

		841,705
Japan
Amada Holdings Co. Ltd.	2,300	27,345
Dai Nippon Printing Co. Ltd.	31,000	345,112
DeNA Co. Ltd.	800	17,150
Denki Kagaku Kogyo KK	3,000	15,457
Dowa Holdings Co. Ltd.	18,000	134,003
Fujitsu Ltd.	69,000	430,720
Glory Ltd.	3,100	104,093
Gree, Inc.	4,400	35,282
Haseko Corp.	5,400	61,639
Hitachi Chemical Co. Ltd.	3,900	111,693
Iida Group Holdings Co. Ltd.	1,600	25,481
Ito En Ltd.	2,300	83,400
Itochu Techno-Solutions Corp.	20,600	599,768
J. Front Retailing Co. Ltd.	2,000	28,830
Kajima Corp.	15,000	101,853
Miraca Holdings, Inc.	1,700	78,380
Mitsubishi Chemical Holdings Corp.	110,900	868,035
Mitsui Chemicals, Inc.	97,000	496,319
Nippon Light Metal Holdings Co. Ltd.	53,400	119,310
Nippon Shinyaku Co. Ltd.	2,100	111,676
Nippon Yusen KK	105,000	211,109
Nishimatsu Construction Co. Ltd.	42,000	213,636
Penta-Ocean Construction Co. Ltd.	23,100	117,027
Sankyu, Inc.	3,000	19,053
TAG Immobilien AG	9,824	139,872
Teijin Ltd.	3,900	75,564
Toda Corp.	3,000	18,519
Toppan Forms Co. Ltd.	8,900	89,808
Toppan Printing Co. Ltd.	46,000	463,073
Ube Industries Ltd.	68,000	158,084
West Japan Railway Co.	600	40,091
Yamada Denki Co. Ltd.	14,200	74,573
Yamaha Corp.	1,100	30,510

4	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Yamato Holdings Co. Ltd.	1,400	$30,253

		5,476,718
Netherlands
BE Semiconductor Industries NV	18,567	970,660
Norway
Leroy Seafood Group ASA	848	42,656
Marine Harvest ASA	2,603	43,309
Telenor ASA	1,099	17,753

		103,718
Singapore
CapitaLand Ltd.	13,700	36,811
Spain
Distribuidora Internacional de Alimentacion SA	85,251	506,885
Sweden
Electrolux AB, Class B	11,698	347,162
Loomis AB	2,061	74,810
Modern Times Group MTG AB, B Shares	1,979	64,529

		486,501
Switzerland
Georg Fischer AG, Registered Shares	7	6,601
Temenos Group AG	1,309	113,301

		119,902
United Kingdom
Electrocomponents PLC	15,158	101,880
Fevertree Drinks PLC	3,705	78,071
Indivior PLC	51,325	222,776
JD Sports Fashion PLC	81,849	471,974
Moneysupermarket.com Group PLC	145,016	649,638
Spirax-Sarco Engineering PLC	777	52,320
Thomas Cook Group PLC	138,612	171,841

		1,748,500
United States
Adobe Systems, Inc.	5,188	693,843
Agilent Technologies, Inc.	31,296	1,722,845
AMC Networks, Inc., Class A	1,291	77,047
American Eagle Outfitters, Inc.	1,500	21,135
AmerisourceBergen Corp.	16,966	1,392,060
Aspen Technology, Inc.	8,924	548,737
Bed Bath & Beyond, Inc.	2,482	96,178
Big Lots, Inc.	12,978	655,259
Booz Allen Hamilton Holding Corp.	7,874	282,913
Brandywine Realty Trust	2,588	43,918
Brinker International, Inc.	15,518	685,740
Brixmor Property Group, Inc.	291,824	5,763,524

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Burlington Stores, Inc.	5,535	$547,522
Cabot Corp.	52,128	3,137,584
Carlisle Cos., Inc.	1,239	125,622
Carnival Corp.	14,372	887,758
Carter’s, Inc.	16,212	1,492,153
CDK Global, Inc.	3,126	203,221
Charles River Laboratories International, Inc.	207	18,568
Citizens Financial Group, Inc.	653	23,972
Clorox Co.	15,415	2,060,831
CME Group, Inc.	1,828	212,395
DDR Corp.	7,443	80,459
Diamond Offshore Drilling, Inc.	17,733	255,710
Dick’s Sporting Goods, Inc.	2,276	115,052
Domino’s Pizza, Inc.	6,537	1,185,746
Dover Corp.	2,066	162,966
Emerson Electric Co.	1,149	69,262
Evercore Partners, Inc., Class A	10	738
Generac Holdings, Inc.	836	29,402
Groupon, Inc.	17,100	67,032
Gulfport Energy Corp.	1,802	28,616
Hershey Co.	8,349	903,362
HP, Inc.	24,060	452,809
IDEXX Laboratories, Inc.	2,140	358,942
Ingredion, Inc.	5,930	734,253
InterDigital, Inc.	7,747	696,455
Interpublic Group of Cos., Inc.	70,812	1,669,039
Intuit, Inc.	5,581	698,797
Landstar System, Inc.	6,721	574,309
LCI Industries	6,303	637,548
Lear Corp.	2,555	364,496
Liberty Media Corp. — Liberty SiriusXM, Class A	608	23,165
Liberty Media Corp. — Liberty SiriusXM, Class C	1,965	74,650
Lincoln National Corp.	3,376	222,580
Lowe’s Cos., Inc.	41,199	3,496,971
Masco Corp.	27,811	1,029,563
Masimo Corp.	12,036	1,236,579
Maxim Integrated Products, Inc.	7,031	310,419
McKesson Corp.	2,857	395,095
Mettler-Toledo International, Inc.	373	191,506
NCR Corp.	25,167	1,038,139
NetApp, Inc.	469	18,690
Newfield Exploration Co.	4,293	148,624
Omnicom Group, Inc.	6,343	520,887
Oshkosh Corp.	904	62,729
Owens Corning	10,966	667,281
PACCAR, Inc.	1,838	122,650
Park Hotels & Resorts, Inc.	20,911	536,785
Pilgrim’s Pride Corp.	18,561	481,844
PRA Health Sciences, Inc.	1,295	82,828
Ralph Lauren Corp.	3,813	307,785

BLACKROCK FUNDS	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
RLJ Lodging Trust	23,134	$497,150
Rockwell Automation, Inc.	1,267	199,362
S&P Global, Inc.	915	122,784
Sanmina Corp.	13,382	498,480
Scripps Networks Interactive, Inc., Class A	7,646	571,309
Southwest Gas Holdings, Inc.	2,118	177,404
Southwestern Energy Co.	3,530	26,510
Spectrum Brands Holdings, Inc.	2,717	390,514
Target Corp.	24,445	1,365,253
Tenneco, Inc.	10,588	667,362
Teradata Corp.	1,474	43,011
UGI Corp.	2,457	123,243
VeriSign, Inc.	28,721	2,553,871
VMware, Inc., Class A	7,695	724,253
Voya Financial, Inc.	3,013	112,626
WageWorks, Inc.	9,771	721,100
Waters Corp.	745	126,568
Weingarten Realty Investors	23,397	766,720
Woodward, Inc.	2,642	178,783

		50,612,891
Total Reference Entity — Long		65,461,706

Reference Entity — Short
Australia
Brambles Ltd.	(6,202)	(47,992)
Iluka Resources Ltd.	(17,907)	(112,528)
Incitec Pivot Ltd.	(10,800)	(30,598)
Independence Group NL	(61,571)	(150,844)
Insurance Australia Group Ltd.	(813)	(3,774)
Vocus Communications Ltd.	(30,183)	(76,090)

		(421,826)
Austria
Erste Group Bank AG	(2,234)	(79,986)
Voestalpine AG	(2,013)	(83,920)

		(163,906)
Belgium
Anheuser-Busch InBev NV	(2,237)	(252,267)
Canada
Cameco Corp.	(1,418)	(13,598)
Emera, Inc.	(1,527)	(52,856)
Encana Corp.	(9,538)	(102,084)
First Quantum Minerals Ltd.	(1,379)	(13,143)
International Petroleum Corp.	(360)	(1,309)
Parex Resources, Inc.	(1,428)	(17,732)
Potash Corp. of Saskatchewan, Inc.	(5,407)	(91,183)

	Shares	Value
Reference Entity — Short (continued)
Canada (continued)
Pretium Resources, Inc.	(1,568)	$(15,541)
Seven Generations Energy Ltd.	(1,806)	(31,978)
Stantec, Inc.	(3,751)	(96,258)

		(435,682)
Denmark
DONG Energy A/S	(10,555)	(415,624)
France
Bollore SA	(66,457)	(270,409)
Safran SA	(631)	(52,243)
Suez Environnement Co.	(2,062)	(33,872)

		(356,524)
Germany
GEA Group AG	(488)	(20,746)
KION Group AG	(11,230)	(760,781)
MAN SE	(3,351)	(352,077)
Volkswagen AG	(588)	(94,812)

		(1,228,416)
Hong Kong
Power Assets Holdings Ltd.	(47,500)	(427,220)
Italy
Yoox SpA	(1,850)	(49,159)
Japan
Hamamatsu Photonics KK	(3,100)	(91,159)
Hirose Electric Co. Ltd.	(300)	(40,320)
Kansai Paint Co. Ltd.	(7,500)	(166,022)
Kyocera Corp.	(14,300)	(809,882)
Nippon Kayaku Co. Ltd.	(7,000)	(95,640)
Nomura Real Estate Master Fund, Inc.	(19)	(27,385)
PanaHome Corp.	(8,000)	(88,880)
Rakuten, Inc.	(10,500)	(107,562)
Shimano, Inc.	(2,300)	(352,001)
Sysmex Corp.	(4,800)	(292,357)
Toyota Industries Corp.	(2,800)	(139,480)
Yakult Honsha Co. Ltd.	(2,300)	(131,091)
Yokohama Rubber Co. Ltd.	(7,200)	(141,376)

		(2,483,155)
Luxembourg
SES SA	(9,657)	(211,069)
Netherlands
GrandVision NV	(2,981)	(77,805)
Norway
Norwegian Air Shuttle ASA	(17,410)	(494,501)
Singapore
Singapore Post Ltd.	(31,900)	(31,478)

6	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Spain
Ferrovial SA	(2,734)	$(58,159)
Merlin Properties Socimi SA	(18,088)	(213,900)

		(272,059)
Switzerland
Swatch Group AG	(146)	(58,410)
United Kingdom
Antofagasta PLC	(82,344)	(893,411)
Berkeley Group Holdings PLC	(2,779)	(117,211)
CNH Industrial NV	(5,189)	(57,222)
Daily Mail & General Trust PLC	(3,813)	(35,336)
EasyJet PLC	(12,361)	(186,976)
Greene King PLC	(12,685)	(123,445)
Next PLC	(5,007)	(279,108)
Royal Bank of Scotland Group PLC	(16,197)	(55,607)
Sports Direct International PLC	(55,646)	(220,972)
Travis Perkins PLC	(7,177)	(149,683)

		(2,118,971)
United States
Advance Auto Parts, Inc.	(551)	(78,319)
Advanced Micro Devices, Inc.	(1,831)	(24,352)
AK Steel Holding Corp.	(39,052)	(247,590)
Allegiant Travel Co.	(1,425)	(207,195)
AT&T, Inc.	(6,127)	(14,508)
Blackstone Mortgage Trust, Inc., Class A	(483)	(14,915)
Callon Petroleum Co.	(11,966)	(141,678)
Centennial Resource Development, Inc.	(1,786)	(29,451)
CF Industries Holdings, Inc.	(46,720)	(1,249,293)
Coach, Inc.	(21,203)	(835,186)
Cognizant Technology Solutions Corp.	(2,707)	(163,043)
Colony Starwood Homes	(236,368)	(8,171,242)
CyrusOne, Inc.	(5,276)	(288,281)
Diebold, Inc.	(75,687)	(2,134,373)
Dominion Resources, Inc.	(5,768)	(446,616)
Dow Chemical Co.	(1,464)	(91,939)
Ellie Mae, Inc.	(3,672)	(373,663)
EQT Corp.	(3,091)	(179,711)
Equinix, Inc.	(4,537)	(1,895,105)
Exxon Mobil Corp.	(5,796)	(473,243)
Finisar Corp.	(1,275)	(29,121)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
First Solar, Inc.	(38,045)	$(1,124,230)
FMC Corp.	(2,648)	(193,913)
Hawaiian Electric Industries, Inc.	(2,929)	(98,180)
Howard Hughes Corp.	(2,771)	(341,138)
Interactive Brokers Group, Inc., Class A	(3,353)	(116,785)
JetBlue Airways Corp.	(3,816)	(83,303)
Lennar Corp.	(13,056)	(659,328)
Liberty Ventures, Series A	(41,159)	(2,216,412)
Lumentum Holdings, Inc.	(5,902)	(252,311)
Markel Corp.	(125)	(121,200)
MAXIMUS, Inc.	(1,468)	(89,533)
Medical Properties Trust, Inc.	(4,796)	(62,684)
Medicines Co.	(682)	(33,636)
MGM Resorts International	(12,824)	(393,825)
Middleby Corp.	(502)	(68,337)
Nevro Corp.	(38,808)	(3,656,490)
New Jersey Resources Corp.	(4,222)	(170,358)
Newell Rubbermaid, Inc.	(1,729)	(84,116)
NVIDIA Corp.	(601)	(62,684)
Oasis Petroleum, Inc.	(43,353)	(517,635)
Olin Corp.	(5,762)	(185,133)
PDC Energy, Inc.	(1,940)	(107,146)
Physicians Realty Trust	(110,960)	(2,179,254)
PPG Industries, Inc.	(2,129)	(233,849)
Qorvo, Inc.	(323)	(21,974)
Radian Group, Inc.	(294,436)	(4,970,080)
Rockwell Collins, Inc.	(9,392)	(977,613)
SemGroup Corp., Class A	(1,793)	(59,707)
Snyder’s-Lance, Inc.	(8,406)	(296,396)
Southern Co.	(13,026)	(648,695)
Textron, Inc.	(3,833)	(178,848)
TransDigm Group, Inc.	(3,646)	(899,578)
United States Steel Corp.	(18,729)	(418,031)
Verisk Analytics, Inc., Class A	(2,083)	(172,493)
Wells Fargo & Co.	(27,160)	(1,462,294)
Welltower, Inc.	(414)	(29,576)
Western Digital Corp.	(15,373)	(1,369,273)
Weyerhaeuser Co.	(13,491)	(456,940)

		(42,101,802)
Total Reference Entity — Short		(51,599,874)
Net Value of Reference Entity — Bank of America N.A.		$13,861,832

BLACKROCK FUNDS	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of April 30, 2017 expiration date 5/01/17:

	Shares	Value
Reference Entity — Long
Argentina
Adecoagro SA	34,023	$377,315
Bermuda
Assured Guaranty Ltd.	14,923	569,014
Nabors Industries Ltd.	29,630	306,374
Triton International Ltd.	1,243	38,048

		913,436
Canada
Domtar Corp.	1,318	52,259
Precision Drilling Corp.	34,885	138,493

		190,752
India
MakeMyTrip Ltd.	487	18,701
Israel
Orbotech Ltd.	7,804	256,986
Tower Semiconductor Ltd.	20,245	435,672
Wix.com Ltd.	4,619	380,837

		1,073,495
Ivory Coast
Fabrinet	2,017	69,929
Netherlands
Frank’s International NV	2,298	20,912
Panama
Copa Holdings SA, Class A	832	96,861
Switzerland
TE Connectivity Ltd.	1,091	84,411
United Kingdom
International Game Technology PLC	21,699	481,718
Travelport Worldwide Ltd.	21,808	287,211

		768,929
United States
3D Systems Corp.	13,378	211,774
8x8, Inc.	1,866	27,150
A. Schulman, Inc.	1,821	57,635
Acacia Communications, Inc.	1,264	57,942
ACCO Brands Corp.	27,883	397,333
Advanced Energy Industries, Inc.	8,883	655,565
Aerie Pharmaceuticals, Inc.	366	16,122
Albemarle Corp.	57	6,208
Amdocs Ltd.	5,670	347,231
American Eagle Outfitters, Inc.	24,218	341,232
American Water Works Co., Inc.	278	22,173
Ameriprise Financial, Inc.	353	45,131
Antero Resources Corp.	3,941	83,510

	Shares	Value
Reference Entity — Long (continued)
United State (continued)
Applied Optoelectronics, Inc.	2,590	$127,920
Archrock, Inc.	6,011	70,930
ARRIS International PLC	726	18,869
Aspen Insurance Holdings Ltd.	3,761	196,888
Atlas Air Worldwide Holdings, Inc.	928	53,824
Axon Enterprise, Inc.	3,535	86,890
B&G Foods, Inc.	1,229	51,618
Bank of Hawaii Corp.	7,312	595,782
Bankrate, Inc.	10,477	111,056
Barracuda Networks, Inc.	796	16,183
Benefitfocus, Inc.	5,853	184,369
Bio-Techne Corp.	1,911	204,630
Blackbaud, Inc.	450	36,185
Blue Buffalo Pet Products, Inc.	1,320	32,538
BMC Stock Holdings, Inc.	310	7,223
BofI Holding, Inc.	674	16,102
BOK Financial Corp.	792	66,758
Brady Corp., Class A	2,947	114,786
Brixmor Property Group, Inc.	4,920	97,170
BroadSoft, Inc.	575	22,080
Builders FirstSource, Inc.	12,323	197,291
Burlington Stores, Inc.	155	15,333
Cabot Corp.	1,007	60,611
Caesars Entertainment Corp.	1,454	16,139
Caleres, Inc.	6,227	179,462
Callaway Golf Co.	46,769	554,213
Camden Property Trust	2,272	187,054
Cantel Medical Corp.	1,229	91,450
Capital One Financial Corp.	3,645	292,985
Care Capital Properties, Inc.	6,222	167,185
Carlisle Cos., Inc.	9,398	952,863
Carpenter Technology Corp.	951	38,611
Carter’s, Inc.	1,404	129,224
Celanese Corp., Series A	1,812	157,716
Chico’s FAS, Inc.	4,015	55,487
Children’s Place, Inc.	966	110,897
Citizens Financial Group, Inc.	25,328	929,791
Comfort Systems USA, Inc.	1,386	50,866
Compass Minerals International, Inc.	2,972	196,152
Continental Building Products, Inc.	5,479	133,414
Continental Resources, Inc.	7,119	301,917
Cooper-Standard Holding, Inc.	1,017	114,992
Cornerstone OnDemand, Inc.	1,209	47,490
CSG Systems International, Inc.	10,100	378,851
Curtiss-Wright Corp.	15,534	1,451,808
Danaher Corp.	4,269	355,736
Dean Foods Co.	649	12,811
Dermira, Inc.	4,406	150,068
DiamondRock Hospitality Co.	4,660	51,307
Digital Realty Trust, Inc.	2,214	254,256
Dolby Laboratories, Inc., Class A	7,023	370,323
Electronic Arts, Inc.	489	46,367

8	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
EMCOR Group, Inc.	2,259	$148,507
Emerson Electric Co.	16,869	1,016,863
Enbridge Energy Management LLC	11,602	215,333
Entegris, Inc.	15,749	390,575
Equifax, Inc.	3,035	410,666
Extended Stay America, Inc.	24,416	425,815
FCB Financial Holdings, Inc., Class A	4,974	235,021
Ferro Corp.	38,256	685,548
Fidelity National Information Services, Inc.	424	35,697
Flex Ltd.	9,874	152,652
FLIR Systems, Inc.	12,784	469,556
Fossil Group, Inc.	4,022	69,380
Gannett Co., Inc.	3,164	26,451
Garmin Ltd.	635	32,283
Genpact Ltd.	19,442	474,774
Gibraltar Industries, Inc.	1,526	59,896
Glacier Bancorp, Inc.	5,879	198,593
Group 1 Automotive, Inc.	200	13,790
Hasbro, Inc.	3,782	374,834
Helix Energy Solutions Group, Inc.	3,795	23,225
Henry Schein, Inc.	88	15,294
Hubbell, Inc.	1,693	191,529
IDEX Corp.	4,991	522,857
IDEXX Laboratories, Inc.	127	21,302
Imperva, Inc.	406	18,047
Innophos Holdings, Inc.	5,160	247,370
Innospec, Inc.	294	19,404
Insperity, Inc.	569	51,978
Installed Building Products, Inc.	256	13,658
Integra LifeSciences Holdings Corp.	17,101	786,133
INTEROIL Corp.	2,368	8,936
Iridium Communications, Inc.	4,143	43,916
ITT, Inc.	20,711	872,554
John Bean Technologies Corp.	1,673	148,311
Jones Lang LaSalle, Inc.	8,432	968,500
Kilroy Realty Corp.	2,755	194,310
LCI Industries	4,074	412,085
LogMeIn, Inc.	3,729	421,377
Luxoft Holding, Inc.	1,262	77,802
Lydall, Inc.	3,462	181,409
Macquarie Infrastructure Corp.	4,842	393,994
Magellan Health, Inc.	687	47,266
Mantech International Corp., Class A	747	26,519
Mattel, Inc.	7,319	164,092
MEDIA GEN, Inc. CVR	3,231	436
Merck & Co., Inc.	8,140	507,366
Mercury Systems, Inc.	2,625	98,123
Microsemi Corp.	1,524	71,537

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Mid-America Apartment Communities, Inc.	389	$38,593
Mobile Mini, Inc.	9,309	267,168
Moelis & Co., Class A	773	28,369
Mondelez International, Inc., Class A	16,256	732,008
Monro Muffler Brake, Inc.	494	25,614
Mueller Water Products, Inc., Series A	20,797	233,966
Nationstar Mortgage Holdings, Inc.	12,686	204,371
Navistar International Corp.	9,756	262,534
Newfield Exploration Co.	267	9,244
Newmont Mining Corp.	2,621	88,616
NiSource, Inc.	45,170	1,095,372
NOW, Inc.	5,706	97,059
Oclaro, Inc.	15,286	122,441
Old Dominion Freight Line, Inc.	471	41,693
Omnicom Group, Inc.	8,733	717,154
ONEOK, Inc.	292	15,362
OSI Systems, Inc.	1,011	78,251
PACCAR, Inc.	17,365	1,158,766
Papa John’s International, Inc.	741	58,583
Patrick Industries, Inc.	455	32,328
Paylocity Holding Corp.	1,767	69,690
Penske Automotive Group, Inc.	740	35,305
PepsiCo, Inc.	22,505	2,549,366
PharMerica Corp.	3,773	89,043
Pinnacle Foods, Inc.	9,334	542,772
Plexus Corp.	3,438	178,742
Portland General Electric Co.	998	45,249
PTC, Inc.	726	39,240
Public Service Enterprise Group, Inc.	11,191	492,964
Quad/Graphics, Inc.	6,345	166,620
Reliance Steel & Aluminum Co.	6,039	475,994
ResMed, Inc.	602	40,930
Rite Aid Corp.	21,950	87,800
Rogers Corp.	2,100	216,174
Sanmina Corp.	4,492	167,327
Semtech Corp.	901	30,769
Simpson Manufacturing Co., Inc.	5,403	225,359
Sotheby’s	299	14,161
Southwestern Energy Co.	1,618	12,151
Sprint Corp.	2,594	23,424
Sprouts Farmers Market, Inc.	759	16,933
SRC Energy, Inc.	1,793	13,519
Supernus Pharmaceuticals, Inc.	3,130	102,038
Synchronoss Technologies, Inc.	3,476	55,616
Tallgrass Energy GP LP	14,118	380,480
Taylor Morrison Home Corp., Class A	10,697	247,101
Tellurian, Inc.	505	5,065
Tenneco, Inc.	11,961	753,902

BLACKROCK FUNDS	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Tetra Tech, Inc.	3,367	$147,980
TherapeuticsMD, Inc.	15,529	79,198
Tivity Health, Inc.	99	3,326
Tractor Supply Co.	974	60,300
TransUnion	9,310	372,679
Trinseo SA	488	32,403
TTM Technologies, Inc.	4,048	67,723
Unit Corp.	2,319	49,835
Universal Corp.	1,693	124,351
Universal Forest Products, Inc.	491	46,787
Universal Health Services, Inc., Class B	1,773	214,107
Varex Imaging Corp.	2,070	69,469
VeriSign, Inc.	3,762	334,517
Vornado Realty Trust	27,008	2,599,250
Voya Financial, Inc.	6,413	239,718
VWR Corp.	3,153	89,104
Watsco, Inc.	2,384	330,899
Webster Financial Corp.	4,132	209,947
Weight Watchers International, Inc.	1,605	33,512
West Pharmaceutical Services, Inc.	1,444	132,891
Windstream Holdings, Inc.	46,689	257,723
WR Grace & Co.	13,898	968,969
Xperi Corp.	4,240	142,464
Yum! Brands, Inc.	25,205	1,657,229
Zynga, Inc., Class A	8,583	24,805

		45,093,453
Total Reference Entity — Long		48,708,194

Reference Entity — Short
Cayman Islands
Theravance Biopharma, Inc.	(1,321)	(53,276)
Germany
Deutsche Bank AG	(7,768)	(16,321)
Ireland
Jazz Pharmaceuticals PLC	(640)	(101,939)
Mexico
Southern Copper Corp.	(10,388)	(367,423)
Netherlands
Chicago Bridge & Iron Co. NV	(14,777)	(444,492)
Koninklijke Philips NV	(6)	(207)

		(444,699)

	Shares	Value
Reference Entity — Short (continued)
Norway
Ship Finance International Ltd.	(11,741)	$(164,961)
Switzerland
Transocean Ltd.	(164)	(1,809)
United Kingdom
CNH Industrial NV	(2,375)	(26,363)
Michael Kors Holdings Ltd.	(37,940)	(1,416,300)

		(1,442,663)
United States
ABM Industries, Inc.	(4,049)	(174,876)
Agree Realty Corp.	(3,912)	(189,654)
AK Steel Holding Corp.	(22,648)	(143,588)
Alexander & Baldwin, Inc.	(5,840)	(268,698)
Alliance Data Systems Corp.	(2,904)	(724,926)
Allstate Corp.	(6,312)	(513,102)
Altria Group, Inc.	(6,020)	(432,116)
Ambarella, Inc.	(400)	(22,488)
AMERCO, Inc.	(1,152)	(431,378)
American States Water Co.	(33,169)	(1,476,684)
American Woodmark Corp.	(2,972)	(273,127)
Aqua America, Inc.	(1,268)	(41,958)
Arconic, Inc.	(6,884)	(188,140)
Argan, Inc.	(2,363)	(157,967)
Astoria Financial Corp.	(5,178)	(105,579)
Athene Holding Ltd., Class A	(4,070)	(216,972)
AZZ, Inc.	(8,333)	(492,064)
Badger Meter, Inc.	(11,648)	(463,008)
Balchem Corp.	(913)	(74,099)
Banc of California, Inc.	(612)	(13,280)
BancorpSouth, Inc.	(7,731)	(235,409)
Berry Plastics Group, Inc.	(14,177)	(708,850)
Blackhawk Network Holdings, Inc.	(3,278)	(132,595)
Blackstone Mortgage Trust, Inc., Class A	(2,978)	(91,961)
Brookdale Senior Living, Inc.	(9,766)	(126,860)
California Water Service Group	(9,928)	(354,430)
Capstead Mortgage Corp.	(47,613)	(530,409)
CenturyLink, Inc.	(7,793)	(200,046)
Cerner Corp.	(13,512)	(874,902)
CF Industries Holdings, Inc.	(20,024)	(535,442)
Chemed Corp.	(2,256)	(454,313)
Chemical Financial Corp.	(2,402)	(113,975)
Chesapeake Lodging Trust	(6,655)	(155,128)
Cintas Corp.	(6,017)	(736,902)
CIT Group, Inc.	(2,375)	(109,986)
Coach, Inc.	(17,765)	(699,763)
Cognizant Technology Solutions Corp.	(26,347)	(1,586,880)
Commercial Metals Co.	(1,360)	(25,350)
Community Bank System, Inc.	(8,189)	(458,175)
Concho Resources, Inc.	(4,656)	(589,729)

10	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Copart, Inc.	(2,729)	$(84,326)
Corporate Office Properties Trust	(10,754)	(352,086)
Cray, Inc.	(3,875)	(69,362)
Credit Acceptance Corp.	(156)	(31,707)
Cree, Inc.	(5,742)	(125,635)
Cubic Corp.	(1,956)	(101,516)
CVB Financial Corp.	(6,851)	(147,571)
Cypress Semiconductor Corp.	(1,350)	(18,913)
CYS Investments, Inc.	(10,995)	(93,787)
Diebold, Inc.	(1,063)	(29,977)
DISH Network Corp.	(617)	(39,759)
Dorman Products, Inc.	(4,731)	(393,383)
Eagle Materials, Inc.	(331)	(31,766)
EastGroup Properties, Inc.	(4,879)	(381,782)
Eaton Vance Corp.	(13,923)	(597,714)
EchoStar Corp.	(5,826)	(335,345)
Empire State Realty Trust, Inc.	(14,744)	(306,675)
Equity Commonwealth	(546)	(17,467)
Equity Residential	(15,640)	(1,010,031)
EW Scripps Co.	(7,685)	(171,222)
First Solar, Inc.	(5,375)	(158,831)
Fitbit, Inc.	(6,478)	(37,054)
Ford Motor Co.	(20,770)	(238,232)
Forest City Realty Trust, Inc.	(14,246)	(321,960)
Freeport-McMoRan, Inc.	(42,934)	(547,409)
Gap, Inc.	(23,593)	(618,137)
Globus Medical, Inc.	(8,775)	(266,146)
Goodyear Tire & Rubber Co.	(4,683)	(169,665)
Graham Holdings Co., Class B	(397)	(238,875)
Gramercy Property Trust REIT	(5,632)	(156,513)
Green Dot Corp., Class A	(10,544)	(361,554)
Guidewire Software, Inc.	(1,647)	(101,274)
H&R Block, Inc.	(8,809)	(218,375)
Hawaiian Electric Industries, Inc.	(28,106)	(942,113)
Healthcare Services Group, Inc.	(15,934)	(731,530)
Hewlett Packard Enterprise Co.	(15,010)	(279,636)
HFF, Inc., Class A	(3,769)	(118,347)
Hormel Foods Corp.	(2,368)	(83,069)
Howard Hughes Corp.	(8,246)	(1,015,165)
HP, Inc.	(9,553)	(179,787)
Huntsman Corp.	(2,363)	(58,532)
J&J Snack Foods Corp.	(634)	(85,324)
JetBlue Airways Corp.	(21,017)	(458,801)
JM Smucker Co.	(107)	(13,559)
Kaiser Aluminum Corp.	(286)	(24,141)
Keysight Technologies, Inc.	(594)	(22,233)
Kirby Corp.	(2,751)	(194,221)
Kraton Corp.	(1,380)	(45,140)
La-Z-Boy, Inc.	(460)	(12,834)
Las Vegas Sands Corp.	(7,274)	(429,093)
Liberty Ventures, Series A	(6,050)	(325,793)
Lindsay Corp.	(7,419)	(644,414)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Louisiana-Pacific Corp.	(756)	$(19,459)
Madison Square Garden Co.	(536)	(108,149)
Marriott Vacations Worldwide Corp.	(3,285)	(361,941)
MAXIMUS, Inc.	(2,065)	(125,944)
MaxLinear, Inc., Class A	(12,309)	(342,559)
Medical Properties Trust, Inc.	(64,491)	(842,897)
MGE Energy, Inc.	(8,984)	(577,671)
Michaels Cos., Inc.	(4,250)	(99,280)
Moog, Inc., Class A	(3,625)	(248,856)
Morningstar, Inc.	(1,239)	(90,608)
Multi-Color Corp.	(4,806)	(369,101)
Murphy Oil Corp.	(11,087)	(290,258)
Murphy USA, Inc.	(4,131)	(287,394)
National Instruments Corp.	(14,895)	(519,984)
Neogen Corp.	(4,072)	(253,808)
Netscout Systems, Inc.	(17,686)	(665,878)
New Jersey Resources Corp.	(43,414)	(1,751,755)
New York Times Co.	(32,839)	(474,524)
Northwest Natural Gas Co.	(5,829)	(347,408)
Oasis Petroleum, Inc.	(3,231)	(38,578)
Oceaneering International, Inc.	(8,311)	(219,327)
Omega Healthcare Investors, Inc.	(2,817)	(92,961)
OneMain Holdings, Inc.	(5,173)	(120,634)
Orbital ATK, Inc.	(2,158)	(213,642)
Pebblebrook Hotel Trust	(1,373)	(40,860)
Platform Specialty Products Corp.	(6,194)	(87,769)
Post Holdings, Inc.	(5,811)	(489,228)
Potlatch Corp.	(6,790)	(305,890)
PS Business Parks, Inc.	(210)	(25,523)
Quality Care Properties, Inc.	(5,529)	(95,928)
Radian Group, Inc.	(9,611)	(162,234)
Raymond James Financial, Inc.	(237)	(17,661)
Redwood Trust, Inc.	(9,830)	(167,798)
Ryder System, Inc.	(4,637)	(314,899)
Sabra Health Care REIT, Inc.	(2,297)	(62,455)
Sanderson Farms, Inc.	(997)	(115,433)
Santander Consumer USA Holdings, Inc.	(7,620)	(97,079)
ScanSource, Inc.	(13,248)	(523,296)
SEACOR Holdings, Inc.	(4,908)	(322,259)
Select Income REIT	(1,321)	(33,104)
Select Medical Holdings Corp.	(2,701)	(37,139)
ServiceMaster Global Holdings, Inc.	(5,885)	(224,219)
SLM Corp.	(4,064)	(50,963)
Splunk, Inc.	(4,368)	(280,906)
Starwood Property Trust, Inc.	(13,286)	(301,459)
Stratasys Ltd.	(886)	(21,937)
Summit Materials, Inc., Class A	(1,086)	(27,867)
Tennant Co.	(5,206)	(381,340)
Toll Brothers, Inc.	(2,947)	(106,063)
TreeHouse Foods, Inc.	(3,059)	(267,968)

BLACKROCK FUNDS	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
UniFirst Corp.	(6,560)	$(913,152)
United Continental Holdings, Inc.	(1,209)	(84,884)
Uniti Group, Inc.	(6,847)	(188,019)
Veeva Systems, Inc., Class A	(3,761)	(201,665)
VeriFone Systems, Inc.	(5,341)	(99,022)
Wabash National Corp.	(4,083)	(93,011)
Waddell & Reed Financial, Inc.	(3,256)	(58,575)
Washington Federal, Inc.	(6,685)	(225,285)
Wayfair, Inc., Class A	(756)	(34,557)
WebMD Health Corp.	(4,314)	(233,948)
Welbilt, Inc.	(1,254)	(25,707)
WellCare Health Plans, Inc.	(159)	(24,392)
Weyerhaeuser Co.	(20,633)	(698,840)
Workday, Inc., Class A	(4,340)	(379,316)
WR Berkley Corp.	(1,450)	(98,571)
Xenia Hotels & Resorts, Inc.	(28,448)	(496,702)

		(45,442,129)
Total Reference Entity — Short		(48,035,220)
Net Value of Reference Entity — Bank of America N.A.		672,974

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG as of April 30, 2017, expiration dates 5/01/17 – 5/22/17:

Reference Entity — Long
Austria
Lenzing AG	93	17,343
Canada
CI Financial Corp.	2,908	56,880
France
BioMerieux	215	42,995
Germany
Deutsche Euroshop AG	1,158	47,013
Solarworld AG	10	38

		47,051
Hong Kong
Champion REIT	94,000	61,119
HKT Trust & HKT Ltd.	56,000	71,635

		132,754
Italy
Autogrill SpA	205,618	2,338,481
Japan
Glory Ltd.	10,200	342,500
Penta-Ocean Construction Co. Ltd.	17,400	88,150

		430,650

	Shares	Value
Reference Entity — Long (continued)
Netherlands
BE Semiconductor Industries NV	1,984	$103,721
Norway
Marine Harvest ASA	2,033	33,825
Portugal
Jeronimo Martins SGPS SA	5,883	107,959
Singapore
Venture Corp. Ltd.	171,900	1,500,241
Spain
Mediaset Espana Comunicacion SA	469,543	6,468,685
Sweden
Intrum Justitia AB	27,843	1,106,041
United Kingdom
Centrica PLC	11,977	30,691
Intu Properties PLC	15,060	53,788
Qinetiq Group PLC	313,968	1,194,793
Smiths Group PLC	8,269	175,786
WM Morrison Supermarkets PLC	19,303	59,963

		1,515,021
Total Reference Entity — Long		13,901,647

Reference Entity — Short
Hong Kong
Esprit Holdings Ltd.	(736,306)	(571,263)
Net Value of Reference Entity — Deutsche Bank AG		$13,330,384

12	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2017 expiration dates 5/12/17 – 8/29/18:

	Shares	Value
Reference Entity — Long
Aristocrat Leisure Ltd.	41,955	$616,557
Caltex Australia Ltd.	49,669	1,108,675
CSR Ltd.	166,461	610,395
JB Hi-Fi Ltd.	6,398	118,209
Mineral Resources Ltd.	9,718	77,722
Platinum Asset Management Ltd.	2,141	7,459
Qantas Airways Ltd.	71,480	226,582
Regis Resources Ltd.	4,056	10,073
Whitehaven Coal Ltd.	30,689	62,775

		2,838,447
Austria
Lenzing AG	451	84,106
Belgium
NV Bekaert SA	8,079	406,653
Bermuda
Nabors Industries Ltd.	9,715	100,453
Canada
Capital Power Corp.	10,111	184,288
Celestica, Inc.	4,041	57,578
CI Financial Corp.	966	18,895
HudBay Minerals, Inc.	9,642	57,567
IGM Financial, Inc.	4,138	124,317
Inter Pipeline Ltd.	28,512	580,872
Maple Leaf Foods, Inc.	48,235	1,207,421
Power Corp. of Canada	6,948	160,994
Quebecor, Inc., Class B	3,865	117,984
Saputo, Inc.	8,219	270,224

		2,780,140
China
FIH Mobile Ltd.	312,000	107,033
Denmark
GN Store Nord A/S	13,509	351,140
Finland
Valmet Corp.	12,346	224,882
France
Arkema SA	45,751	4,844,253
BioMerieux	155	30,996
Ipsen SA	1,578	183,715
Lagardere SCA	1,271	38,906
Nexity SA	1,623	88,246

		5,186,116
Germany
Covestro AG	11,417	889,742
Deutsche Euroshop AG	2,651	107,627

	Shares	Value
Reference Entity — Long (continued)
Germany (continued)
Deutsche Telekom AG, Registered Shares	61,579	$1,080,144
E.ON SE	1,026,304	8,000,434
Lanxess AG	18,374	1,326,721
MTU Aero Engines AG	7,908	1,134,275
Suedzucker AG	35,078	750,715
TUI AG	4,507	65,568
Wacker Chemie AG	4,286	453,654

		13,808,880
Hong Kong
Hang Lung Group Ltd.	5,000	20,850
Hang Lung Properties Ltd.	79,000	206,994
HKT Trust & HKT Ltd.	250,000	319,798
Kerry Properties Ltd.	107,500	401,868
New World Development Co. Ltd.	58,000	72,123
SJM Holdings Ltd.	105,000	101,791
Texwinca Holdings Ltd.	84,000	56,341
WH Group Ltd.	37,500	33,456

		1,213,221
Ireland
Smurfit Kappa Group PLC	60,352	1,616,581
Italy
Mediobanca SpA	53,141	511,033
Moncler SpA	852	21,015
Unipol Gruppo Finanziario SpA	44,528	198,585

		730,633
Japan
Alfresa Holdings Corp.	3,000	54,173
Amada Holdings Co. Ltd.	8,500	101,059
Astellas Pharma, Inc.	116,100	1,531,024
Chiba Bank Ltd.	108,000	723,497
Dai Nippon Printing Co. Ltd.	23,000	256,051
Daiichi Sankyo Co. Ltd.	6,200	137,788
Daito Trust Construction Co. Ltd.	43,800	6,445,304
Dowa Holdings Co. Ltd.	18,000	134,003
Fujitsu Ltd.	45,000	280,904
Glory Ltd.	5,400	181,324
Gree, Inc.	2,900	23,254
Haseko Corp.	3,200	36,527
Hitachi Chemical Co. Ltd.	700	20,047
Hitachi Ltd.	138,000	762,363
Hokuhoku Financial Group, Inc.	42,900	673,850
Hokuriku Electric Power Co.	3,000	27,728
Iida Group Holdings Co. Ltd.	65,800	1,047,915
Ito En Ltd.	700	25,383
Itochu Techno-Solutions Corp.	14,800	430,901
Japan Petroleum Exploration Co.	20,800	454,773
JX Holdings, Inc.	311,400	1,405,047
Kajima Corp.	200,000	1,358,043

BLACKROCK FUNDS	APRIL 30, 2017	13

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Kakaku.com, Inc.	2,800	$40,408
Lion Corp.	1,600	28,912
Miraca Holdings, Inc.	1,000	46,106
Mitsubishi Chemical Holdings Corp.	189,400	1,482,469
Mitsui Chemicals, Inc.	82,000	419,569
Nagase & Co. Ltd.	42,900	622,086
Nikon Corp.	3,600	51,391
Nippon Light Metal Holdings Co. Ltd.	81,100	181,200
Nippon Shinyaku Co. Ltd.	1,000	53,179
Nippon Yusen KK	122,000	245,288
Nishimatsu Construction Co. Ltd.	5,000	25,433
Nissan Motor Co. Ltd.	7,900	75,014
NTT DOCOMO, Inc.	4,100	99,208
Penta-Ocean Construction Co. Ltd.	124,600	631,237
Sankyo Co. Ltd.	21,100	735,870
Sankyu, Inc.	15,000	95,263
Sekisui House Ltd.	48,200	800,689
TAG Immobilien AG	23,883	340,040
Toppan Forms Co. Ltd.	40,800	411,704
Toppan Printing Co. Ltd.	81,000	815,410
Ube Industries Ltd.	23,000	53,469
West Japan Railway Co.	600	40,091
Yamada Denki Co. Ltd.	11,600	60,919
Zensho Holdings Co. Ltd.	1,700	29,099

		23,495,012
Netherlands
BE Semiconductor Industries NV	34,086	1,781,974
Koninklijke DSM NV	80,145	5,735,032

		7,517,006
Norway
Leroy Seafood Group ASA	2,632	132,394
Marine Harvest ASA	44,163	734,789
Subsea 7 SA	24,561	404,757
Telenor ASA	90,610	1,463,679

		2,735,619
Portugal
NOS SGPS SA	88,578	507,375
Singapore
CapitaLand Ltd.	85,200	228,927
Venture Corp. Ltd.	103,900	906,778

		1,135,705
Spain
Distribuidora Internacional de Alimentacion SA	58,642	348,673
Mediaset Espana Comunicacion SA	3,864	53,233

		401,906

	Shares	Value
Reference Entity — Long (continued)
Sweden
Electrolux AB, Class B	38,368	$1,138,650
JM AB	9,847	346,454
Loomis AB	1,497	54,338
Modern Times Group MTG AB, B Shares	4,214	137,404

		1,676,846
Switzerland
Coca-Cola HBC AG	68,892	1,911,275
Georg Fischer AG, Registered Shares	503	474,312
Logitech International SA, Registered Shares	58,168	1,944,044
Straumann Holding AG, Registered Shares	4,726	2,494,645
Temenos Group AG	3,015	260,966

		7,085,242
United Kingdom
Carnival PLC	11,999	739,527
Electrocomponents PLC	96,538	648,854
Fevertree Drinks PLC	5,362	112,987
Inchcape PLC	4,254	47,060
Indivior PLC	113,954	494,617
Intertek Group PLC	619	32,579
JD Sports Fashion PLC	91,182	525,792
Liberty Global PLC LiLAC, Class A	2	43
Michael Page International PLC	86,038	557,432
Moneysupermarket.com Group PLC	79,953	358,171
Rightmove PLC	4,687	254,112
Smiths Group PLC	1,172	24,915
Spirax-Sarco Engineering PLC	8,753	589,385
Thomas Cook Group PLC	270,949	335,903
UBM PLC	149,604	1,375,964
WM Morrison Supermarkets PLC	586,954	1,823,313
Wolseley PLC	7,656	486,593

		8,407,247
United States
Adobe Systems, Inc.	3,020	403,895
Agilent Technologies, Inc.	40,713	2,241,251
Amdocs Ltd.	29,164	1,786,003
American Eagle Outfitters, Inc.	127,752	1,800,026
AmerisourceBergen Corp.	19,342	1,587,011
Aspen Technology, Inc.	6,319	388,555
Baxter International, Inc.	21,456	1,194,670
Bed Bath & Beyond, Inc.	13,679	530,061
Best Buy Co., Inc.	19,081	988,587
Big Lots, Inc.	125,715	6,347,350
Booz Allen Hamilton Holding Corp.	46,254	1,661,906
Brandywine Realty Trust	3,607	61,211

14	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Brinker International, Inc.	31,973	$1,412,887
Burlington Stores, Inc.	24,495	2,423,045
Cabot Corp.	81,094	4,881,048
Care Capital Properties, Inc.	1,738	46,700
Carlisle Cos., Inc.	1,247	126,433
Carnival Corp.	83,418	5,152,730
Carter’s, Inc.	36,160	3,328,166
CDK Global, Inc.	3,023	196,525
CenterPoint Energy, Inc.	167,844	4,788,589
Citizens Financial Group, Inc.	2,044	75,035
Clorox Co.	11,561	1,545,590
CME Group, Inc.	94,002	10,922,092
Crimson Wine Group Ltd.	1	10
DCT Industrial Trust, Inc.	16,054	811,690
Diamond Offshore Drilling, Inc.	47,979	691,857
Dick’s Sporting Goods, Inc.	59,892	3,027,541
Domino’s Pizza, Inc.	3,363	610,015
Evercore Partners, Inc., Class A	10,698	788,978
Express Scripts Holding Co.	28,327	1,737,578
Flex Ltd.	102,280	1,581,249
Fortinet, Inc.	2,635	102,765
Garmin Ltd.	2,631	133,760
Groupon, Inc.	137,997	540,948
Gulfport Energy Corp.	29,868	474,304
Hasbro, Inc.	38,608	3,826,439
Hershey Co.	19,137	2,070,623
HP, Inc.	117,594	2,213,119
IDEXX Laboratories, Inc.	19,059	3,196,766
Illinois Tool Works, Inc.	3,495	482,625
Ingredion, Inc.	49,776	6,163,264
InterDigital, Inc.	20,784	1,868,482
Interpublic Group of Cos., Inc.	190,954	4,500,786
Intuit, Inc.	6,278	786,068
Kohl’s Corp.	44,498	1,736,757
Landstar System, Inc.	51,614	4,410,416
LCI Industries	2,544	257,326
Lear Corp.	4,908	700,175
Legg Mason, Inc.	53,495	1,999,643
Liberty Property Trust	7,233	293,443
Lincoln National Corp.	8,072	532,187
Lowe’s Cos., Inc.	90,380	7,671,455
ManpowerGroup, Inc.	28,334	2,861,167
Masco Corp.	37,860	1,401,577
Masimo Corp.	78,142	8,028,309
Maxim Integrated Products, Inc.	4,342	191,699
McKesson Corp.	12,376	1,711,477
Mettler-Toledo International, Inc.	2,319	1,190,621
NCR Corp.	54,904	2,264,790
NetApp, Inc.	1,916	76,353
Newfield Exploration Co.	4,552	157,590
Omnicom Group, Inc.	27,323	2,243,765
Oshkosh Corp.	15,148	1,051,120

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Owens Corning	8,216	$499,944
PACCAR, Inc.	3,286	219,275
Packaging Corp. of America	406	40,105
Papa John’s International, Inc.	17,973	1,420,945
Park Hotels & Resorts, Inc.	37,442	961,136
Pilgrim’s Pride Corp.	60,195	1,562,662
PRA Health Sciences, Inc.	2,062	131,886
Ralph Lauren Corp.	22,409	1,808,855
Realogy Holdings Corp.	798	24,379
RLJ Lodging Trust	27,364	588,052
Robert Half International, Inc.	1,095	50,425
Rockwell Automation, Inc.	627	98,659
S&P Global, Inc.	798	107,084
Sanmina Corp.	25,626	954,569
Scripps Networks Interactive, Inc., Class A	26,215	1,958,785
Southwest Gas Holdings, Inc.	1,847	154,705
Southwestern Energy Co.	40,863	306,881
Spectrum Brands Holdings, Inc.	2,670	383,759
Tanger Factory Outlet Centers, Inc.	1,060	33,061
Target Corp.	172,533	9,635,968
Tenneco, Inc.	14,623	921,688
Teradata Corp.	9,857	287,627
UGI Corp.	10,290	516,146
VeriSign, Inc.	98,125	8,725,275
VMware, Inc., Class A	4,263	401,234
Voya Financial, Inc.	6,527	243,979
WageWorks, Inc.	5,579	411,730
Waters Corp.	1,589	269,955
Weingarten Realty Investors	286,556	9,390,440
Woodward, Inc.	1,348	91,219
Xerox Corp.	463,968	3,335,930
Yelp, Inc.	4,073	144,225
Zynga, Inc., Class A	89,026	257,285

		174,215,971
Total Reference Entity — Long		256,626,214

Reference Entity — Short
Australia
AMP Ltd.	(32,939)	(131,976)
Domino’s Pizza Enterprises Ltd.	(4,714)	(215,571)
Iluka Resources Ltd.	(41,489)	(260,718)
Incitec Pivot Ltd.	(55,866)	(158,277)
Independence Group NL	(120,237)	(294,572)
Vocus Communications Ltd.	(61,096)	(154,020)
Westfield Corp.	(235,329)	(1,600,348)

		(2,815,482)

BLACKROCK FUNDS	APRIL 30, 2017	15

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Austria
Erste Group Bank AG	(3,728)	$(133,477)
Voestalpine AG	(7,700)	(321,008)

		(454,485)
Belgium
Anheuser-Busch InBev NV	(85,207)	(9,608,821)
Canada
Alimentation Couche-Tard, Inc.	(27,443)	(1,262,131)
Cameco Corp.	(7,564)	(72,534)
CCL Industries, Inc., Class B	(286)	(66,207)
Emera, Inc.	(63,066)	(2,182,974)
First Quantum Minerals Ltd.	(3,017)	(28,754)
Ivanhoe Mines Ltd., Class A	(76,806)	(269,515)
Potash Corp. of Saskatchewan, Inc.	(23,754)	(400,584)
Seven Generations Energy Ltd.	(1,671)	(29,587)

		(4,312,286)
Denmark
DONG Energy A/S	(15,988)	(629,559)
DSV A/S	(3,351)	(186,602)

		(816,161)
Finland
Nokia OYJ	(1,283,383)	(7,336,901)
France
Accor SA	(38,352)	(1,748,819)
Bollore SA	(323,837)	(1,317,670)
Bureau Veritas SA	(4,343)	(100,629)
Suez Environnement Co.	(7,560)	(124,186)

		(3,291,304)
Germany
HeidelbergCement AG	(5,726)	(530,098)
KION Group AG	(25,327)	(1,715,787)
ThyssenKrupp AG	(157,244)	(3,747,210)
Volkswagen AG	(141)	(22,736)

		(6,015,831)
Ireland
Adient PLC	(26,141)	(1,922,932)
Italy
Yoox SpA	(11,841)	(314,644)
Japan
Bic Camera, Inc.	(188,300)	(1,874,102)
Bridgestone Corp.	(7,800)	(325,348)
Hamamatsu Photonics KK	(2,400)	(70,574)
Hankyu Hanshin Holdings, Inc.	(700)	(23,123)
Isetan Mitsukoshi Holdings Ltd.	(5,600)	(61,192)
Kansai Paint Co. Ltd.	(2,600)	(57,554)

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
Keyence Corp.	(700)	$(281,410)
Kyocera Corp.	(39,400)	(2,231,422)
Murata Manufacturing Co. Ltd.	(2,000)	(268,651)
Nippon Kayaku Co. Ltd.	(27,000)	(368,899)
Nippon Paint Co. Ltd.	(31,600)	(1,212,124)
Oriental Land Co. Ltd.	(8,900)	(511,165)
PanaHome Corp.	(38,000)	(422,181)
Rakuten, Inc.	(53,500)	(548,056)
Recruit Holdings Co. Ltd.	(12,300)	(621,671)
Shimano, Inc.	(18,200)	(2,785,399)
Shiseido Co. Ltd.	(28,200)	(763,955)
Sony Corp.	(11,500)	(394,615)
Sysmex Corp.	(3,300)	(200,995)
Yakult Honsha Co. Ltd.	(1,700)	(96,894)
Yokohama Rubber Co. Ltd.	(29,900)	(587,101)

		(13,706,431)
Jordan
Hikma Pharmaceuticals PLC	(62,672)	(1,572,517)
Luxembourg
SES SA	(4,150)	(90,705)
Netherlands
GrandVision NV	(2,457)	(64,129)
Heineken NV	(27,481)	(2,451,119)
Royal Dutch Shell PLC, B Shares	(2,527)	(67,236)

		(2,582,484)
Singapore
Broadcom Ltd.	(4,587)	(1,012,856)
Singapore Post Ltd.	(281,306)	(277,584)

		(1,290,440)
Spain
Cellnex Telecom SAU	(3,877)	(68,431)
Ferrovial SA	(18,566)	(394,947)
Merlin Properties Socimi SA	(9,745)	(115,240)

		(578,618)
Sweden
Alfa Laval AB	(187,021)	(3,832,376)
Fastighets AB Balder	(4,374)	(97,659)
Hexagon AB, B Shares	(10,127)	(440,736)

		(4,370,771)
Switzerland
Givaudan SA	(339)	(653,155)
Swatch Group AG	(2,627)	(1,050,980)
Weatherford International PLC	(60,472)	(348,923)

		(2,053,058)

16	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United Kingdom
Berkeley Group Holdings PLC	(5,990)	$(252,643)
Capital & Counties Properties PLC	(624,103)	(2,552,296)
CNH Industrial NV	(14,064)	(155,092)
CYBG PLC	(6,894)	(24,890)
Daily Mail & General Trust PLC	(10,632)	(98,528)
Domino’s Pizza Group PLC	(17,049)	(72,951)
EasyJet PLC	(31,174)	(471,548)
Greene King PLC	(48,441)	(471,405)
J Sainsbury PLC	(2,147,526)	(7,656,908)
Kazakhmys PLC	(4,759)	(31,039)
Melrose Industries PLC	(218,461)	(669,178)
Next PLC	(16,498)	(919,658)
Royal Bank of Scotland Group PLC	(45,630)	(156,656)
Standard Chartered PLC	(34,177)	(319,398)
Travis Perkins PLC	(11,021)	(229,853)
Willis Towers Watson PLC	(61,540)	(8,161,435)

		(22,243,478)
United States
Acadia Healthcare Co., Inc.	(1,074)	(46,805)
Acuity Brands, Inc.	(3,757)	(661,608)
Advance Auto Parts, Inc.	(372)	(52,876)
Advanced Micro Devices, Inc.	(82,371)	(1,095,534)
AK Steel Holding Corp.	(34,877)	(221,120)
Allegiant Travel Co.	(9,632)	(1,400,493)
Allergan PLC	(28,678)	(6,993,417)
Alliance Data Systems Corp.	(20,752)	(5,180,322)
American International Group, Inc.	(4,633)	(282,196)
Arch Capital Group Ltd.	(17,478)	(1,694,842)
Arconic, Inc.	(97,253)	(2,657,924)
Arista Networks, Inc.	(723)	(100,960)
Ball Corp.	(123,351)	(9,484,458)
Berkshire Hathaway, Inc., Class B	(29,430)	(4,862,130)
Callon Petroleum Co.	(21,775)	(257,816)
Cavium, Inc.	(2,928)	(201,593)
Centennial Resource Development, Inc.	(62,978)	(1,038,507)
CF Industries Holdings, Inc.	(285,178)	(7,625,660)
Cheniere Energy, Inc.	(35,571)	(1,613,145)
Chipotle Mexican Grill, Inc.	(1,553)	(736,852)
Coach, Inc.	(17,472)	(688,222)
Cognizant Technology Solutions Corp.	(1,807)	(108,836)
Colony Starwood Homes	(3,258)	(112,629)
Concho Resources, Inc.	(9,616)	(1,217,963)
Credit Acceptance Corp.	(18,889)	(3,839,189)
Diebold, Inc.	(40,424)	(1,139,957)
Dominion Resources, Inc.	(981)	(75,959)
Dow Chemical Co.	(9,593)	(602,440)
Ellie Mae, Inc.	(11,743)	(1,194,968)
EPAM Systems, Inc.	(6,305)	(485,485)
EQT Corp.	(3,958)	(230,118)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Equinix, Inc.	(13,084)	$(5,465,187)
Exxon Mobil Corp.	(73,671)	(6,015,237)
First Solar, Inc.	(1,847)	(54,579)
FleetCor Technologies, Inc.	(3,027)	(427,231)
FMC Corp.	(3,617)	(264,873)
FNF Group	(1,190)	(48,730)
GEO Group, Inc.	(724)	(24,124)
Global Payments, Inc.	(4,146)	(338,977)
Harley-Davidson, Inc.	(4,418)	(250,987)
Hawaiian Electric Industries, Inc.	(1,148)	(38,481)
Howard Hughes Corp.	(29,300)	(3,607,123)
ILG, Inc.	(1,290)	(31,102)
Illumina, Inc.	(1,156)	(213,698)
Interactive Brokers Group, Inc., Class A	(72,801)	(2,535,659)
JetBlue Airways Corp.	(5,991)	(130,784)
Johnson Controls International PLC	(108,583)	(4,513,795)
KBR, Inc.	(2,959)	(41,574)
Lennar Corp.	(6,310)	(318,655)
Liberty Broadband Corp.	(30,840)	(2,811,374)
Liberty Ventures, Series A	(123,446)	(6,647,567)
Littelfuse, Inc.	(96)	(14,798)
Lumentum Holdings, Inc.	(2,253)	(96,316)
Markel Corp.	(15)	(14,544)
MAXIMUS, Inc.	(4,382)	(267,258)
Medicines Co.	(82,704)	(4,078,961)
MGM Resorts International	(9,681)	(297,303)
Middleby Corp.	(2,011)	(273,757)
New Jersey Resources Corp.	(5,454)	(220,069)
New Residential Investment Corp.	(3,643)	(60,729)
Newell Rubbermaid, Inc.	(194,389)	(9,280,131)
Oasis Petroleum, Inc.	(64,849)	(774,297)
Olin Corp.	(46,328)	(1,488,519)
Pandora Media, Inc.	(93,888)	(1,018,685)
PDC Energy, Inc.	(3,432)	(189,549)
Penumbra, Inc.	(1,407)	(120,228)
Physicians Realty Trust	(234,552)	(4,606,601)
Pioneer Natural Resources Co.	(239)	(41,345)
Platform Specialty Products Corp.	(7,619)	(107,961)
Qorvo, Inc.	(2,327)	(158,306)
Rockwell Collins, Inc.	(21,951)	(2,284,880)
Royal Gold, Inc.	(1,483)	(104,818)
Schlumberger Ltd.	(32,405)	(2,352,279)
SemGroup Corp., Class A	(5,915)	(196,969)
Sempra Energy	(238)	(26,899)
Sherwin-Williams Co.	(1,339)	(448,136)
Snyder’s-Lance, Inc.	(57,189)	(2,016,484)
Southern Co.	(98,601)	(4,910,330)
TransDigm Group, Inc.	(27,924)	(6,889,689)
TreeHouse Foods, Inc.	(18,589)	(1,628,396)
Under Armour, Inc., Class C	(162,577)	(3,155,620)
United States Steel Corp.	(70,525)	(1,574,118)

BLACKROCK FUNDS	APRIL 30, 2017	17

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
United Technologies Corp.	(2,852)	$(339,359)
Universal Display Corp.	(9,760)	(872,056)
Vereit, Inc.	(331,867)	(2,777,727)
Verisk Analytics, Inc., Class A	(918)	(76,020)
Wayfair, Inc., Class A	(33,128)	(1,514,281)
Wells Fargo & Co.	(126,822)	(6,828,096)
Western Digital Corp.	(10,240)	(912,077)
Weyerhaeuser Co.	(10,826)	(366,677)
Zayo Group Holdings, Inc.	(77,631)	(2,722,519)
Zillow Group, Inc.	(66,972)	(2,611,908)

		(157,402,456)
Total Reference Entity — Short		(242,779,805)
Net Value of Reference Entity — Goldman Sachs & Co.		$13,846,409

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2017 expiration dates 6/14/17 – 8/29/18:

Reference Entity — Long
Argentina
Adecoagro SA	7,668	85,038
MercadoLibre, Inc.	263	60,203

		145,241
Bermuda
Argo Group International Holdings Ltd.	1,087	71,688
Nabors Industries Ltd.	2,256	23,327
Triton International Ltd.	1,721	52,680

		147,695
Canada
Domtar Corp.	10,575	419,299
China
SINA Corp.	3,619	277,975
India
MakeMyTrip Ltd.	1,365	52,416
Israel
Orbotech Ltd.	1,303	42,908
SodaStream International Ltd.	5,752	312,851
Wix.com Ltd.	2,452	202,167

		557,926
Ivory Coast
Fabrinet	2,581	89,483
Netherlands
Frank’s International NV	7,823	71,189

	Shares	Value
Reference Entity — Long (continued)
Panama
Copa Holdings SA, Class A	1,146	$133,417
Spain
Atlantica Yield PLC	3,621	75,462
Sweden
Autoliv, Inc.	4,114	412,182
Switzerland
TE Connectivity Ltd.	23,240	1,798,079
United Kingdom
Delphi Automotive PLC	5,982	480,953
International Game Technology PLC	53,225	1,181,595
Travelport Worldwide Ltd.	26,913	354,444

		2,016,992
United States
8x8, Inc.	2,403	34,964
Acacia Communications, Inc.	3,000	137,520
ACCO Brands Corp.	9,567	136,330
Activision Blizzard, Inc.	30,725	1,605,381
Advanced Energy Industries, Inc.	6,288	464,054
Advanced Micro Devices, Inc.	28,160	374,528
AECOM	617	21,108
Aerie Pharmaceuticals, Inc.	486	21,408
AGCO Corp.	3,500	223,965
Air Products & Chemicals, Inc.	11,896	1,671,388
Albemarle Corp.	5,339	581,470
Alcoa Corp.	1,682	56,734
Amdocs Ltd.	18,329	1,122,468
Ameren Corp.	4,226	231,120
American Assets Trust, Inc.	21,157	906,154
American Water Works Co., Inc.	33,154	2,644,363
Ameriprise Financial, Inc.	5,460	698,061
AMN Healthcare Services, Inc.	1,060	43,301
Anadarko Petroleum Corp.	396	22,580
Analog Devices, Inc.	12,842	978,560
Antero Resources Corp.	9,672	204,950
Apache Corp.	1,865	90,714
Apartment Investment & Management Co., Class A	4,907	214,632
Applied Optoelectronics, Inc.	2,041	100,805
Aramark	5,989	218,718
Archrock, Inc.	3,294	38,869
ARRIS International PLC	20,875	542,541
Asbury Automotive Group, Inc.	5,424	331,949
Ascena Retail Group, Inc.	5,545	21,681
Aspen Insurance Holdings Ltd.	3,486	182,492
Autodesk, Inc.	1,392	125,377
Avery Dennison Corp.	1,393	115,912
Axalta Coating Systems Ltd.	710	22,273
Axon Enterprise, Inc.	8,096	199,000

18	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
B&G Foods, Inc.	2,131	$89,502
Ball Corp.	5,972	459,187
Bank of Hawaii Corp.	2,017	164,345
Bankrate, Inc.	1,229	13,027
Barracuda Networks, Inc.	16,117	327,659
Baxter International, Inc.	652	36,303
Belden, Inc.	5,511	384,117
BGC Partners, Inc., Class A	46,117	524,811
Bio-Techne Corp.	5,630	602,860
Blackbaud, Inc.	1,267	101,879
Blue Buffalo Pet Products, Inc.	4,354	107,326
BMC Stock Holdings, Inc.	6,214	144,786
BofI Holding, Inc.	9,301	222,201
BOK Financial Corp.	1,861	156,864
Boston Properties, Inc.	1,507	190,786
BroadSoft, Inc.	3,793	145,651
Builders FirstSource, Inc.	12,689	203,151
Bunge Ltd.	1,078	85,194
Burlington Stores, Inc.	287	28,390
Cabot Corp.	2,292	137,955
Cabot Oil & Gas Corp.	852	19,800
Cadence Design Systems, Inc.	16,603	540,760
Caesars Entertainment Corp.	20,428	226,751
Caleres, Inc.	4,661	134,330
Callaway Golf Co.	26,245	311,003
Camden Property Trust	9,689	797,695
Capital One Financial Corp.	8,911	716,266
Carlisle Cos., Inc.	15,325	1,553,802
Carnival Corp.	8,150	503,425
Carter’s, Inc.	3,344	307,782
Celanese Corp., Series A	6,131	533,642
Charles Schwab Corp.	13,444	522,299
Children’s Place, Inc.	2,767	317,652
Citizens Financial Group, Inc.	12,213	448,339
Clorox Co.	18,309	2,447,730
CME Group, Inc.	16,380	1,903,192
Cognex Corp.	5,466	466,468
Colfax Corp.	8,751	354,153
Comfort Systems USA, Inc.	4,635	170,105
Compass Minerals International, Inc.	991	65,406
Continental Resources, Inc.	8,493	360,188
Cooper-Standard Holding, Inc.	781	88,308
Cornerstone OnDemand, Inc.	27,376	1,075,329
Crown Holdings, Inc.	15,889	891,214
CSG Systems International, Inc.	8,884	333,239
Cummins, Inc.	1,797	271,239
Curtiss-Wright Corp.	10,101	944,039
D.R. Horton, Inc.	747	24,569
Danaher Corp.	12,268	1,022,292
Dean Foods Co.	9,257	182,733
Dentsply Sirona, Inc.	8,465	535,327

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Depomed, Inc.	1,260	$15,107
DexCom, Inc.	2,228	173,695
DiamondRock Hospitality Co.	7,119	78,380
Digital Realty Trust, Inc.	7,098	815,134
Dolby Laboratories, Inc., Class A	8,451	445,621
Dover Corp.	995	78,486
DuPont Fabros Technology, Inc.	6,091	313,991
Education Realty Trust, Inc.	19,841	769,236
Electronic Arts, Inc.	1,759	166,788
Emerson Electric Co.	24,790	1,494,341
Enbridge Energy Management LLC	2,309	42,855
Entegris, Inc.	10,869	269,551
Envision Healthcare Corp.	408	22,860
Equifax, Inc.	3,627	490,769
Expedia, Inc.	5,602	749,099
Expeditors International of Washington, Inc.	6,823	382,702
Extended Stay America, Inc.	40,399	704,559
F5 Networks, Inc.	5,636	727,777
Ferro Corp.	4,331	77,612
Fidelity National Information Services, Inc.	2,816	237,079
First Financial Bankshares, Inc.	4,676	186,806
Flex Ltd.	63,643	983,921
Fortinet, Inc.	17,175	669,825
Fortive Corp.	1,060	67,056
Fossil Group, Inc.	3,747	64,636
Four Corners Property Trust, Inc.	3,065	71,506
FTI Consulting, Inc.	4,845	167,589
Gannett Co., Inc.	5,640	47,150
Garmin Ltd.	27,634	1,404,913
Genesee & Wyoming, Inc., Class A	1,536	104,079
Genpact Ltd.	8,909	217,558
Gibraltar Industries, Inc.	4,046	158,806
Glacier Bancorp, Inc.	2,085	70,431
Group 1 Automotive, Inc.	765	52,747
Gulfport Energy Corp.	3,182	50,530
Haemonetics Corp.	1,475	61,773
Hasbro, Inc.	10,317	1,022,518
Hawaiian Holdings, Inc.	9,501	515,904
Healthcare Trust of America, Inc., Class A	11,632	370,944
Henry Schein, Inc.	4,838	840,844
Hope Bancorp, Inc.	4,739	86,771
Hub Group, Inc., Class A	12,533	490,667
Hubbell, Inc.	4,457	504,220
IDEX Corp.	9,831	1,029,896
IDEXX Laboratories, Inc.	4,743	795,543
II-VI, Inc.	1,323	43,857
Imperva, Inc.	6,803	302,393
Ingredion, Inc.	9,996	1,237,705
Innophos Holdings, Inc.	5,327	255,376

BLACKROCK FUNDS	APRIL 30, 2017	19

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Innospec, Inc.	6,231	$411,246
Insperity, Inc.	1,910	174,479
Installed Building Products, Inc.	5,022	267,924
Integra LifeSciences Holdings Corp.	2,088	95,985
Intercontinental Exchange, Inc.	7,758	467,032
International Bancshares Corp.	3,634	135,912
International Business Machines Corp.	2,913	466,925
Invesco Ltd.	20,028	659,722
Iridium Communications, Inc.	11,800	125,080
John Bean Technologies Corp.	935	82,888
Johnson Controls International PLC	5,887	244,723
Jones Lang LaSalle, Inc.	3,033	348,370
KAR Auction Services, Inc.	3,569	155,680
Kilroy Realty Corp.	2,760	194,663
Kulicke & Soffa Industries, Inc.	2,405	53,680
LCI Industries	1,280	129,472
Life Storage, Inc.	254	19,911
Littelfuse, Inc.	825	127,174
LKQ Corp.	11,865	370,663
LogMeIn, Inc.	2,604	294,252
Lowe’s Cos., Inc.	2,767	234,863
Macy’s, Inc.	2,516	73,518
ManpowerGroup, Inc.	4,275	431,690
Marsh & McLennan Cos., Inc.	36,141	2,679,132
Match Group, Inc.	3,552	66,174
Mattel, Inc.	14,342	321,548
McKesson Corp.	6,224	860,717
Merck & Co., Inc.	18,414	1,147,745
MetLife, Inc.	14,806	767,099
Microsemi Corp.	5,889	276,430
Mid-America Apartment Communities, Inc.	7,758	769,671
MINDBODY, Inc., Class A	457	12,956
Molson Coors Brewing Co., Class B	15,830	1,517,939
Mondelez International, Inc., Class A	15,743	708,907
Monro Muffler Brake, Inc.	1,225	63,516
Monster Beverage Corp.	5,874	266,562
Mueller Water Products, Inc., Series A	10,240	115,200
MuleSoft, Inc.	5,876	135,383
National Retail Properties, Inc.	5,881	248,296
Newfield Exploration Co.	14,553	503,825
Newmont Mining Corp.	20,275	685,498
Nielsen Holdings PLC	11,649	479,123
NiSource, Inc.	64,356	1,560,633
Nordson Corp.	574	71,865
Norfolk Southern Corp.	1,127	132,411
Northrop Grumman Corp.	3,125	768,625

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Norwegian Cruise Line Holdings Ltd.	5,767	$311,014
NOW, Inc.	10,575	179,881
Nutrisystem, Inc.	2,753	147,148
NVIDIA Corp.	1,249	130,271
O’Reilly Automotive, Inc.	1,036	257,083
Occidental Petroleum Corp.	1,597	98,279
Oclaro, Inc.	16,216	129,890
Old Dominion Freight Line, Inc.	5,257	465,350
ONEOK, Inc.	586	30,829
OSI Systems, Inc.	2,863	221,596
Outfront Media, Inc.	3,493	91,377
PACCAR, Inc.	10,247	683,782
Papa John’s International, Inc.	7,478	591,211
Park Hotels & Resorts, Inc.	8,095	207,799
Parsley Energy, Inc., Class A	12,644	376,665
Patrick Industries, Inc.	4,573	324,912
Paycom Software, Inc.	4,360	262,690
Pegasystems, Inc.	3,178	144,758
Penske Automotive Group, Inc.	10,232	488,169
PepsiCo, Inc.	995	112,714
Performance Food Group Co.	5,655	140,810
PharMerica Corp.	3,429	80,924
Pioneer Natural Resources Co.	141	24,392
Piper Jaffray Cos.	496	31,050
Plantronics, Inc.	273	14,906
Plexus Corp.	11,001	571,942
Pool Corp.	3,568	426,804
Portland General Electric Co.	676	30,650
Priceline Group, Inc.	79	145,899
ProPetro Holding Corp.	1,702	23,062
Prudential Financial, Inc.	8,659	926,773
PTC, Inc.	6,654	359,649
Quad/Graphics, Inc.	2,221	58,323
Raytheon Co.	5,254	815,473
Regency Centers Corp.	5,780	365,180
Reliance Steel & Aluminum Co.	1,717	135,334
Rite Aid Corp.	24,025	96,100
RLJ Lodging Trust	16,810	361,247
Ross Stores, Inc.	7,772	505,180
Sanmina Corp.	5,867	218,546
Scientific Games Corp., Class A	14,564	345,895
Scripps Networks Interactive, Inc., Class A	20,386	1,523,242
SeaWorld Entertainment, Inc.	1,574	27,592
ServisFirst Bancshares, Inc.	4,210	159,138
Simpson Manufacturing Co., Inc.	2,016	84,087
Skechers U.S.A., Inc., Class A	3,728	94,132
SkyWest, Inc.	2,338	86,974
Sotheby’s	10,453	495,054
Southern Co.	53,583	2,668,433
Southwestern Energy Co.	7,451	55,957

20	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
SpartanNash Co.	1,946	$71,613
Spirit Aerosystems Holdings, Inc., Class A	8,347	477,115
Sprint Corp.	16,739	151,153
Sprouts Farmers Market, Inc.	7,106	158,535
SRC Energy, Inc.	2,765	20,848
Supernus Pharmaceuticals, Inc.	1,497	48,802
Synchronoss Technologies, Inc.	6,600	105,600
Tanger Factory Outlet Centers, Inc.	12,585	392,526
Taylor Morrison Home Corp., Class A	5,855	135,251
Tellurian, Inc.	2,971	29,799
Tenneco, Inc.	13,670	861,620
Tetra Tech, Inc.	6,649	292,224
TherapeuticsMD, Inc.	9,657	49,251
Time, Inc.	1,159	17,617
Tivity Health, Inc.	2,169	72,878
TJX Cos., Inc.	12,232	961,924
Tractor Supply Co.	14,671	908,282
Trinseo SA	2,582	171,445
TripAdvisor, Inc.	7,195	323,847
Triumph Group, Inc.	1,555	40,741
TTM Technologies, Inc.	40,272	673,751
U.S. Foods Holding Corp.	18,430	519,726
UGI Corp.	1,259	63,151
Union Pacific Corp.	1,347	150,810
Unit Corp.	1,139	24,477
Universal Corp.	5,238	384,731
Universal Health Services, Inc., Class B	1,453	175,464
Varex Imaging Corp.	2,417	81,115
VeriSign, Inc.	5,038	447,979
VF Corp.	4,695	256,488
VMware, Inc., Class A	6,169	580,626
Voya Financial, Inc.	30,641	1,145,361
VWR Corp.	1,057	29,871
WageWorks, Inc.	2,554	188,485
Walker & Dunlop, Inc.	322	14,442
Watsco, Inc.	5,984	830,579
Weight Watchers International, Inc.	1,140	23,803
West Pharmaceutical Services, Inc.	4,146	381,556
Westar Energy, Inc.	18,331	953,762
Windstream Holdings, Inc.	16,738	92,394
Woodward, Inc.	1,321	89,392
WR Grace & Co.	7,098	494,873
Xilinx, Inc.	16,627	1,049,330
Xperi Corp.	24,153	811,541
Yum! Brands, Inc.	11,132	731,929
Zynga, Inc., Class A	9,437	27,273

		107,879,300
Total Reference Entity — Long		114,076,656

	Shares	Value
Reference Entity — Short
Bermuda
Signet Jewelers Ltd.	(3,358)	$(221,091)
Ireland
Allegion PLC	(723)	(56,856)
Endo International PLC	(19,556)	(222,352)
Jazz Pharmaceuticals PLC	(667)	(106,240)
Perrigo Co. PLC	(9,903)	(732,228)

		(1,117,676)
Israel
Caesarstone Sdot-Yam Ltd.	(1,143)	(45,377)
Mexico
Southern Copper Corp.	(2,348)	(83,049)
Netherlands
ASML Holding NV	(13,149)	(1,733,696)
Chicago Bridge & Iron Co. NV	(21,343)	(641,997)
Koninklijke Philips NV	(61,438)	(2,114,696)
Patheon NV	(7,643)	(205,673)

		(4,696,062)
Switzerland
Transocean Ltd.	(6,337)	(69,897)
United Kingdom
CNH Industrial NV	(8,565)	(95,071)
Fiat Chrysler Automobiles NV	(13,688)	(155,633)
IHS Markit, Ltd.	(10,248)	(444,763)
Michael Kors Holdings Ltd.	(10,225)	(381,699)
Willis Towers Watson PLC	(459)	(60,873)

		(1,138,039)
United States
Abbott Laboratories	(11,229)	(490,034)
ABM Industries, Inc.	(4,841)	(209,083)
Acadia Healthcare Co., Inc.	(3,819)	(166,432)
Acadia Realty Trust	(6,368)	(185,181)
Acuity Brands, Inc.	(6,611)	(1,164,197)
AGNC Investment Corp. REIT	(10,133)	(213,502)
AK Steel Holding Corp.	(8,559)	(54,264)
Alexander & Baldwin, Inc.	(387)	(17,806)
Allegheny Technologies, Inc.	(7,048)	(129,331)
Allergan PLC	(2,535)	(618,185)
Alliance Data Systems Corp.	(651)	(162,509)
Allstate Corp.	(11,891)	(966,619)
Ally Financial, Inc.	(1,386)	(27,443)
Altria Group, Inc.	(4,088)	(293,437)
AMERCO, Inc.	(1,077)	(403,293)
American Equity Investment Life Holding Co.	(3,285)	(77,920)
American Financial Group, Inc.	(660)	(64,225)
American States Water Co.	(9,012)	(401,214)
Ameris Bancorp	(588)	(27,695)

BLACKROCK FUNDS	APRIL 30, 2017	21

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Apollo Commercial Real Estate Finance, Inc.	(1,403)	$(27,064)
Aqua America, Inc.	(14,967)	(495,258)
Arch Capital Group Ltd.	(297)	(28,800)
Arconic, Inc.	(1,210)	(33,069)
Arthur J Gallagher & Co.	(6,496)	(362,542)
Astoria Financial Corp.	(27,472)	(560,154)
athenahealth, Inc.	(2,956)	(289,718)
AutoZone, Inc.	(223)	(154,358)
Avis Budget Group, Inc.	(1,910)	(58,255)
Avnet, Inc.	(1,405)	(54,359)
AZZ, Inc.	(6,625)	(391,206)
Badger Meter, Inc.	(1,713)	(68,092)
Baker Hughes, Inc.	(1,227)	(72,847)
BancorpSouth, Inc.	(529)	(16,108)
Bank of America Corp.	(50,532)	(1,179,417)
Bed Bath & Beyond, Inc.	(13,929)	(539,749)
Berry Plastics Group, Inc.	(17,163)	(858,150)
Best Buy Co., Inc.	(8,208)	(425,256)
Big Lots, Inc.	(261)	(13,178)
BJ’s Restaurants, Inc.	(2,633)	(118,748)
Black Hills Corp.	(1,054)	(71,693)
Blackhawk Network Holdings, Inc.	(6,122)	(247,635)
Boston Beer Co., Inc.	(3,576)	(516,196)
Brinker International, Inc.	(367)	(16,218)
Brown & Brown, Inc.	(360)	(15,444)
California Water Service Group	(495)	(17,672)
Calpine Corp.	(2,666)	(27,193)
Cambrex Corp.	(753)	(44,691)
Capstead Mortgage Corp.	(3,733)	(41,586)
CarMax, Inc.	(4,931)	(288,464)
Caterpillar, Inc.	(19,644)	(2,008,795)
CBL & Associates Properties, Inc.	(17,948)	(166,019)
Centene Corp.	(2,486)	(184,958)
CenturyLink, Inc.	(24,326)	(624,448)
Cerner Corp.	(10,143)	(656,759)
CF Industries Holdings, Inc.	(5,624)	(150,386)
Chemed Corp.	(2,262)	(455,522)
Chemical Financial Corp.	(5,613)	(266,337)
Chemours Co.	(4,089)	(164,746)
Chesapeake Lodging Trust	(1,182)	(27,552)
Chipotle Mexican Grill, Inc.	(366)	(173,656)
Cincinnati Financial Corp.	(415)	(29,917)
Cintas Corp.	(2,767)	(338,874)
CIT Group, Inc.	(15,343)	(710,534)
Coach, Inc.	(5,631)	(221,805)
Coca-Cola Bottling Co. Consolidated	(520)	(110,167)
Coca-Cola Co.	(2,666)	(115,038)
Cogent Communications Group, Inc.	(1,868)	(84,060)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Cognizant Technology Solutions Corp.	(2,604)	$(156,839)
Coherent, Inc.	(1,466)	(316,070)
Commercial Metals Co.	(7,420)	(138,309)
Community Bank System, Inc.	(1,690)	(94,556)
ConAgra Foods, Inc.	(11,744)	(455,432)
Concho Resources, Inc.	(4,744)	(600,875)
CONSOL Energy, Inc.	(4,302)	(65,304)
Copart, Inc.	(14,028)	(433,465)
CoreCivic, Inc.	(1,938)	(66,764)
CoreLogic, Inc.	(460)	(19,660)
Corporate Office Properties Trust	(3,791)	(124,117)
CoStar Group, Inc.	(846)	(203,793)
Cray, Inc.	(1,584)	(28,354)
Credit Acceptance Corp.	(1,225)	(248,981)
Cree, Inc.	(3,626)	(79,337)
CSRA, Inc.	(13,281)	(386,211)
Cypress Semiconductor Corp.	(16,070)	(225,141)
CYS Investments, Inc.	(15,072)	(128,564)
Darden Restaurants, Inc.	(7,656)	(652,215)
DaVita HealthCare Partners, Inc.	(2,612)	(180,254)
DCT Industrial Trust, Inc.	(1,107)	(55,970)
Diebold, Inc.	(3,902)	(110,036)
Dollar General Corp.	(1,709)	(124,261)
Donaldson Co., Inc.	(2,714)	(125,604)
Dorman Products, Inc.	(1,264)	(105,102)
DSW, Inc., Class A	(20,139)	(415,266)
DTE Energy Co.	(20,546)	(2,148,906)
Duke Realty Corp.	(1,514)	(41,983)
Dycom Industries, Inc.	(4,104)	(433,629)
Eagle Materials, Inc.	(530)	(50,864)
EastGroup Properties, Inc.	(2,956)	(231,307)
Eaton Vance Corp.	(12,199)	(523,703)
EchoStar Corp.	(4,158)	(239,334)
Electronics For Imaging, Inc.	(5,627)	(257,604)
Empire State Realty Trust, Inc.	(16,474)	(342,659)
EnerSys	(304)	(25,265)
EPAM Systems, Inc.	(8,711)	(670,747)
Equity Commonwealth	(9,263)	(296,323)
Equity LifeStyle Properties, Inc.	(1,274)	(103,079)
ExlService Holdings, Inc.	(361)	(17,223)
Exponent, Inc.	(2,105)	(128,721)
Exxon Mobil Corp.	(5,337)	(435,766)
Fastenal Co.	(12,511)	(558,991)
FedEx Corp.	(7,980)	(1,513,806)
Finisar Corp.	(5,707)	(130,348)
FireEye, Inc.	(21,086)	(263,786)
First Solar, Inc.	(4,620)	(136,521)
Fitbit, Inc.	(5,988)	(34,251)
Five Below, Inc.	(7,485)	(367,663)
Flowers Foods, Inc.	(38,032)	(745,808)
FMC Corp.	(8,155)	(597,191)

22	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Foot Locker, Inc.	(3,751)	$(290,102)
Ford Motor Co.	(22,363)	(256,504)
Freeport-McMoRan, Inc.	(2,280)	(29,070)
GameStop Corp., Class A	(1,651)	(37,461)
Gap, Inc.	(3,054)	(80,015)
General Electric Co.	(5,042)	(146,168)
GEO Group, Inc.	(16,356)	(544,982)
Globus Medical, Inc.	(2,708)	(82,134)
Graco, Inc.	(4,500)	(485,325)
Graham Holdings Co., Class B	(273)	(164,264)
Gramercy Property Trust REIT	(16,255)	(451,726)
Great Plains Energy, Inc.	(8,116)	(240,152)
Green Dot Corp., Class A	(12,077)	(414,120)
GrubHub, Inc.	(1,983)	(85,229)
Guidewire Software, Inc.	(17,816)	(1,095,506)
H&R Block, Inc.	(39,270)	(973,503)
Harley-Davidson, Inc.	(8,997)	(511,120)
HCA Holdings, Inc.	(2,951)	(248,504)
HD Supply Holdings, Inc.	(14,164)	(570,809)
Healthcare Services Group, Inc.	(22,589)	(1,037,061)
HealthEquity, Inc.	(2,740)	(124,725)
HEICO Corp.	(698)	(49,607)
Herman Miller, Inc.	(699)	(23,137)
Hess Corp.	(3,663)	(178,864)
Hewlett Packard Enterprise Co.	(7,283)	(135,682)
Highwoods Properties, Inc.	(2,185)	(111,173)
Hope Bancorp, Inc.	(3,164)	(57,933)
Hormel Foods Corp.	(4,022)	(141,092)
Hospitality Properties Trust	(5,739)	(182,672)
Howard Hughes Corp.	(5,866)	(722,163)
HP, Inc.	(55,872)	(1,051,511)
Huntsman Corp.	(3,854)	(95,464)
ILG, Inc.	(4,738)	(114,233)
Illumina, Inc.	(268)	(49,542)
Intuitive Surgical, Inc.	(2,143)	(1,791,269)
Invesco Mortgage Capital, Inc.	(4,731)	(77,163)
J&J Snack Foods Corp.	(4,403)	(592,556)
Jack Henry & Associates, Inc.	(5,743)	(556,612)
JetBlue Airways Corp.	(14,585)	(318,391)
JM Smucker Co.	(4,864)	(616,366)
Juniper Networks, Inc.	(2,235)	(67,206)
Keysight Technologies, Inc.	(7,143)	(267,363)
Kinder Morgan, Inc.	(8,816)	(181,874)
Kirby Corp.	(957)	(67,564)
Korn/Ferry International	(1,019)	(33,016)
Kraton Corp.	(2,142)	(70,065)
Kroger Co.	(10,330)	(306,285)
L Brands, Inc.	(8,405)	(443,868)
La-Z-Boy, Inc.	(6,036)	(168,404)
Lancaster Colony Corp.	(1,475)	(185,703)
Las Vegas Sands Corp.	(11,445)	(675,141)
Lennar Corp.	(19,476)	(983,538)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Liberty Ventures, Series A	(4,238)	$(228,216)
Lockheed Martin Corp.	(5,840)	(1,573,588)
Louisiana-Pacific Corp.	(2,666)	(68,623)
Macerich Co.	(3,211)	(200,463)
Madison Square Garden Co.	(2,230)	(449,947)
Markel Corp.	(337)	(326,755)
Marriott Vacations Worldwide Corp.	(475)	(52,336)
MasTec, Inc.	(2,440)	(107,726)
MAXIMUS, Inc.	(10,493)	(639,968)
MaxLinear, Inc., Class A	(4,720)	(131,358)
McCormick & Co., Inc.	(4,178)	(417,382)
Medidata Solutions, Inc.	(1,221)	(79,890)
Mercury General Corp.	(512)	(31,483)
Methode Electronics, Inc.	(6,818)	(303,742)
MGM Resorts International	(22,693)	(696,902)
Michaels Cos., Inc.	(25,263)	(590,144)
Morningstar, Inc.	(792)	(57,919)
Murphy Oil Corp.	(24,105)	(631,069)
Murphy USA, Inc.	(4,699)	(326,909)
National Beverage Corp.	(2,747)	(243,357)
National Health Investors, Inc.	(1,629)	(119,194)
National Instruments Corp.	(13,262)	(462,976)
Navient Corp.	(8,228)	(125,066)
Neogen Corp.	(1,953)	(121,731)
Netscout Systems, Inc.	(1,841)	(69,314)
New Residential Investment Corp.	(5,794)	(96,586)
NewMarket Corp.	(581)	(273,477)
NextEra Energy, Inc.	(1,158)	(154,662)
NIKE, Inc., Class B	(31,750)	(1,759,268)
Oasis Petroleum, Inc.	(18,933)	(226,060)
Oceaneering International, Inc.	(3,668)	(96,799)
Omega Healthcare Investors, Inc.	(4,171)	(137,643)
OneMain Holdings, Inc.	(1,806)	(42,116)
Oracle Corp.	(47,742)	(2,146,480)
Orbital ATK, Inc.	(5,133)	(508,167)
Pacira Pharmaceuticals, Inc.	(961)	(46,657)
Palo Alto Networks, Inc.	(2,344)	(254,113)
Parexel International Corp.	(1,315)	(83,936)
Parkway, Inc.	(1,924)	(38,769)
Pattern Energy Group, Inc.	(8,651)	(190,495)
Paychex, Inc.	(7,442)	(441,162)
PBF Energy, Inc., Class A	(6,072)	(135,527)
Philip Morris International, Inc.	(19,047)	(2,111,169)
Pinnacle West Capital Corp.	(12,420)	(1,056,818)
Pitney Bowes, Inc.	(89,368)	(1,187,701)
Platform Specialty Products Corp.	(3,418)	(48,433)
Post Holdings, Inc.	(1,490)	(125,443)
PPG Industries, Inc.	(3,317)	(364,339)
Premier, Inc., Class A	(5,588)	(188,874)
Progressive Corp.	(26,281)	(1,043,881)
Prologis, Inc.	(8,698)	(473,258)
PS Business Parks, Inc.	(1,823)	(221,567)

BLACKROCK FUNDS	APRIL 30, 2017	23

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Public Storage	(5,704)	$(1,194,304)
Qorvo, Inc.	(4,287)	(291,645)
Quality Care Properties, Inc.	(674)	(11,694)
Quintiles Transnational Holdings, Inc.	(1,022)	(86,134)
Raymond James Financial, Inc.	(1,150)	(85,698)
RBC Bearings, Inc.	(5,887)	(590,466)
Realogy Holdings Corp.	(2,215)	(67,668)
Red Hat, Inc.	(10,135)	(892,691)
Redwood Trust, Inc.	(8,263)	(141,049)
Regal-Beloit Corp.	(5,800)	(457,330)
Research Holdings, Inc.	(2,107)	(94,815)
REV Group, Inc.	(739)	(20,840)
Rexnord Corp.	(3,030)	(73,932)
Robert Half International, Inc.	(3,500)	(161,175)
Rockwell Collins, Inc.	(11,728)	(1,220,768)
Royal Gold, Inc.	(4,087)	(288,869)
RPM International, Inc.	(7,438)	(390,941)
Ryder System, Inc.	(3,238)	(219,893)
Sabra Health Care REIT, Inc.	(1,286)	(34,966)
Sabre Corp.	(3,878)	(90,784)
Sanderson Farms, Inc.	(9,858)	(1,141,359)
Santander Consumer USA Holdings, Inc.	(5,652)	(72,006)
Schlumberger Ltd.	(980)	(71,138)
Science Applications International Corp.	(11,024)	(804,642)
SEACOR Holdings, Inc.	(1,516)	(99,541)
Seagate Technology PLC	(4,709)	(198,390)
SEI Investments Co.	(3,357)	(170,233)
Select Comfort Corp.	(690)	(21,321)
Select Income REIT	(2,535)	(63,527)
Selective Insurance Group, Inc.	(533)	(28,142)
Sensient Technologies Corp.	(3,604)	(294,807)
ServiceMaster Global Holdings, Inc.	(8,469)	(322,669)
Sherwin-Williams Co.	(3,586)	(1,200,162)
Silgan Holdings, Inc.	(2,581)	(156,460)
SL Green Realty Corp.	(456)	(47,848)
SM Energy Co.	(757)	(17,101)
Sonic Corp.	(13,120)	(352,666)
Splunk, Inc.	(5,197)	(334,219)
SPS Commerce, Inc.	(424)	(23,430)
Staples, Inc.	(52,968)	(517,497)
Starwood Property Trust, Inc.	(12,895)	(292,588)
Stewart Information Services Corp.	(907)	(43,028)
Stratasys Ltd.	(5,179)	(128,232)
Summit Materials, Inc., Class A	(29,542)	(758,048)
Sun Communities, Inc.	(1,750)	(146,318)
Swift Transportation Co.	(1,676)	(41,196)
Symantec Corp.	(17,445)	(551,785)
Synaptics, Inc.	(2,486)	(136,158)
T Rowe Price Group, Inc.	(3,607)	(255,700)
Take-Two Interactive Software, Inc.	(3,608)	(226,763)
Taubman Centers, Inc.	(2,202)	(137,735)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Tech Data Corp.	(2,778)	$(265,716)
Tennant Co.	(1,608)	(117,786)
Teradyne, Inc.	(946)	(33,365)
Terex Corp.	(3,554)	(124,319)
TerraForm Power, Inc.	(27,388)	(344,815)
Textron, Inc.	(8,241)	(384,525)
Thor Industries, Inc.	(9,421)	(906,112)
Timken Co.	(598)	(28,854)
Toll Brothers, Inc.	(27,491)	(989,401)
Torchmark Corp.	(575)	(44,108)
TransDigm Group, Inc.	(2,620)	(646,433)
TreeHouse Foods, Inc.	(1,260)	(110,376)
Tupperware Brands Corp.	(7,580)	(544,320)
Twitter, Inc.	(6,644)	(109,493)
UniFirst Corp.	(2,126)	(295,939)
United Continental Holdings, Inc.	(17,982)	(1,262,516)
UnitedHealth Group, Inc.	(628)	(109,825)
Uniti Group, Inc.	(6,768)	(185,849)
Valero Energy Corp.	(5,862)	(378,744)
Veeva Systems, Inc., Class A	(4,738)	(254,052)
VeriFone Systems, Inc.	(24,506)	(454,341)
ViaSat, Inc.	(1,319)	(84,456)
Wabash National Corp.	(1,353)	(30,821)
Waddell & Reed Financial, Inc.	(38,748)	(697,077)
Walgreens Boots Alliance, Inc.	(24,929)	(2,157,356)
Washington Federal, Inc.	(1,581)	(53,280)
Wayfair, Inc., Class A	(1,456)	(66,554)
WebMD Health Corp.	(4,648)	(252,061)
Welbilt, Inc.	(9,463)	(193,992)
WellCare Health Plans, Inc.	(322)	(49,398)
Wendy’s Co.	(15,227)	(224,446)
WESCO International, Inc.	(387)	(23,588)
Western Digital Corp.	(1,076)	(95,839)
Weyerhaeuser Co.	(16,208)	(548,965)
Whole Foods Market, Inc.	(6,895)	(250,771)
Williams-Sonoma, Inc.	(27,843)	(1,504,914)
Workday, Inc., Class A	(5,802)	(507,095)
World Fuel Services Corp.	(3,636)	(133,914)
Worthington Industries, Inc.	(983)	(42,761)
WR Berkley Corp.	(2,023)	(137,524)
Wyndham Worldwide Corp.	(14,229)	(1,356,166)
Wynn Resorts Ltd.	(3,133)	(385,390)
Xcel Energy, Inc.	(2,668)	(120,193)
Xenia Hotels & Resorts, Inc.	(1,539)	(26,871)
Yum China Holdings, Inc.	(2,803)	(95,638)
Zebra Technologies Corp., Class A	(1,416)	(133,486)
Zillow Group, Inc.	(7,596)	(296,244)

		(106,854,476)
Total Reference Entity — Short		(114,225,667)
Net Value of Reference Entity — Goldman Sachs & Co.		$(149,011)

24	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of April 30, 2017 expiration dates 5/12/17 – 5/13/17:

	Shares	Value
Reference Entity — Long (continued)
Australia
Aristocrat Leisure Ltd.	256,285	$3,766,279
Caltex Australia Ltd.	218,811	4,884,141
Carsales.com Ltd.	5,073	44,493
Cochlear Ltd.	334	34,963
CSR Ltd.	917,946	3,366,009
Harvey Norman Holdings Ltd.	306,451	961,227
JB Hi-Fi Ltd.	97,553	1,802,382
Mineral Resources Ltd.	31,459	251,600
Perpetual Ltd.	1,517	59,910
Platinum Asset Management Ltd.	124,536	433,861
Qantas Airways Ltd.	656,270	2,080,289
Regis Resources Ltd.	690,259	1,714,294
Treasury Wine Estates Ltd.	2,244	20,147
Whitehaven Coal Ltd.	25,317	51,787

		19,471,382
Austria
Lenzing AG	977	182,199
OMV AG	4,028	185,534
Vienna Insurance Group AG	35,698	926,028

		1,293,761
Belgium
NV Bekaert SA	22,588	1,136,958
Canada
B2Gold Corp.	88,418	222,171
Capital Power Corp.	14,848	270,626
Celestica, Inc.	31,973	455,569
CGI Group, Inc., Class A	1,523	73,503
CI Financial Corp.	907	17,741
Domtar Corp.	32,631	1,294,196
Enerplus Corp.	203,383	1,467,582
Finning International, Inc.	18,856	358,596
IGM Financial, Inc.	15,989	480,355
Inter Pipeline Ltd.	146,146	2,977,415
Kinross Gold Corp.	176,147	612,943
Maple Leaf Foods, Inc.	162,079	4,057,170
National Bank of Canada	15,361	596,975
Power Corp. of Canada	62,479	1,447,721
Power Financial Corp.	3,357	85,311
Quebecor, Inc., Class B	18,106	552,710
Vermilion Energy, Inc.	11,115	391,331
Yamana Gold, Inc.	50,348	135,363

		15,497,278
China
CLP Holdings Ltd.	581,500	6,132,621

	Shares	Value
Reference Entity — Long (continued)
China (continued)
FIH Mobile Ltd.	1,426,000	$489,195

		6,621,816
Denmark
GN Store Nord A/S	70,113	1,822,451
Finland
UPM-Kymmene OYJ	6,795	179,026
Valmet Corp.	101,968	1,857,339

		2,036,365
France
Arkema SA	19,843	2,101,036
BioMerieux	793	158,580
Fonciere Des Regions	4,043	360,833
Ipsen SA	13,482	1,569,615
Kering	1,507	467,107
Lagardere SCA	1,658	50,752
Nexans SA	3,899	216,752
Nexity SA	3,407	185,247
Peugeot SA	49,814	1,044,381

		6,154,303
Germany
Covestro AG	3,733	290,918
Deutsche Euroshop AG	15,355	623,390
E.ON SE	353,170	2,753,096
Evonik Industries AG	6,250	208,687
Hochtief AG	61,236	11,028,168
Kloeckner & Co. SE	505,036	5,579,286
Lanxess AG	49,628	3,583,460
MTU Aero Engines AG	683	97,965
Suedzucker AG	124,829	2,671,502
Talanx AG	7,829	282,216
TUI AG	6,205	90,271
Wacker Chemie AG	34,610	3,663,315

		30,872,274
Hong Kong
Champion REIT	1,077,000	700,271
Hang Lung Properties Ltd.	1,160,000	3,039,406
HKT Trust & HKT Ltd.	404,000	516,793
Hutchison Telecommunications Hong Kong Holdings Ltd.	588,000	173,771
Hysan Development Co. Ltd.	13,000	61,309
Kerry Properties Ltd.	927,500	3,467,276
Li & Fung Ltd.	868,000	363,463
New World Development Co. Ltd.	836,000	1,039,573
SJM Holdings Ltd.	375,000	363,541
Sun Hung Kai Properties Ltd.	307,000	4,600,394
Texwinca Holdings Ltd.	1,080,000	724,390

BLACKROCK FUNDS	APRIL 30, 2017	25

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
WH Group Ltd.	484,000	$431,802
Yue Yuen Industrial Holdings Ltd.	54,000	213,477

		15,695,466
Ireland
Glanbia PLC	84,935	1,659,985
Smurfit Kappa Group PLC	57,554	1,541,635

		3,201,620
Italy
A2A SpA	213,551	317,408
Autogrill SpA	198,178	2,253,866
Mediobanca SpA	192,420	1,850,418
Moncler SpA	2,325	57,346
Recordati SpA	30,133	1,116,340
Unipol Gruppo Finanziario SpA	97,470	434,695

		6,030,073
Japan
Alfresa Holdings Corp.	30,100	543,535
Amada Holdings Co. Ltd.	48,800	580,199
Astellas Pharma, Inc.	191,900	2,530,607
Chiba Bank Ltd.	206,000	1,380,003
COLOPL, Inc.	19,100	176,359
COMSYS Holdings Corp.	1,400	26,632
Dai Nippon Printing Co. Ltd.	308,000	3,428,855
Daiichi Sankyo Co. Ltd.	7,900	175,568
Dainippon Screen Manufacturing Co. Ltd.	300	21,791
Daito Trust Construction Co. Ltd.	25,700	3,781,834
DeNA Co. Ltd.	55,200	1,183,337
Dowa Holdings Co. Ltd.	67,000	498,791
Fujitsu General Ltd.	7,500	159,080
Fujitsu Ltd.	489,000	3,052,493
Glory Ltd.	86,200	2,894,461
Gree, Inc.	95,000	761,774
Haseko Corp.	124,900	1,425,699
Hitachi Chemical Co. Ltd.	5,400	154,651
Hitachi Ltd.	807,000	4,458,165
Hokuhoku Financial Group, Inc.	218,900	3,438,362
Hokuriku Electric Power Co.	28,300	261,567
Iida Group Holdings Co. Ltd.	117,600	1,872,869
Ito En Ltd.	7,500	271,957
Itochu Techno-Solutions Corp.	43,800	1,275,234
J. Front Retailing Co. Ltd.	1,600	23,064
Japan Petroleum Exploration Co.	42,400	927,037
JSR Corp.	1,400	25,586
JX Holdings, Inc.	1,019,300	4,599,114
Kajima Corp.	191,000	1,296,931
Kakaku.com, Inc.	14,800	213,585
Lion Corp.	18,500	334,295
Maeda Road Construction Co. Ltd.	88,000	1,622,675
Mazda Motor Corp.	1,700	25,113

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Miraca Holdings, Inc.	2,900	$133,708
Mitsubishi Chemical Holdings Corp.	1,095,000	8,570,768
Mitsui Chemicals, Inc.	222,000	1,135,906
Nagase & Co. Ltd.	40,100	581,484
Nippon Light Metal Holdings Co. Ltd.	269,300	601,691
Nippon Suisan Kaisha Ltd.	7,400	35,724
Nippon Yusen KK	131,000	263,383
Nishimatsu Construction Co. Ltd.	415,000	2,110,929
Nissan Motor Co. Ltd.	27,100	258,143
North Pacific Bank Ltd.	4,400	16,779
Penta-Ocean Construction Co. Ltd.	259,800	1,316,174
Pola Orbis Holdings, Inc.	3,300	76,206
Sankyo Co. Ltd.	37,000	1,290,388
Sega Sammy Holdings, Inc.	1,500	20,140
Sekisui House Ltd.	7,900	131,233
Shikoku Electric Power Co., Inc.	17,100	205,456
Showa Shell Sekiyu KK	65,300	630,652
Sumitomo Forestry Co. Ltd.	53,300	816,086
T&D Holdings, Inc.	2,400	35,687
TAG Immobilien AG	72,044	1,025,744
Teijin Ltd.	76,900	1,489,966
Toda Corp.	3,000	18,519
Tokai Rika Co. Ltd.	47,400	882,422
Toppan Forms Co. Ltd.	86,200	869,825
Toppan Printing Co. Ltd.	463,000	4,660,927
Ube Industries Ltd.	147,000	341,740
West Japan Railway Co.	1,800	120,274
Yamada Denki Co. Ltd.	49,900	262,055
Yamaha Corp.	900	24,963
Yamato Holdings Co. Ltd.	7,800	168,550
Zensho Holdings Co. Ltd.	4,000	68,469
Zeon Corp.	23,000	261,876

		71,847,090
Netherlands
BE Semiconductor Industries NV	99,338	5,193,267
PostNL NV	96,962	480,438

		5,673,705
Norway
Leroy Seafood Group ASA	25,285	1,271,880
Marine Harvest ASA	123,979	2,062,776
Subsea 7 SA	39,625	653,006
Telenor ASA	276,133	4,460,546

		8,448,208
Portugal
Jeronimo Martins SGPS SA	29,899	548,676
NOS SGPS SA	196,512	1,125,621

		1,674,297

26	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Singapore
CapitaLand Ltd.	549,800	$1,477,281
Venture Corp. Ltd.	494,000	4,311,339

		5,788,620
Spain
Distribuidora Internacional de Alimentacion SA	839,231	4,989,896
Mediaset Espana Comunicacion SA	341,204	4,700,615
Melia Hotels International SA	35,228	522,373

		10,212,884
Sweden
Electrolux AB, Class B	124,701	3,700,760
Fabege AB	51,356	884,349
JM AB	57,399	2,019,509
Loomis AB	7,573	274,883
Modern Times Group MTG AB, B Shares	49,729	1,621,495

		8,500,996
Switzerland
Coca-Cola HBC AG	85,658	2,376,415
Georg Fischer AG, Registered Shares	2,528	2,383,821
IWG PLC	951,894	4,003,772
Logitech International SA, Registered Shares	159,266	5,322,860
Lonza Group AG, Registered Shares	31,678	6,481,634
Straumann Holding AG, Registered Shares	2,678	1,413,597
Temenos Group AG	16,876	1,460,716

		23,442,815
United Kingdom
Carnival PLC	30,401	1,873,687
Centrica PLC	66,157	169,524
Electrocomponents PLC	619,211	4,161,859
Fevertree Drinks PLC	22,757	479,532
Firstgroup PLC	9,242	16,349
HSBC Holdings PLC	17,686	145,844
Inchcape PLC	227,412	2,515,744
Indivior PLC	544,084	2,361,595
Intertek Group PLC	4,475	235,525
Intu Properties PLC	319,994	1,142,893
JD Sports Fashion PLC	203,361	1,172,660
Michael Page International PLC	42,907	277,990
Moneysupermarket.com Group PLC	961,928	4,309,216
Qinetiq Group PLC	1,162,664	4,424,474
Rightmove PLC	7,572	410,526
Smiths Group PLC	52,613	1,118,471

	Shares	Value
Reference Entity — Long (continued)
United Kingdom (continued)
Spirax-Sarco Engineering PLC	158,468	$10,670,475
Thomas Cook Group PLC	1,263,391	1,566,260
UBM PLC	215,622	1,983,156
WM Morrison Supermarkets PLC	558,157	1,733,859
Wolseley PLC	7,581	481,826

		41,251,465
Total Reference Entity — Long		286,673,827

Reference Entity — Short
Australia
AMP Ltd.	(103,538)	(414,843)
Brambles Ltd.	(197,218)	(1,526,090)
Domino’s Pizza Enterprises Ltd.	(56,201)	(2,570,069)
Iluka Resources Ltd.	(290,254)	(1,823,968)
Incitec Pivot Ltd.	(787,186)	(2,230,218)
Independence Group NL	(469,765)	(1,150,890)
Insurance Australia Group Ltd.	(43,584)	(202,312)
Oil Search Ltd.	(4,633)	(24,999)
Origin Energy Ltd.	(56,633)	(304,758)
Vocus Communications Ltd.	(606,679)	(1,529,411)
Westfield Corp.	(126,666)	(861,388)

		(12,638,946)
Austria
Ams AG	(6,539)	(420,676)
Canada
Alimentation Couche-Tard, Inc.	(66,501)	(3,058,447)
Amaya, Inc.	(16,295)	(289,479)
BlackBerry Ltd.	(9,099)	(84,988)
Bombardier, Inc.	(205,561)	(317,742)
Cameco Corp.	(47,862)	(458,968)
CCL Industries, Inc., Class B	(5,752)	(1,331,550)
Cott Corp.	(371,097)	(4,882,533)
Element Financial Corp.	(698,670)	(6,136,811)
Empire Co. Ltd.	(37,132)	(572,057)
Encana Corp.	(58,335)	(624,354)
Fairfax Financial Holdings Ltd.	(18,470)	(8,443,119)
First Quantum Minerals Ltd.	(32,087)	(305,814)
Hydro One Ltd.	(60,752)	(1,069,908)
Ivanhoe Mines Ltd., Class A	(245,882)	(862,807)
New Flyer Industries, Inc.	(6,394)	(238,186)
Parex Resources, Inc.	(26,779)	(332,518)
Potash Corp. of Saskatchewan, Inc.	(92,611)	(1,561,778)
Pretium Resources, Inc.	(121,370)	(1,202,986)
Seven Generations Energy Ltd.	(54,043)	(956,902)
Stantec, Inc.	(151,945)	(3,899,222)
Torex Gold Resources, Inc.	(14,194)	(240,405)

		(36,870,574)

BLACKROCK FUNDS	APRIL 30, 2017	27

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Denmark
AP Moeller—Maersk A/S	(94)	$(155,945)
Coloplast A/S	(1,477)	(126,469)
DONG Energy A/S	(53,042)	(2,088,633)
DSV A/S	(25,282)	(1,407,840)
Nets A/S	(2,582)	(46,964)

		(3,825,851)
France
Accor SA	(146,172)	(6,665,320)
Aeroports de Paris	(50,524)	(6,739,131)
Air Liquide SA	(79,094)	(9,529,734)
Airbus Group SE	(7,005)	(566,653)
Bollore SA	(1,445,875)	(5,883,162)
Bureau Veritas SA	(24,261)	(562,136)
Safran SA	(4,753)	(393,524)
Suez Environnement Co.	(57,468)	(944,014)

		(31,283,674)
Germany
Bayerische Motoren Werke AG	(5,864)	(482,240)
Daimler AG	(2,923)	(217,805)
Deutsche Bank AG	(35,882)	(645,187)
Deutsche Bank AG Rights	(10,208)	(22,406)
GEA Group AG	(224,757)	(9,554,949)
HeidelbergCement AG	(83,683)	(7,747,156)
KION Group AG	(53,130)	(3,599,312)
MAN SE	(3,461)	(363,634)
Porsche Automobil Holding SE	(9,535)	(558,038)
Symrise AG	(1,419)	(99,342)
ThyssenKrupp AG	(191,071)	(4,553,326)
Volkswagen AG	(28,503)	(4,524,758)
Volkswagen AG	(2,474)	(398,920)

		(32,767,073)
Hong Kong
Esprit Holdings Ltd.	(230,500)	(178,833)
Italy
Yoox SpA	(173,824)	(4,618,926)
Japan
Acom Co. Ltd.	(217,200)	(964,754)
Alps Electric Co. Ltd.	(26,400)	(775,968)
Bridgestone Corp.	(11,600)	(483,850)
Dentsu, Inc.	(39,400)	(2,224,016)
FamilyMart UNY Holdings Co. Ltd.	(136,500)	(7,715,921)
Hamamatsu Photonics KK	(4,400)	(129,386)
Hankyu Hanshin Holdings, Inc.	(2,800)	(92,494)
Hoshizaki Corp.	(18,800)	(1,568,534)
Isetan Mitsukoshi Holdings Ltd.	(58,200)	(635,963)
Japan Airlines Co. Ltd.	(500)	(15,791)
Kansai Paint Co. Ltd.	(152,000)	(3,364,712)
Keisei Electric Railway Co. Ltd.	(700)	(16,659)
Keyence Corp.	(2,700)	(1,085,438)

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
Koito Manufacturing Co. Ltd.	(59,700)	$(3,084,881)
Kyocera Corp.	(114,100)	(6,462,062)
Kyowa Hakko Kirin Co. Ltd.	(1,300)	(22,335)
Murata Manufacturing Co. Ltd.	(16,700)	(2,243,236)
Nippon Kayaku Co. Ltd.	(231,000)	(3,156,136)
Nippon Paint Co. Ltd.	(83,700)	(3,210,593)
Oriental Land Co. Ltd.	(104,600)	(6,007,629)
Rakuten, Inc.	(4,700)	(48,147)
Recruit Holdings Co. Ltd.	(126,600)	(6,398,658)
Shimano, Inc.	(42,200)	(6,458,453)
Shiseido Co. Ltd.	(57,400)	(1,555,000)
Sony Corp.	(20,500)	(703,443)
Sugi Holdings Co. Ltd.	(15,500)	(768,110)
Sysmex Corp.	(33,600)	(2,046,495)
Terumo Corp.	(109,400)	(3,995,126)
Topcon Corp.	(61,100)	(1,079,525)
TOTO Ltd.	(138,900)	(5,299,352)
Toyota Industries Corp.	(1,500)	(74,721)
Unicharm Corp.	(47,400)	(1,152,729)
Yakult Honsha Co. Ltd.	(17,000)	(968,935)
Yokohama Rubber Co. Ltd.	(81,200)	(1,594,403)

		(75,403,455)
Jordan
Hikma Pharmaceuticals PLC	(185,342)	(4,650,457)
Luxembourg
SES SA	(28,590)	(624,880)
Tenaris SA	(166,693)	(2,604,061)

		(3,228,941)
Netherlands
GrandVision NV	(29,275)	(764,090)
Heineken NV	(6,967)	(621,410)
Royal Dutch Shell PLC, A Shares	(170,043)	(4,415,748)
Royal Dutch Shell PLC, B Shares	(162,133)	(4,313,866)
SBM Offshore NV	(16,347)	(269,304)

		(10,384,418)
Norway
Norwegian Air Shuttle ASA	(19,625)	(557,414)
Schibsted ASA, B Shares	(14,098)	(315,749)

		(873,163)
Singapore
Oversea-Chinese Banking Corp. Ltd.	(4,300)	(30,116)
Sembcorp Industries Ltd.	(416,400)	(902,219)
Singapore Post Ltd.	(167,100)	(164,889)

		(1,097,224)
South Africa
Mediclinic International PLC	(181,961)	(1,934,480)

28	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Spain
Cellnex Telecom SAU	(24,541)	$(433,165)
Ferrovial SA	(80,075)	(1,703,401)
Merlin Properties Socimi SA	(44,122)	(521,765)

		(2,658,331)
Sweden
Alfa Laval AB	(59,235)	(1,213,825)
Assa Abloy AB	(6,298)	(136,319)
Fastighets AB Balder	(5,922)	(132,222)
Hexagon AB, B Shares	(71,461)	(3,110,042)
Investor AB, B Shares	(1,313)	(59,993)

		(4,652,401)
Switzerland
Aryzta AG	(14,916)	(484,260)
Chocoladefabriken Lindt & Spruengli AG	(501)	(2,817,181)
Chocoladefabriken Lindt & Spruengli AG	(28)	(1,861,485)
Cie Financiere Richemont SA	(54,456)	(4,550,261)
Dufry AG	(986)	(161,563)
Swatch Group AG	(5,984)	(2,394,010)
Swatch Group AG	(41,895)	(3,250,166)

		(15,518,926)

	Shares	Value
Reference Entity — Short (continued)
United Kingdom
Antofagasta PLC	(670,786)	$(7,277,856)
Balfour Beatty PLC	(108,408)	(409,540)
BBA Aviation PLC	(33,172)	(133,817)
Berkeley Group Holdings PLC	(33,753)	(1,423,616)
Capita PLC	(163,268)	(1,176,789)
Capital & Counties Properties PLC	(50,289)	(205,659)
CNH Industrial NV	(46,819)	(516,299)
Cobham PLC	(1,543,904)	(1,139,808)
Cobham PLC	(3,838,920)	(6,588,120)
CYBG PLC	(167,844)	(605,977)
Daily Mail & General Trust PLC	(52,555)	(487,035)
Domino’s Pizza Group PLC	(55,727)	(238,450)
EasyJet PLC	(120,748)	(1,826,473)
Greene King PLC	(215,024)	(2,092,514)
John Wood Group PLC	(9,159)	(90,034)
Melrose Industries PLC	(59,535)	(182,364)
Next PLC	(63,496)	(3,539,496)
Rolls-Royce Holdings PLC	(1,489,022)	(1,929)
Royal Bank of Scotland Group PLC	(441,430)	(1,515,510)
Standard Chartered PLC	(109,638)	(1,024,610)

		(30,475,896)
Total Reference Entity — Short		(273,482,245)
Net Value of Reference Entity — UBS AG		$13,191,582

BLACKROCK FUNDS	APRIL 30, 2017	29

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Preferred Securities	—	—	$6,532,883	$6,532,883
Short-Term Securities	$578,143,102	—	—	578,143,102

Total	$578,143,102	—	$6,532,883	$584,675,985

Derivative Financial Instruments [2]
Assets:
Equity contracts	$1,479,486	$23,654,239	—	$25,133,725
Liabilities:
Equity contracts	(1,805,042)	—	—	(1,805,042)

Total	$(325,556)	$23,654,239	—	$23,328,683

[1]	See above Schedule of Investments for values in each country.
[2]	Derivative financial instruments are futures contracts and swaps. Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfers between levels.

30	BLACKROCK FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of July 31, 2016	$6,612,226
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(79,343)
Purchases	—
Sales	—

Closing Balance, as of April 30, 2017	$6,532,883

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017[1]	$(79,343)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $8. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$6,532,875	Market	Discount Rate[1] Exit Scenario Probability[2] Revenue Growth Rate[2] Revenue Multiple[2] Time to Exit[1]	25.00% 80.00% 133.00% –230.00% 10.75x –35.00x 1-2 years	— — 168.54 14.07x —%
Total	$6,532,875

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

BLACKROCK FUNDS	APRIL 30, 2017	31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 22, 2017